AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 29, 2016

SECURITIES ACT FILE NO. 333-211614

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 664-7037

(Registrant’s Telephone Number)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

TITLE OF SECURITIES BEING REGISTERED:

Administration Class and Trust Class shares of the State Street Institutional Liquid Reserves Fund series of the Registrant.

Administration Class shares of the State Street Institutional U.S. Government Money Market Fund series of the Registrant.

Trust Class shares of the State Street Institutional Treasury Plus Money Market Fund series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

SSGA Funds

SSGA Money Market Fund

SSGA Prime Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA U.S. Treasury Money Market Fund

COMBINED PROXY STATEMENT/PROSPECTUS

June 29, 2016

Dear Shareholder,

You are cordially invited to attend a joint special meeting of the shareholders of SSGA Money Market Fund, SSGA Prime Money Market Fund, SSGA U.S. Government Money Market Fund, and SSGA U.S. Treasury Money Market Fund, all of which are series of SSGA Funds (“SSGA Funds”), to be held at 10:00 a.m., local time, on August 22, 2016 at One Lincoln Street, Boston, MA 02111.

At the special meeting, you are being asked to vote on one or more proposals related to your fund(s) that, if approved, would allow your fund(s) to merge into certain other series of funds advised by SSGA Funds Management, Inc. (“SSGA FM”), the investment manager to your fund(s), and are intended to streamline and simplify the fund offerings managed by SSGA FM and reduce costs for shareholders. Those proposals are described in the accompanying combined proxy statement/prospectus, which you should read carefully. For the reasons discussed in the enclosed materials, the Board of Trustees of SSGA Funds unanimously recommends that you vote “FOR” all applicable proposals.

Details regarding the matters to be acted upon at this special meeting are described in the combined proxy statement/prospectus. Formal notice of the special meeting appears after this letter, followed by the combined proxy statement/prospectus.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the combined proxy statement/prospectus and cast your vote via the internet or telephone by following the instructions in the combined proxy statement/prospectus and at www.proxyvote.com, or you may vote by signing, voting and returning your proxy ballot in the envelope provided. Your prompt vote via internet, telephone or execution and return of the enclosed proxy cards is requested.

If you attend the special meeting, you may vote in person even if you have previously returned your proxy ballot or have voted via the internet or by telephone. Please review the instructions for each voting option described in the combined proxy statement/prospectus. Your prompt cooperation will be greatly appreciated.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Ellen Needham

President, SSGA Funds

SSGA Funds

SSGA Money Market Fund

SSGA Prime Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA U.S. Treasury Money Market Fund

COMBINED PROXY STATEMENT/PROSPECTUS

June 29, 2016

This is a brief overview of the reorganization proposed for your fund. We encourage you to read the full text of the enclosed combined proxy statement/prospectus.

Q: Why are you sending me this information?

Shareholders of the funds listed above are being asked to approve the reorganizations of the funds into other State Street money market funds. As a shareholder of one or more of the funds listed above, you are being asked to vote on the reorganization(s) involving your fund(s).

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of that other fund. The selling fund then liquidates and distributes the shares of the other fund to its shareholders. Once the reorganization is completed, shareholders of the selling fund will hold shares of the other fund.

Q: Is my vote important?

Absolutely! While the board of trustees (the “Board”) of each fund listed above has reviewed its proposed reorganization and recommends that you approve it, these proposals cannot go forward without the approval of shareholders. A fund will continue to contact shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Q: What are the proposals?

Shareholders of each fund listed above (each a “Selling Fund”) are being asked to vote on the reorganization (a “Reorganization”) of the fund into the State Street money market fund listed opposite in the table below (each a “Buying Fund”; the Buying Funds and Selling Funds are referred to individually as a “Fund” and collectively as the “Funds”):

Selling Fund	Buying Fund
SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund
SSGA Prime Money Market Fund	State Street Institutional Liquid Reserves Fund
SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund

If a Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund would, in effect, be converted into shares of the corresponding Buying Fund. The Selling Funds and the Buying Funds are all money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolios at amortized cost. Accordingly, it is expected that the shares you receive in the reorganization will have a net asset value at amortized cost of $1.00 per share. The Funds’ valuation policies are identical. As a result, you would receive a number of Buying Fund shares in a Reorganization equal to the number of Selling Fund shares you own before the Reorganization.

The SEC has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect SSGA Money Market Fund, SSGA Prime Money Market Fund and State Street Institutional Liquid Reserves Fund (each a “Prime Fund”). As a result of these new requirements, the Prime Funds will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, on or before the compliance date, but no earlier than October 3, 2016, each Prime Fund will begin buying and selling its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. Each Prime Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000), and it will fluctuate. If you are a shareholder of SSGA Money Market Fund or SSGA Prime Money Market Fund and the Reorganization of your Fund is consummated after the transition to a floating NAV, you will receive shares of State Street Institutional Liquid Reserves Fund having the same aggregate value (determined using a per share NAV calculated to four decimal places) as the aggregate value of your Selling Fund shares immediately prior to the Reorganization, calculated by valuing the Selling Fund’s assets using the Buying Fund’s valuation policies and procedures, which are identical to those of the Selling Funds.

We encourage you to read the full text of the enclosed combined proxy statement/prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization.

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

It is expected that, following the proposed Reorganizations, the expenses you bear indirectly as a Buying Fund shareholder will be lower than the expenses you currently bear indirectly as a Selling Fund shareholder, as described in detail in the combined proxy statement/prospectus under “Reorganization Proposals – Summary – Fees and Expenses.”

Q: Why are proposals not involving my Fund included in the combined proxy statement/prospectus?

To reduce costs, proposals have been combined into one proxy statement/prospectus. Accordingly, not all proposals may be applicable to each shareholder.

Q: Why are the Reorganizations being proposed?

SSGA Funds Management, Inc. (“SSGA FM”), the Funds’ investment manager, proposed the Reorganizations to the Board in order to streamline the product offerings of the funds managed by SSGA FM, in light of the benefits offered by the larger, combined Buying Funds. In addition to the anticipated reduction in Fund expenses, the Reorganizations are expected to create efficiencies of management and operation, which have the potential to benefit the Funds and their shareholders over time through reduced expenses. The combination of the Funds is also expected to streamline the management and administrative functions performed by SSGA and State Street Bank and Trust Co. (“SSBT”) for the Funds, which should benefit both the Funds and SSGA and SSBT, in advance of the changes expected in the industry after new money market fund regulations come into effect.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

Account-level features and options such as dividend distributions, automatic investment plans, and systematic withdrawals will automatically carry over from accounts in each Selling Fund to accounts in the corresponding Buying Fund.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charges in connection with the Reorganizations. Reorganization costs are expected to be allocated among the Funds, but will be limited to an amount for each Fund that is not more than the anticipated reduction in expenses expected to be realized by the Fund’s shareholders (in the case of a Selling

Fund, as shareholders of the Buying Fund) during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.” Each Reorganization is expected generally to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that in general Selling Fund shareholders and the Selling Fund will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section of the combined proxy statement/prospectus entitled “Tax Status of the Reorganizations.”

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place following shareholder approval of each Reorganization, and are expected to close in the third or fourth quarter of 2016.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Selling Fund.

Q: How can I vote?

You can vote in one of four ways:

•	By telephone (call the toll free number listed on your proxy card)

•	By internet (log on to the internet site listed on your proxy card)

•	By mail (using the enclosed postage prepaid envelope)

•	In person at the shareholder meeting scheduled to occur at 10:00 a.m. ET on August 22, 2016 at One Lincoln Street, Boston, MA 02111

The deadline for voting by telephone or internet is 11:59 P.M. E.T. on August 21, 2016. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy cards for instructions for voting by telephone, internet or mail.

Q: Will I be notified of the results of the vote?

The final voting results for each proposal also will be included in each Selling Fund’s next report to shareholders following the special shareholder meeting.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., toll free at 1-855-601-2251.

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

SSGA Funds

SSGA Money Market Fund

SSGA Prime Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA U.S. Treasury Money Market Fund

To be held August 22, 2016

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the funds listed above (each a “Selling Fund”) will be held at 10:00 a.m. ET on August 22, 2016, at One Lincoln Street, Boston, MA 02111. At the Meeting, shareholders will consider the following proposals with respect to their Selling Funds:

Proposal 1

To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.

Proposal 2

To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Prime Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.

Proposal 3

To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Government Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional U.S. Government Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class Shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.

Proposal 4

To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Treasury Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Treasury Plus Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.

Shareholders of each Selling Fund will vote separately on each proposal, as shown below.

Selling Fund	Buying Fund	Proposal #
SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund	1
SSGA Prime Money Market Fund	State Street Institutional Liquid Reserves Fund	2
SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund	3
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	4

Please carefully read the enclosed combined proxy statement/prospectus, as it discusses these proposals in more detail. If you were a shareholder of a Selling Fund as of the close of business on June 23, 2016, you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy cards. If you have questions, please call the Selling Funds’ proxy solicitor toll free at 1-855-601-2251. It is important that you vote. The board of trustees of each Selling Fund recommends that you vote FOR its Reorganization.

By order of the board of trustees,

Ellen Needham, President

June 29, 2016

SSGA Funds

SSGA Money Market Fund

SSGA Prime Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA U.S. Treasury Money Market Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated June 29, 2016

This document is a proxy statement for each Selling Fund and a prospectus for each Buying Fund (each as defined below). The address and telephone number of each Selling Fund and each Buying Fund is c/o SSGA Funds Management, Inc., One Lincoln Street, State Street Financial Center, Boston, MA 02111-2900, and 617-786-3000. This combined proxy statement/prospectus and the enclosed proxy cards were first mailed to shareholders of each Selling Fund beginning on or about July 8, 2016. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal		To be voted on by shareholders of:
1.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	SSGA Money Market Fund

Proposal		To be voted on by shareholders of:
2.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Prime Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	SSGA Prime Money Market Fund

Proposal		To be voted on by shareholders of:
3.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Government Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional U.S. Government Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class Shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	SSGA U.S. Government Money Market Fund

Proposal		To be voted on by shareholders of:
4.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Treasury Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Treasury Plus Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	SSGA U.S. Treasury Money Market Fund

The proposals will be considered by shareholders who owned shares of the Selling Funds on June 23, 2016 at a joint special meeting of shareholders (the “Meeting”) that will be held at 10:00 a.m. ET on August 22, 2016, at One Lincoln Street, Boston, MA 02111. The Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) are each a series of a registered open-end management investment company.

Although the board of trustees (the “Board”) of each Selling Fund recommends that shareholders approve the reorganization of each Selling Fund into the corresponding Buying Fund (each a “Reorganization”), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of a second Selling Fund do not approve the second Selling Fund’s Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this combined proxy statement/prospectus. If shareholders of any Selling Fund fail to approve its Reorganization, the Board of such Selling Fund will consider what other actions, if any, may be appropriate.

How Each Reorganization Will Work

•	Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the Buying Fund (“Reorganization Shares”) and the assumption by the Buying Fund of all of the Selling Fund’s liabilities.

•	Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of the applicable class of each Buying Fund will be distributed to Class N shareholders of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. Holders of Class N shares of a Selling Fund will receive Reorganization Shares with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class N shares at the time of the Reorganization. The Selling Funds and the Buying Funds are all money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolios at amortized cost. Accordingly, it is expected that the shares you receive in the reorganization will have a net asset value at amortized cost of $1.00 per share. The Funds’ valuation policies are identical. As a result, you would receive a number of Buying Fund shares in a Reorganization equal to the number of Selling Fund shares you own before the Reorganization.

•

The SEC has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect SSGA Money Market Fund, SSGA Prime Money Market Fund and State Street Institutional Liquid Reserves Fund (each a “Prime Fund”). As a result of these new requirements, the Prime Funds will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, on or before the compliance date, but no earlier than October 3, 2016, each Prime Fund will begin buying and selling its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. Each Prime Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000), and it will fluctuate. If you are a shareholder of SSGA Money Market Fund or SSGA Prime

Money Market Fund and the Reorganization of your Fund is consummated after the transition to a floating NAV, you will receive shares of State Street Institutional Liquid Reserves Fund having the same aggregate value (determined using a per share NAV calculated to four decimal places) as the aggregate value of your Selling Fund shares immediately prior to the Reorganization, calculated by valuing the Selling Fund’s assets using the Buying Fund’s valuation policies and procedures, which are identical to those of the Selling Funds.

•	Each Buying Fund operates as a “feeder” fund in a “master/feeder” arrangement, investing substantially all of its assets in a series of State Street Master Funds (each, a “Portfolio”). Accordingly, it is expected that each Buying Fund will immediately transfer to its corresponding Portfolio all of the assets and liabilities that it receives from the corresponding Selling Fund and that are designated to be transferred by the Buying Fund to the corresponding Portfolio in exchange for an interest in that Portfolio.

•	Reorganization costs are expected to be allocated among the Funds, but will be limited to an amount for each Fund that is not more than the anticipated reduction in expenses expected to be realized by the Fund’s shareholders (in the case of a Selling Fund, as shareholders of the Buying Fund) during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.”

•	Each Reorganization is generally expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that, in general, Selling Fund shareholders and each Selling Fund will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.”

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined proxy statement/prospectus by reference:

SSGA Money Market Fund; SSGA Prime Money Market Fund; SSGA U.S. Government Money Market Fund; SSGA U.S. Treasury Money Market Fund (SEC file nos. 33-19229 and 811-05430):

•	the prospectus of each Selling Fund, dated December 18, 2015, as supplemented to date;

•	the Statement of Additional Information of each Selling Fund, dated December 18, 2015, as supplemented to date; and

•	the reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of SSGA Funds for the year ended August 31, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of SSGA Funds for the period ended February 29, 2016.

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Selling Fund’s proxy solicitor toll free at 1-855-601-2251.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value, including possible loss of principal. There is no assurance that any Fund will achieve its investment objectives.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

Page
Section A — Reorganization Proposals	7
Summary	7
How Each Reorganization Will Work	7
U.S. Federal Income Tax Consequences	8
Fees and Expenses	9
Proposal 1 Fees and Expenses. Reorganization of SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund	10
Proposal 2 Fees and Expenses. Reorganization of SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund	12
Proposal 3 Fees and Expenses. Reorganization of SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund	14
Proposal 4 Fees and Expenses. Reorganization of SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Money Market Fund	16
Proposal 1. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund	18
Comparison of the Selling Fund and the Buying Fund	18
Comparison of Investment Objectives	18
Comparison of Principal Investment Strategies	18
Comparison of Fundamental Investment Policies	20
Comparison of Additional Non-Fundamental Investment Policies	21
Comparison of Principal Risks	21
Comparison of Performance	24
Proposal 2. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund	26
Comparison of the Selling Fund and the Buying Fund	26
Comparison of Investment Objectives	26
Comparison of Principal Investment Strategies	26
Comparison of Fundamental Investment Policies	28
Comparison of Additional Non-Fundamental Investment Policies	31
Comparison of Principal Risks	31
Comparison of Performance	34
Proposal 3. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund	36
Comparison of the Selling Fund and the Buying Fund	36
Comparison of Investment Objectives	37
Comparison of Principal Investment Strategies	37
Comparison of Fundamental Investment Policies	39
Comparison of Additional Non-Fundamental Investment Policies	39
Comparison of Principal Risks	39
Comparison of Performance	42
Proposal 4. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Reserves Money Market Fund	43
Comparison of the Selling Fund and the Buying Fund	43
Comparison of Investment Objectives	44
Comparison of Principal Investment Strategies	44
Comparison of Fundamental Investment Policies	45
Comparison of Additional Non-Fundamental Investment Policies	45

SECTION A — REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Selling Fund into the corresponding Buying Fund.

The following is a summary. More complete information appears later in this combined proxy statement/prospectus. You should carefully read the entire combined proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•	Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the Buying Fund (“Reorganization Shares”) and the assumption by the Buying Fund of all of the Selling Fund’s liabilities.

•	Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of the applicable class of each Buying Fund will be distributed to Class N shareholders of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. Holders of Class N shares of a Selling Fund will receive Reorganization Shares with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class N shares at the time of the Reorganization. The Selling Funds and the Buying Funds are all money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolios at amortized cost. Accordingly, it is expected that the shares you receive in the reorganization will have a net asset value at amortized cost of $1.00 per share. The Funds’ valuation policies are identical. As a result, you would receive a number of Buying Fund shares in a Reorganization equal to the number of Selling Fund shares you own before the Reorganization.

•	The SEC has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect SSGA Money Market Fund, SSGA Prime Money Market Fund and State Street Institutional Liquid Reserves Fund (each a “Prime Fund”). As a result of these new requirements, the Prime Funds will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, on or before the compliance date, but no earlier than October 3, 2016, each Prime Fund will begin buying and selling its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. Each Prime Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000), and it will fluctuate. If you are a shareholder of SSGA Money Market Fund or SSGA Prime Money Market Fund and the Reorganization of your Fund is consummated after the transition to a floating NAV, you will receive shares of State Street Institutional Liquid Reserves Fund having the same aggregate value (determined using a per share NAV calculated to four decimal places) as the aggregate value of your Selling Fund shares immediately prior to the Reorganization, calculated by valuing the Selling Fund’s assets using the Buying Fund’s valuation policies and procedures, which are identical to those of the Selling Funds.

•

Each Buying Fund operates as a “feeder” fund in a “master/feeder” arrangement, investing substantially all of its assets in a series of State Street Master Funds (each, a “Portfolio”). Accordingly, it is expected that each Buying Fund will immediately transfer to its corresponding Portfolio all of the assets and liabilities that it receives from the corresponding Selling Fund and that are designated to be transferred by the Buying Fund to the corresponding Portfolio in exchange for an interest in that Portfolio.

•	Reorganization costs are expected to be allocated among the Funds, but will be limited to an amount for each Fund that is not more than the anticipated reduction in expenses expected to be realized by the Fund’s shareholders (in the case of a Selling Fund, as shareholders of the Buying Fund) during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.”

•	Each Reorganization is generally expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that, in general, Selling Fund shareholders and each Selling Fund will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.”

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

U.S. Federal Income Tax Consequences

In general, each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will be tax-free, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by any Selling Fund or its shareholders as a direct result of its Reorganization. If a portion of the portfolio assets of a Selling Fund were to be sold in connection with its Reorganization, the actual tax effect of such sales would depend on the difference between the price at which such portfolio assets were sold and the tax basis of the Selling Fund in such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any available capital losses, would be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions would be taxable to shareholders. The Selling Funds do not expect to sell portfolio securities in connection with the Reorganizations. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. Any such redemption could potentially result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Selling Fund shareholders’ aggregate tax basis in the Reorganization Shares is expected to carry over from the shareholders’ Selling Fund shares, and the Selling Fund shareholders’ holding period in the Reorganization Shares is expected to include the shareholders’ holding period in the Selling Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual fund operating expense ratios for both the Selling Funds and the Buying Funds are based on expenses incurred during the twelve months ending in December 31, 2015. Annual fund operating expense ratios have been adjusted to reflect current and expected fees, as more fully described below, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. Pro forma expense ratios are based on the average net assets of each Buying Fund and the corresponding Selling Fund for the same date, adjusted to reflect current and expected fees. As of the date of this combined proxy statement/prospectus, each Fund’s net assets may be lower or higher than the Fund’s average net assets over such period (or on such date). In general, a Fund’s annual operating expense ratios will increase as the Fund’s assets decrease and will decrease as the Fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this combined proxy statement/prospectus, could be higher or lower than those shown in the tables below. In addition, future increases or decreases in each Buying Fund’s net assets following the Reorganizations could result in annual fund operating expenses that are higher or lower than those shown in the tables below. The commitment by SSGA FM to waive fees and/or to reimburse expenses for a Buying Fund, if applicable and as noted below, may limit the effect that any increase or decrease in the Fund’s net assets will have on its annual net operating expense ratios in the current fiscal year.

The Funds have contractual fee waiver and/or expense reimbursement arrangements. For more information, see the current and pro forma fees and expenses and the accompanying footnotes below.

The fees and expenses below exclude one-time costs of the Reorganizations, which are estimated at $123,011 for SSGA Money Market Fund, $81,713 for SSGA Prime Money Market Fund, $183,198 for SSGA U.S. Government Money Market Fund, $251,900 for SSGA U.S. Treasury Money Market Fund, $294,955 for State Street Institutional Liquid Reserves Fund, $4,230 for State Street Institutional U.S. Government Money Market Fund, and $5,993 for State Street Institutional Treasury Plus Money Market Fund. If the one-time costs of the Reorganizations had been included in the fee and expense calculations used to generate the tables below, they would have had no effect on the figures shown in the tables. It is expected that the Buying Funds will bear all fees owed to governmental authorities for the registration or qualification of shares they will issue to the corresponding Selling Funds to effect the Reorganizations and all transfer agency costs related to the transfer of those shares. Other reorganization costs are expected to be allocated to each Buying Fund and Selling Fund in proportion to the estimated one year total benefit that is expected to accrue to each as a result of the Reorganization. Any Reorganization expenses otherwise allocable to a Fund that are in excess of the one year total benefit will be borne by SSGA FM or its affiliates and not by any other Fund. If a Reorganization is not consummated, SSGA FM or its affiliates will bear the costs associated with that Reorganization. Additional information regarding the costs of each Reorganization expected to be borne by each Fund is set forth in “Exhibit A – Costs of the Reorganizations.”

For the Reorganizations involving each of SSGA Money Market Fund and SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund, the number of Reorganizations that occur will affect the total annual Fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined total annual Fund operating expenses of the Buying Fund assuming (1) that only one of the Reorganizations is consummated and (2) that both of the Reorganizations are consummated.

Proposal 1 Fees and Expenses. Reorganization of SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

SSGA Money Market Fund (Current) (Selling Fund)	Class N
Management fees	0.25%
Distribution and/or service (12b-1) fees(1)	0.06%
Other expenses(2)	0.07%

Total annual Fund operating expenses(3)	0.38%

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)	Administration Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.05%
Other expenses(4)	0.27%

Total annual Fund operating expenses(5)	0.37%

The first table below shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, the Reorganization of only SSGA Money Market Fund, and the second table shows the pro forma combined total annual Fund operations expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses, the Reorganization of both SSGA Money Market Fund and SSGA Prime Money Market Fund.

State Street Institutional Liquid Reserves Fund (Pro Forma - Highest) (Buying Fund)	Administration Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.05%
Other expenses(4)	0.27%

Total annual Fund operating expenses(5)	0.37%

State Street Institutional Liquid Reserves Fund (Pro Forma - Lowest) (Buying Fund)	Administration Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.05%
Other expenses(4)	0.27%

Total annual Fund operating expenses(5)	0.37%

(1)	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.08% of average daily net assets.
(2)	The expense information in the table has been restated to reflect current fees.
(3)

The Adviser is contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the SSGA Money Market Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. In addition, the Adviser has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of December 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $20,567,435 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. The Adviser has agreed to waive its right to be reimbursed for the Voluntary Reduction incurred by the Fund if the Reorganization involving the Fund is consummated. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
(4)	Other expenses are based on estimates for the current fiscal year for the Administration Class shares.
(5)	The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as distribution, shareholder servicing, administration, and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2015, the Adviser had not waived fees and/or reimbursed expenses of the Administration Class under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
SSGA Money Market Fund (Current) (Selling Fund)
Class N	$39	$122	$213	$480

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)
Administration Class	$38	$119	$208	$468

State Street Institutional Liquid Reserves Fund (Pro Forma - Highest) (Buying Fund)
Administration Class	$38	$119	$208	$468

State Street Institutional Liquid Reserves Fund (Pro Forma - Lowest) (Buying Fund)
Administration Class	$38	$119	$208	$468

Proposal 2 Fees and Expenses. Reorganization of SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

SSGA Prime Money Market Fund (Current) (Selling Fund)	Class N
Management fees	0.15%
Distribution and/or service (12b-1) fees(1)	0.03%
Other expenses(2)	0.07%

Total annual Fund operating expenses(3)	0.25%

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)	Trust Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(4)	0.12%

Total annual Fund operating expenses(5)	0.17%

The first table below shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, the Reorganization of only SSGA Prime Money Market Fund, and the second table shows the pro forma combined total annual Fund operations expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses, the Reorganization of both SSGA Prime Money Market Fund and SSGA Money Market Fund.

State Street Institutional Liquid Reserves Fund (Pro Forma - Highest) (Buying Fund)	Trust Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(4)	0.12%

Total annual Fund operating expenses(5)	0.17%

State Street Institutional Liquid Reserves Fund (Pro Forma - Lowest) (Buying Fund)	Trust Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(4)	0.12%

Total annual Fund operating expenses(5)	0.17%

(1)	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.05% of average daily net assets.
(2)	The expense information in the table has been restated to reflect current fees.
(3)	The Adviser is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. In addition, the Adviser has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a nonnegative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of December 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $181,137 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. The Adviser has agreed to waive its right to be reimbursed for the Voluntary Reduction incurred by the Fund if the Reorganization involving the Fund is consummated. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
(4)	Other expenses are based on estimates for the current fiscal year for the Trust Class shares.
(5)	The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as distribution, shareholder servicing, administration, and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2015, the Adviser had not waived fees and/or reimbursed expenses of the Trust Class under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
SSGA Prime Money Market Fund (Current) (Selling Fund)
Class N	$26	$80	$141	$318

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)
Trust Class	$17	$55	$96	$217

State Street Institutional Liquid Reserves Fund (Pro Forma - Highest) (Buying Fund)
Trust Class	$17	$55	$96	$217

State Street Institutional Liquid Reserves Fund (Pro Forma - Lowest) (Buying Fund)
Trust Class	$17	$55	$96	$217

Proposal 3 Fees and Expenses. Reorganization of SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

SSGA U.S. Government Money Market Fund (Current) (Selling Fund)	Class N
Management fees	0.25%
Distribution and/or service (12b-1) fees(1)	0.06%
Other expenses(2)	0.08%

Total annual Fund operating expenses(3)	0.39%

State Street Institutional U.S. Government Money Market Fund (Current) (Buying Fund)	Administration Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.05%
Other expenses(4)	0.27%

Total annual Fund operating expenses(5)	0.37%

State Street Institutional U.S. Government Money Market Fund (Pro Forma) (Buying Fund)	Administration Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.05%
Other expenses(4)	0.27%

Total annual Fund operating expenses(5)	0.37%

(1)	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.08% of average daily net assets.

(2)	The expense information in the table has been restated to reflect current fees.
(3)	The Adviser is contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees. In addition, the Adviser has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of December 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $30,222,301 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. The Adviser has agreed to waive its right to be reimbursed for the Voluntary Reduction incurred by the Fund if the Reorganization involving the Fund is consummated. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
(4)	Other expenses are based on estimates for the current fiscal year for the Administration Class shares.
(5)	The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as distribution, shareholder servicing, administration, and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2015, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction for the Administration Class. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each

Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
SSGA U.S. Government Money Market Fund (Current) (Selling Fund)
Class N	$40	$125	$219	$493

State Street Institutional U.S. Government Money Market Fund (Current) (Buying Fund)
Administration Class	$38	$119	$208	$468

State Street Institutional U.S. Government Money Market Fund (Pro Forma) (Buying Fund)
Administration Class	$38	$119	$208	$468

Proposal 4 Fees and Expenses. Reorganization of SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Money Market Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

SSGA U.S. Treasury Money Market Fund (Current) (Selling Fund)	Class N
Management fees	0.15%
Distribution and/or service (12b-1) fees(1)	0.02%
Other expenses(2)	0.07%

Total annual Fund operating expenses(3)	0.24%

State Street Institutional Treasury Plus Money Market Fund (Current) (Buying Fund)	Trust Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(4)	0.15%

Total annual Fund operating expenses(5)	0.20%

State Street Institutional Treasury Plus Money Market Fund (Pro Forma) (Buying Fund)	Trust Class
Management fees	0.05%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(4)	0.13%

Total annual Fund operating expenses(5)	0.18%

(1)	The SSGA U.S. Treasury Money Market Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.04% of average daily net assets.
(2)	The expense information in the table has been restated to reflect current fees.
(3)

The Adviser is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees. In addition, the Adviser has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a nonnegative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of December 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $22,865,458 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. The Adviser has agreed to waive its right to be reimbursed for the Voluntary Reduction incurred by the Fund if the Reorganization involving the Fund is consummated. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
(4)	Other expenses are based on estimates for the current fiscal year for the Trust Class shares.
(5)	The Adviser is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as distribution, shareholder servicing, administration, and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund’s Board of Trustees, and is not reflected in the total annual Fund operating expenses shown in the table. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2015, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction for the Trust Class. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
SSGA U.S. Treasury Money Market Fund (Current) (Selling Fund)
Class N	$24	$77	$135	$306

State Street Institutional Treasury Plus Money Fund (Current) (Buying Fund)
Trust Class	$20	$64	$113	$255

State Street Institutional Treasury Plus Money Market Fund (Pro Forma) (Buying Fund)
Trust Class	$18	$58	$101	$230

Proposal 1. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have the same investment manager and the same portfolio management team;

•	Have substantially similar investment objectives and principal investment strategies, and invest in accordance with the regulatory requirements applicable to money market funds;

•	Have identical valuation policies, and, as money market funds, use amortized cost valuation methods to maintain a $1.00 stable net asset value per share;

•	Have substantially similar policies for buying and selling shares and substantially similar exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund; and

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust. Please see “Summary of Differences Between Declarations of Trust” in the section entitled “Additional Information About Each Reorganization” and Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the rights of shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Selling Fund and the Buying Fund are substantially identical, and are as follows:

Selling Fund: SSGA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

Buying Fund: The State Street Institutional Liquid Reserves Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Because any investment involves risk, there can be no assurance that any Fund’s objective will be achieved. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Each Fund invests primarily in high quality money market instruments in accordance with regulatory requirements applicable to money market funds. Each Fund invests in a broad range of money market instruments that includes instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities; and repurchase agreements. Each Fund may invest in instruments that may bear fixed, variable or floating rates of interest or may be zero-coupon securities, and may also invest in shares of other money market funds, including funds advised by SSGA FM.

In addition, the prospectus for the Buying Fund states that under normal market conditions, the Fund intends to invest more than 25% of its total assets in bank obligations, and that the Fund may invest a substantial portion of its assets in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. The prospectus of the Selling Fund does not contain similar statements, although the Selling Fund typically invests a portion of its assets in bank obligations and in securities issued or traded pursuant to such exemptions.

Differences between the principal investment strategies of the Selling Fund and those of the Buying Fund include that the Selling Fund invests directly in portfolio securities, while the Buying Fund is a “feeder” fund in a “master/feeder” arrangement, and invests substantially all of its assets in the State Street Money Market Portfolio (the “Money Market Portfolio” or “Portfolio” in context), a master fund that has the same investment objective and principal investment strategies as the Buying Fund.

Additional information regarding the principal investment strategies of each Fund is set forth below:

SSGA Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)
The Selling Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments.	The Buying Fund follows a disciplined investment process in which SSGA FM, the investment adviser to the Fund, bases its decisions on the relative attractiveness of different money market instruments. In SSGA FM’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.	The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Fund to be of comparable quality), to maintain a maximum dollar-weighted average maturity of sixty (60) days or less, and to meet requirements as to portfolio diversification and liquidity.

The Fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other instruments issued by U.S. or foreign banks, commercial paper issued by U.S. or foreign companies, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities.	The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time

SSGA Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)

These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.	deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

The Fund also may invest in shares of other money market funds, including funds advised by SSGA FM.	The Fund also may invest in shares of other money market funds, including funds advised by SSGA FM.

No similar investment policy, although the Fund does invest a portion of its assets in bank obligations in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.	Under normal market conditions, the Fund intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

The Fund makes direct investments instead of investing in a master portfolio.	The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Money Market Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Comparison of Fundamental Investment Policies

The Funds have the same fundamental investment policies and therefore the management of the combined Fund in accordance with the fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Comparison of Additional Non-Fundamental Investment Policies

Neither Fund has any other non-fundamental investment policies.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have substantially similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also generally subject to each of the principal risks identified below, except that the Selling Fund is not subject to Master-Feeder Structure Risk because it does not invest through a master-feeder structure. The prospectus for the Selling Fund also does not identify Large Shareholder Risk to be a principal risk. Additionally, with respect to Variable and Floating Rate Securities Risk, the Selling Fund does not consider the special risks involved in investments in derivative variable rate securities, such as inverse floaters, range floaters, capped floaters, or in securities that pay a rate of interest determined by applying a multiple to the variable rate, to be principal risks.

An investment in the Buying Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Buying Fund is subject to the following risks:

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

•	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

•	Financial Institutions Risk. Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.

•	Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

•	Large Shareholder Risk. To the extent a large proportion of the interests of the Portfolio are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these investors will purchase or redeem Portfolio interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

•	Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.

•	Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

•	Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

•	Non-U.S. Securities Risk. Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

•	Rapid Changes in Interest Rates Risk. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

•	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

•	Stable Share Price Risk. If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

•

U.S. Government Securities Risk.    Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.

•	Variable and Floating Rate Securities Risk. During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

•	Zero Coupon Bond Risk. Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing how each Fund’s performance has varied for each full calendar year shown in the bar chart. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

SSGA Money Market Fund (Selling Fund)

Class N Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the returns for the Selling Fund’s Class N shares during the last ten years, and by showing the Fund’s average annual returns for the 1, 5, and 10 year periods ended December 31, 2015. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.26% (Q3’2008) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Class N shares year-to-date return at March 31, 2016 was 0.03%.

Annual Total Returns (years ended 12/31)

Average Annual Total Returns (for periods ended December 31, 2015)

SSGA Money Market Fund (Current) (Selling Fund)	Share Class Inception Date	1 year	5 years	10 years
Class N	5/2/1998	0.00%	0.00%	1.24%

State Street Institutional Liquid Reserves Fund (Buying Fund)

Pro Forma Administration Class Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Buying Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares), a share class not offered in this prospectus, from year to year, adjusted for the higher expenses Administration Class shares are expected to bear. Performance history for the Administration Class shares of the Fund is not available because they have not commenced operations as of the date of this prospectus. Returns of Administration Class shares would have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the Administration Class shares do not have the same expenses as Premier Class shares. The Administration Class shares are generally expected to incur higher expenses than Premier Class shares. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Administration Class shares of the Fund will be available once the fund has commenced operation by calling toll free (877) 521-4083 or by visiting our website at www.ssga.com/cash.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.27% (Q3’2007) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Premier Class shares year-to-date return, adjusted for the fees and expenses of the Administration Class, at March 31, 2016 was 0.04%.

Annual Total Returns (years ended 12/31)

Returns would have been lower if operating expenses had not been reduced.

Average Annual Total Returns (for periods ended December 31, 2015)

State Street Institutional Liquid Reserves Fund (Buying Fund)	Share Class Inception Date	1 year	5 years	10 years
Administration Class*	8/12/2004*	0.00%	0.00%	1.25%

*	Because the Administration Class has not yet commenced operations, the inception date is that of the Premier Class shares and the Average Annual Total Returns for Administration Class shares consist of the performance of Premier Class shares, adjusted for Administration Class shares’ expenses.

Proposal 2. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have the same investment manager and the same portfolio management team;

•	Have substantially similar investment objectives and principal investment strategies, and invest in accordance with the regulatory requirements applicable to money market funds;

•	Have identical valuation policies, and, as money market funds, use amortized cost valuation methods to maintain a $1.00 stable net asset value per share;

•	Have substantially similar policies for buying and selling shares and substantially similar exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund; and

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust. Please see “Summary of Differences Between Declarations of Trust” in the section entitled “Additional Information About Each Reorganization” and Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the rights of shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Selling Fund and the Buying Fund are substantially identical, and are as follows:

Selling Fund: SSGA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

Buying Fund: The State Street Institutional Liquid Reserves Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Because any investment involves risk, there can be no assurance that any Fund’s objective will be achieved. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Each Fund invests primarily in high quality money market instruments in accordance with regulatory requirements applicable to money market funds. Each Fund invests in a broad range of money market instruments that include instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities; and repurchase agreements. Each Fund may invest in instruments that may bear fixed, variable or floating rates of interest or may be zero-coupon securities, and may also invest in shares of other money market funds, including funds advised by SSGA FM.

In addition, the prospectus for the Buying Fund states that under normal market conditions, the Fund intends to invest more than 25% of its total assets in bank obligations, and that the Fund may invest a substantial portion of its assets in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. The prospectus of the Selling Fund does not contain similar statements, although the Selling Fund typically invests a portion of its assets in bank obligations and in securities issued or traded pursuant to such exemptions.

Differences between the principal investment strategies of the Selling Fund and those of the Buying Fund include that the Selling Fund invests directly in portfolio securities, while the Buying Fund is a “feeder” fund in a “master/feeder” arrangement, and invests substantially all of its assets in the State Street Money Market Portfolio (the “Money Market Portfolio”), a master fund that has the same investment objective and principal investment strategies as the Buying Fund.

Additional information regarding the principal investment strategies of each Fund is set forth below:

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)
The Selling Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.	The Buying Fund follows a disciplined investment process in which SSGA FM the investment adviser to the Fund, bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.	The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Fund to be of comparable quality), to maintain a maximum dollar-weighted average maturity of sixty (60) days or less, and to meet requirements as to portfolio diversification and liquidity.

The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. The Fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; corporate obligations; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.	The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. European Certificates of Deposit (“ECDs”) are

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)

U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

The Fund also may invest in shares of other money market funds, including funds advised by SSGA FM.	The Fund also may invest in shares of other money market funds, including funds advised by SSGA FM.

No similar investment policy, although the Fund does invest a portion of its assets in bank obligations and in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.	Under normal market conditions, the Fund intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

The Fund makes direct investments instead of investing in a master portfolio.	The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Money Market Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. SSGA does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund will result in any material differences between the way the Funds have been managed and the way the combined fund will be managed. The effect of the differences between the fundamental investment restrictions of the Buying Fund and the Selling Fund will be limited because the Funds have substantively similar investment objectives and strategies. More details about the different fundamental investment restrictions are provided below. A “fundamental” investment restriction is one that may not be changed without a shareholder vote.

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)
than borrowings. If at any time the Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

The Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into “repurchase agreements.” The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

The Fund will not purchase or sell commodities or commodity futures contracts.	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

The Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.	The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

The Fund will not engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.	The Fund may underwrite securities to the extent consistent with applicable law from time to time.

The Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. banks and U.S. branches of foreign banks are not considered a single industry for purposes of this restriction.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act), tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing and bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the Adviser determines that

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)

the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Adviser determines that the Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks).

The Fund will not pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above.	No similar fundamental investment restriction.

The Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer.	No similar fundamental investment restriction.

The Fund will not invest more than 5% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.	No similar fundamental investment restriction.

The Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.	No similar fundamental investment restriction.

The Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.	No similar fundamental investment restriction.

The Fund will not purchase interests in oil, gas or other mineral exploration or development programs.	No similar fundamental investment restriction.

The Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.	No similar fundamental investment restriction.

The Fund will not make investments for the purpose of gaining control of an issuer’s management.	No similar fundamental investment restriction.

The Fund will not purchase the securities of any issuer if the SSGA Funds’ officers, Directors, Adviser or any of their affiliates beneficially own more than one-half of	No similar fundamental investment restriction.

SSGA Prime Money Market Fund (Selling Fund)	State Street Institutional Liquid Reserves Fund (Buying Fund)

1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

The Fund will not invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would be invested in such securities, except that the Fund may invest in securities of a particular issuer to the extent their respective underlying indices invest in that issuer.	No similar fundamental investment restriction.

The Fund will not purchase from or sell portfolio securities to its officers or directors or other “interested persons” (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.	No similar fundamental investment restriction.

Comparison of Additional Non-Fundamental Investment Policies

Neither Fund has any other non-fundamental investment policies.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have substantially similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also generally subject to each of the principal risks identified below, except that the Selling Fund is not subject to Master-Feeder Structure Risk because it does not invest through a master-feeder structure. The prospectus for the Selling Fund also does not identify Large Shareholder Risk to be a principal risk. Additionally, with respect to Variable and Floating Rate Securities Risk, the Selling Fund does not consider the special risks involved in investments in derivative variable rate securities, such as inverse floaters, range floaters, capped floaters, or in securities that pay a rate of interest determined by applying a multiple to the variable rate, to be principal risks.

An investment in the Buying Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Buying Fund is subject to the following risks:

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

•

Debt Securities Risk.    The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

•	Financial Institutions Risk. Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.

•	Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

•	Large Shareholder Risk. To the extent a large proportion of the interests of the Portfolio are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these investors will purchase or redeem Portfolio interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

•	Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.

•	Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

•	Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

•

Non-U.S. Securities Risk.    Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

•	Rapid Changes in Interest Rates Risk. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

•	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

•	Stable Share Price Risk. If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

•	U.S. Government Securities Risk. Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.

•	Variable and Floating Rate Securities Risk. During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

•	Zero Coupon Bond Risk. Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing how each Fund’s performance has varied for each full calendar year shown in the bar chart. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

SSGA Prime Money Market Fund (Selling Fund)

Class N Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the returns for the Selling Fund’s Class N shares during the last ten years, and by showing the Fund’s average annual returns for the 1, 5, and 10 year periods ended December 31, 2015. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.31% (Q3’2007) and the lowest return for a calendar quarter was 0.00% (Q4’2014).

The Fund’s Class N shares year-to-date return at March 31, 2016 was 0.08%.

Annual Total Returns (years ended 12/31)

Average Annual Total Returns (for periods ended December 31, 2015)

SSGA Prime Money Market Fund (Current) (Selling Fund)	Share Class Inception Date	1 year	5 years	10 years
Class N	2/22/1994	0.06%	0.06%	1.36%

State Street Institutional Liquid Reserves Fund (Buying Fund)

Pro Forma Trust Class Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Buying Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares), a share class not offered in this prospectus, from year to year, adjusted for the higher expenses Trust Class shares are expected to bear. Performance history for the Trust Class shares of the Fund is not available because they have not commenced operations as of the date of this prospectus. Returns of Trust Class shares would have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the Trust Class shares do not have the same expenses as Premier Class shares. The Trust Class shares are generally expected to incur higher expenses than Premier Class shares. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Trust Class shares of the Fund will be available once the fund has commenced operation by calling toll free (877) 521-4083 or by visiting our website at www.ssga.com/cash.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.31% (Q2’2007) and the lowest return for a calendar quarter was -0.01% (Q4’2014).

The Fund’s Premier Class shares year-to-date return, adjusted for the fees and expenses of the Trust Class, at March 31, 2016 was 0.08%.

Annual Total Returns (years ended 12/31)

Returns would have been lower if operating expenses had not been reduced.

Average Annual Total Returns (for periods ended December 31, 2015)

State Street Institutional Liquid Reserves Fund (Buying Fund)	Share Class Inception Date		1 year	5 years	10 years
Trust Class*	8/12/2004	*	0.06%	0.07%	1.30%

*	Because the Trust Class has not yet commenced operations, the inception date is that of the Premier Class shares and the Average Annual Total Returns for Trust Class shares consist of the performance of Premier Class shares, adjusted for Trust Class shares’ expenses.

Proposal 3. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have the same investment manager and the same portfolio management team;

•	Have substantially similar investment objectives and principal investment strategies, and invest in accordance with the regulatory requirements applicable to money market funds;

•	Have identical valuation policies, and, as money market funds, use amortized cost valuation methods to maintain a $1.00 stable net asset value per share;

•	Have substantially similar policies for buying and selling shares and substantially similar exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund; and

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust. Please see “Summary of Differences Between Declarations of Trust” in the section entitled “Additional Information About Each Reorganization” and Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the rights of shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Selling Fund and the Buying Fund are substantially similar, and are as follows:

Selling Fund: SSGA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

Buying Fund: The State Street Institutional U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Because any investment involves risk, there can be no assurance that any Fund’s objective will be achieved. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Each Fund invests primarily in high quality money market instruments in accordance with regulatory requirements applicable to money market funds. Each Fund invests only in instruments issued or guaranteed as to principal and/or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. Each Fund may invest in instruments that may bear fixed, variable or floating rates of interest and may make significant investments in obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States.

Differences between the principal investment strategies of the Selling Fund and those of the Buying Fund include that the Selling Fund invests directly in portfolio securities, while the Buying Fund is a “feeder” fund in a “master/feeder” arrangement, and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (“U.S. Government Portfolio”), a master fund that has the same investment objective and principal investment strategies as the Buying Fund. The Selling Fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days; the Buying Fund is not subject to the same prospectus limitation.

Additional information regarding the principal investment strategies of each Fund is set forth below:

SSGA U.S. Government Money Market Fund (Selling Fund)	State Street Institutional U.S. Government Money Market Fund (Buying Fund)
The Selling Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments.	The Buying Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSGA FM conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team.

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio	The Fund invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money

SSGA U.S. Government Money Market Fund (Selling Fund)	State Street Institutional U.S. Government Money Market Fund (Buying Fund)

securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.	market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Fund to be of comparable quality), to maintain a maximum dollar-weighted average maturity of sixty (60) days or less, and to meet requirements as to portfolio diversification and liquidity.

The instruments the Fund invests in may bear fixed, variable or floating rates of interest or may be zero coupon securities	All securities held by the Fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury.	The Fund attempts to meet its investment objective by investing in: (i) Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States; (ii) Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and (iii) Repurchase agreements with respect to U.S. government securities.

The Fund invests only in instruments issued or guaranteed as to principal and/or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.	The Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.	No similar investment policy.

The Fund also may invest in shares of other money market funds, including funds advised by SSGA FM	No similar investment policy.

The Fund makes direct investments instead of investing in a master portfolio.	The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the U.S. Government Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the U.S. Government Portfolio.

Comparison of Fundamental Investment Policies

The Funds have the same fundamental investment policies and therefore the management of the combined Fund in accordance with the fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Comparison of Additional Non-Fundamental Investment Policies

All other non-fundamental investment policies of the Funds are identical.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have substantially similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also generally subject to each of the principal risks identified below, except that the Selling Fund is not subject to Master-Feeder Structure Risk because it does not invest through a master-feeder structure. The prospectus for the Selling Fund also does not identify Large Shareholder Risk and Zero Coupon Bond Risk to be principal risks.

An investment in the Buying Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Buying Fund is subject to the following risks:

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

•	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

•

Income Risk.    The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

•	Large Shareholder Risk. To the extent a large proportion of the interests of the Portfolio are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these investors will purchase or redeem Portfolio interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

•	Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.

•	Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

•	Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

•	Rapid Changes in Interest Rates Risk. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

•	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

•	Stable Share Price Risk. If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

•	Significant Exposure to U.S. Government Agencies or Instrumentalities Risk. To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities

•	U.S. Government Securities Risk. Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks

•

Variable and Floating Rate Securities Risk.    During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing how each Fund’s performance has varied for each full calendar year shown in the bar chart. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

SSGA U.S. Government Money Market Fund (Selling Fund)

Class N Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the returns for the Selling Fund’s Class N shares during the last ten years, and by showing the Fund’s average annual returns for the 1, 5, and 10 year periods ended December 31, 2015. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.24% (Q4’2006) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Class N shares year-to-date return at March 31, 2016 was 0.00%.

Annual Total Returns (years ended 12/31)

Average Annual Total Returns (for periods ended December 31, 2015)

SSGA U.S. Government Money Market Fund (Current) (Selling Fund)	Share Class Inception Date	1 year	5 years	10 years
Class N	3/1/1991	0.00%	0.00%	1.14%

State Street Institutional U.S. Government Money Market Fund (Buying Fund)

Pro Forma Administration Class Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Buying Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares), a share class not offered in this prospectus, from year to year, adjusted for the higher expenses Administration Class shares are expected to bear. Performance history for the Administration Class shares of the Fund is not available because they have not commenced operations as of the date of this prospectus. Returns of Administration Class shares would have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the Administration Class shares do not have the same expenses as Premier Class shares. The Administration Class shares are generally expected to incur higher expenses than Premier Class shares. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Administration Class shares of the Fund will be available once the fund has commenced operation by calling toll free (877) 521-4083 or by visiting our website at www.ssga.com/cash.

During the periods shown in the bar chart, the highest return for a calendar quarter was +0.77% (Q1’2008) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Premier Class shares year-to-date return, adjusted for the fees and expenses of the Administration Class, at March 31, 2016 was 0.00%.

Annual Total Returns (years ended 12/31)

Returns would have been lower if operating expenses had not been reduced.

Average Annual Total Returns (for periods ended December 31, 2015)

State Street Institutional U.S. Government Money Market Fund (Buying Fund)	Share Class Inception Date		1 year	5 years	10 years
Administration Class*	10/25/2007	*	0.00%	0.00%	n/a

*	Because the Administration Class has not yet commenced operations, the inception date is that of the Premier Class shares and the Average Annual Total Returns for Administration Class shares consist of the performance of Premier Class shares, adjusted for Administration Class shares’ expenses.

Proposal 4. Comparison of Objectives, Strategies, Risks and Performance. Reorganization of SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Reserves Money Market Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have the same investment manager and the same portfolio management team;

•	Have substantially similar investment objectives and principal investment strategies, and invest in accordance with the regulatory requirements applicable to money market funds;

•	Have identical valuation policies, and, as money market funds, use amortized cost valuation methods to maintain a $1.00 stable net asset value per share;

•	Have substantially similar policies for buying and selling shares and substantially similar exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund; and

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust. Please see “Summary of Differences Between Declarations of Trust” in the section entitled “Additional Information About Each Reorganization” and Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the rights of shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Selling Fund and the Buying Fund are similar, and are as follows:

Selling Fund: SSGA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.

Buying Fund: The State Street Institutional Treasury Plus Money Market Fund seeks a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Because any investment involves risk, there can be no assurance that any Fund’s objective will be achieved. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Each Fund invests in accordance with regulatory requirements applicable to money market funds. Each Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

Differences between the principal investment strategies of the Selling Fund and those of the Buying Fund include that the Selling Fund invests directly in portfolio securities, while the Buying Fund is a “feeder” fund in a “master/feeder” arrangement, and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio”), a master fund that has the same investment objective and principal investment strategies as the Buying Fund.

Additional information regarding the principal investment strategies of each Fund is set forth below:

SSGA U.S. Treasury Money Market Fund (Selling Fund)	State Street Institutional Treasury Plus Money Market Fund (Buying Fund)
The Selling Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.	No similar investment policy.

SSGA U.S. Treasury Money Market Fund (Selling Fund)	State Street Institutional Treasury Plus Money Market Fund (Buying Fund)
The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.	The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of sixty (60) days or less, and to meet requirements as to portfolio diversification and liquidity.

The Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.	The Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Fund makes direct investments instead of investing in a master portfolio.	The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Treasury Plus Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Comparison of Fundamental Investment Policies

The Funds have the same fundamental investment policies and therefore the management of the combined Fund in accordance with the fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Comparison of Additional Non-Fundamental Investment Policies

All other non-fundamental investment policies of the Funds are identical.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have substantially similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also generally subject to each of the principal risks identified below, except as otherwise noted here. The Selling Fund is not subject to Master-Feeder Structure Risk, and does not consider Large Shareholder Risk to be a principal risk, although it is subject to it to some extent. Further, unlike the Selling Fund, the Buying Fund does not consider Zero Coupon Bond Risk to be a principal risk.

An investment in the Buying Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Buying Fund is subject to the following risks:

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

•	Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities

•	Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

•	Large Shareholder Risk. To the extent a large proportion of the interests of the Portfolio are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these investors will purchase or redeem Portfolio interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

•	Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.

•	Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

•	Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

•	Rapid Changes in Interest Rates Risk. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

•	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

•	Stable Share Price Risk. If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

•	U.S. Treasury Obligations Risk. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the United States may cause the value of its Treasury obligations to decline.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing how each Fund’s performance has varied for each full calendar year shown in the bar chart. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

SSGA U.S. Treasury Money Market Fund (Selling Fund)

Class N Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the returns for the Selling Fund’s Class N shares during the last ten years, and by showing the Fund’s average annual returns for the 1, 5, and 10 year periods ended December 31, 2015. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was +1.29% (Q4’2006) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Class N shares year-to-date return at March 31, 2016 was 0.02%.

Annual Total Returns (years ended 12/31)

Average Annual Total Returns (for periods ended December 31, 2015)

SSGA U.S. Treasury Money Market Fund (Current) (Selling Fund)	Share Class Inception Date	1 year	5 years	10 years
Class N	12/1/1993	0.00%	0.00%	1.10%

State Street Institutional Treasury Plus Money Market Fund (Buying Fund)

Pro Forma Trust Class Share Performance

(based on calendar years)

The bar chart and table below provide some indication of the risks of investing in the Buying Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares), a share class not offered in this prospectus, from year to year, adjusted for the higher expenses Trust Class shares are expected to bear. Performance history for the Trust Class shares of the Fund is not available because they have not commenced operations as of the date of this prospectus. Returns of Trust Class shares would have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the Trust Class shares do not have the same expenses as Premier Class shares. The Trust Class shares are generally expected to incur higher expenses than Premier Class shares. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Trust Class shares of the Fund will be available once the fund has commenced operation by calling toll free (877) 521-4083 or by visiting our website at www.ssga.com/cash.

During the periods shown in the bar chart, the highest return for a calendar quarter was +0.63% (Q4’2007) and the lowest return for a calendar quarter was 0.00% (Q4’2015).

The Fund’s Premier Class shares year-to-date return, adjusted for the fees and expenses of the Trust Class, at March 31, 2016 was 0.03%.

Annual Total Returns (years ended 12/31)

Returns would have been lower if operating expenses had not been reduced.

Average Annual Total Returns (for periods ended December 31, 2015)

State Street Institutional Treasury Plus Money Market Fund (Buying Fund)	Share Class Inception Date		1 year	5 years	10 years
Trust Class*	10/24/2007	*	0.00%	0.00%	n/a

*	Because the Trust Class has not yet commenced operations, the inception date is that of the Premier Class shares and the Average Annual Total Returns for Trust Class shares consist of the performance of Premier Class shares, adjusted for Trust Class shares’ expenses.

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The Board of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this combined proxy statement/prospectus is a part, the following is a summary of certain terms of the Agreement:

•	Each Reorganization is expected to occur before the end of 2016, subject to approval by Selling Fund shareholders, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by a Selling Fund and a Buying Fund. Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the Buying Fund (“Reorganization Shares”) and the assumption by the Buying Fund of all of the Selling Fund’s liabilities.

•	Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of the applicable class of each Buying Fund will be distributed to Class N shareholders of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. Holders of Class N shares of a Selling Fund will receive Reorganization Shares with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class N shares at the time of the Reorganization. The Selling Funds and the Buying Funds are all money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolios at amortized cost. Accordingly, it is expected that the shares you receive in the reorganization will have a net asset value at amortized cost of $1.00 per share. The Funds’ valuation policies are identical. As a result, you would receive a number of Buying Fund shares in a Reorganization equal to the number of Selling Fund shares you own before the Reorganization.

•	The SEC has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect SSGA Money Market Fund, SSGA Prime Money Market Fund and State Street Institutional Liquid Reserves Fund (each a “Prime Fund”). As a result of these new requirements, the Prime Funds will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, on or before the compliance date, but no earlier than October 3, 2016, each Prime Fund will begin buying and selling its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. Each Prime Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000), and it will fluctuate. If you are a shareholder of SSGA Money Market Fund or SSGA Prime Money Market Fund and the Reorganization of your Fund is consummated after the transition to a floating NAV, you will receive shares of State Street Institutional Liquid Reserves Fund having the same aggregate value (determined using a per share NAV calculated to four decimal places) as the aggregate value of your Selling Fund shares immediately prior to the Reorganization, calculated by valuing the Selling Fund’s assets using the Buying Fund’s valuation policies and procedures, which are identical to those of the Selling Funds.

•	Each Buying Fund operates as a “feeder” fund in a “master/feeder” arrangement, investing substantially all of its assets in a series of State Street Master Funds (each, a “Portfolio”). Accordingly, it is expected that each Buying Fund will immediately transfer to its corresponding Portfolio all of the assets and liabilities that it receives from the corresponding Selling Fund and that are designated to be transferred by the Buying Fund to the corresponding Portfolio in exchange for an interest in that Portfolio.

•	The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the closing date of the applicable.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in each Agreement, including:

•	The Selling Fund will have declared and paid one or more dividends that, together with all previous dividends, will distribute all of the Selling Fund’s net investment income and net realized capital gains, if any, to the shareholders of the Selling Fund for its tax year ending on the closing date of the Reorganization, and for prior tax years to the extent such dividends are eligible to be treated as paid in respect of such prior tax years.

•	The Selling Fund and the corresponding Buying Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Selling Fund will have approved the Agreement by the requisite vote.

•	The Selling Fund and the corresponding Buying Fund will have received an opinion of tax counsel to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Selling Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Selling Fund shares for the Reorganization Shares of the corresponding Buying Fund in connection with the Reorganization and the Selling Fund generally will not recognize gain or loss as a direct result of the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by mutual agreement of the Selling Fund and the Buying Fund at any time prior to the closing date thereof, or by either the Selling Fund or the Buying Fund in the event of a material breach of the Agreement by the other Fund or a failure of any condition precedent to the terminating Fund’s obligations under the Agreement. In the event of a termination, SSGA FM will bear all costs associated with the Reorganization.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as (i) a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), followed by (ii) a tax-free contribution of assets to a partnership under Section 721(a) of the Code (such contribution the “Subscription”). As a condition to the closing of each Reorganization, each Selling Fund and the corresponding Buying Fund will receive an opinion from Ropes & Gray LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•	The acquisition by Buying Fund of all the assets of Selling Fund in exchange for Reorganization Shares and the assumption of all Obligations by the Buying Fund, followed by the distribution by Selling Fund to its shareholders of all the Reorganization Shares it received in complete liquidation and termination of Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

•	Under Sections 361 and 357 of the Code, the Selling Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Buying Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all the liabilities of the Selling Fund, or (ii) the distribution of the Reorganization Shares by the Selling Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of the Selling Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

•	Under Section 1032 of the Code, the Buying Fund will not recognize gain or loss upon the receipt of the assets of the Selling Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities and obligations of the Selling Fund.

•	Under Section 362(b) of the Code, the Buying Fund’s tax basis in the assets of the Selling Fund transferred to the Buying Fund will be the same as the Selling Fund’s tax basis in such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in the second bullet.

•	Under Section 1223(2) of the Code, the Buying Fund’s holding periods in the assets it receives from the Selling Fund, other than any asset with respect to which gain or loss is required to be recognized as described in the second bullet, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Selling Fund.

•	Under Section 354 of the Code, the Selling Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Selling Fund for the Reorganization Shares.

•	Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that a Selling Fund shareholder receives will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor.

•	Under Section 1223(1) of the Code, a Selling Fund shareholder’s holding period in the Reorganization Shares received will include the shareholder’s holding period in the Selling Fund shares exchanged therefor, provided the shareholder held such Selling Fund shares as capital assets on the date of the exchange.

•	The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

•	Under Section 721(a) of the Code, the Buying Fund will recognize no gain or loss upon the transfer of the assets of the Selling Fund to the Portfolio solely in exchange for an interest in the Portfolio.

•	Under Sections 722 and 752 of the Code, the Buying Fund’s aggregate tax basis in the interest received from the Portfolio will equal the Buying Fund’s aggregate tax basis in the assets of the Selling Fund immediately prior to the Subscription plus the Buying Fund’s share of the Portfolio’s liabilities immediately after the Subscription.

•	Under Section 1223(1) of the Code, the Buying Fund’s holding period in the interest in the Portfolio received from the Portfolio will include the periods during which the Buying Fund held or is treated for federal income tax purposes as having held the assets of the Selling Fund that were transferred to the Portfolio.

•	Under Section 721(a) of the Code, no gain or loss will be recognized by the Portfolio upon the receipt of the assets of the Selling Fund solely in exchange for an interest in the Portfolio.

•	Under Section 723 of the Code, the Portfolio’s tax basis in the assets of the Selling Fund received from the Buying Fund will be the same as the Buying Fund’s tax basis in such assets immediately prior to the Subscription.

•	Under Section 1223(2) of the Code, the Portfolio’s holding periods in the assets of the Selling Fund received from the Buying Fund will include the periods during which the Buying Fund held or is treated for federal income tax purposes as having held the assets of the Selling Fund that were transferred to the Portfolio.

Each opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. Each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss for federal income tax purposes equal to the difference, if any, between its tax basis in its Selling Fund shares and the fair market value of the Reorganization Shares it received. Shareholders of a Selling Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.

If a portion of the portfolio assets of each Buying Fund and Selling Fund were to be sold at any time before or after the Reorganization in connection with its Reorganization, the actual tax effect of any such sales would depend on the difference between the price at which such portfolio assets were sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, would be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions would be taxable to shareholders. The Selling Funds and Buying Funds do not expect to sell portfolio securities in connection with the Reorganizations. Each Reorganization will end the tax year of the applicable Selling Fund, and potentially will accelerate any distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by the Selling Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Selling Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Buying Fund. As a result, shareholders of the Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization, and the occurrence of other Reorganizations involving the same Buying Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

Because the Funds comply with Rule 2a-7 of the 1940 Act, the Reorganizations are likely to have a minimal effect on the Funds’ relative tax situation.

Reasons for the Proposed Reorganizations and Board Deliberations

Each Reorganization was reviewed by the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. Information on the members of the Board and their respective governance structures can be found in Exhibit A to the Statement of Additional Information dated December 18, 2015. At a regular meeting of the Board on May 19-20, 2016, the Board considered the Reorganization of each Selling Fund, as proposed by SSGA FM. In connection with this Board meeting, SSGA FM and its affiliates provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by the Board at that meeting.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, the Board, including the independent Board members thereof, unanimously approved the Reorganization of each Selling Fund. The Board, including the independent Board members thereof, also unanimously determined that participation by each Selling Fund in its Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

General Factors

The general factors considered by the Board in assessing and approving each applicable Reorganization included, among others, in no order of priority:

1.	the Reorganization is part of SSGA FM’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

2.	that the investment objectives and principal investment strategies of the Selling Fund and the Buying Fund are substantially similar;

3.	the portfolio management team of both the Buying Fund and the Selling Fund are identical;

4.	the operating expenses that shareholders of the Selling Fund and Buying Fund are expected to experience as shareholders of the Buying Fund after the Reorganization relative to the operating expenses currently borne by such shareholders are expected to decline as a result of the Reorganization (see “Fees and Expenses”);

5.	the anticipated combined pro forma assets of the Buying Fund after the Reorganization are larger than the current assets of either the Selling Fund or the corresponding Buying Fund, which creates a potential for economies of scale;

6.	that the Selling Fund would be more likely to achieve and/or maintain sufficient size to ensure its continued economic viability and the Buying Fund’s relative prospects for attracting additional assets would increase after the Reorganization;

7.	the historical performance of the Selling Fund and the corresponding Buying Fund, recognizing that no assurances can be given that the Buying Fund will achieve any particular level of performance after the Reorganization;

8.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization (see “Tax Status of the Reorganizations”);

9.	the potential benefits of the Reorganization to SSGA FM and its affiliates;

10.	that shareholders of the Selling Fund will experience no material change in shareholder services as a result of the Reorganization;

11.	the Investment Advisory Agreement of the Buying Fund has a gross negligence liability standard, while the Investment Advisory Agreement of the Selling Fund has a negligence standard;

12.	that the Buying Funds will bear all fees owed to governmental authorities for the registration or qualification of shares they will issue to the corresponding Selling Funds to effect the Reorganizations and all transfer agency costs related to the transfer of those shares;

13.	that other reorganization costs are expected to be allocated to each Buying Fund and Selling Fund in proportion to the estimated one year total benefit that is expected to accrue to each as a result of the Reorganization; and

14.	SSGA FM’s representation that the Reorganization is not expected to result in the diminution in the level or quality of services that the Selling Fund shareholders currently receive.

Additional Details about Certain Factors

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. The Board also evaluated the information available to it on a Selling Fund-by-Selling Fund basis, and made determinations separately in respect of each Selling Fund. Certain of the factors considered by the Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. The Board considered that the Reorganizations are part of a larger effort intended, among other things, to streamline SSGA FM’s product offerings by reducing the number of the funds managed by SSGA FM. Reducing the number of funds in the complex is intended to enhance the funds’ prospects for attracting additional assets by combining different offerings of similar investment programs by SSGA FM into a single offering of a particular strategy within SSGA FM’s product lineup (which may lead to a more concentrated selling effort in advance of investor movement resulting from money market reform). In addition, a more streamlined product line may benefit SSGA FM by reducing their management complexity and overhead costs to some degree.

CONTINUITY OF INVESTMENT. The Board took into account the fact that each applicable Selling Fund and its corresponding Buying Fund have substantially similar investment objectives and, in some cases, substantially similar principal investment strategies. Specifically, the Board noted the following with respect to each Reorganization:

Proposal 1

SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund.

Among other factors, the Board considered that both SSGA Money Market Fund and the Buying Fund have substantially identical investment objectives. The Board noted that the Funds have substantially similar principal investment strategies, as each Fund normally invests primarily in money market securities. The Board also noted that the Funds have the same portfolio management team.

Proposal 2

SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund.

Among other factors, the Board considered that the Selling Fund and the Buying Fund have substantially identical investment objectives and substantially similar principal investment strategies, as each Fund normally invests primarily in money market securities. The Board also noted that the Funds have the same portfolio management team.

Proposal 3

SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund.

Among other factors, the Board considered that the Selling Fund and the Buying Fund have substantially similar investment objectives and substantially similar principal investment strategies, as each Fund normally invests primarily in U.S. government securities. The Board also noted that the Funds have the same portfolio management team.

Proposal 4

SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Money Market Fund.

Among other factors, the Board considered that the Selling Fund and the Buying Fund have substantially similar investment objectives and substantially similar principal investment strategies, as each Fund normally invests primarily in Treasury securities. The Board also noted that the Funds have the same portfolio management team.

EXPENSE RATIO. The Board took into account the fact that the total annual operating expense ratio of each Selling Fund (net of applicable waivers/reimbursements) is expected to decrease following its Reorganization.

INVESTMENT PERFORMANCE. The Board considered the relative performance record of each Selling Fund and of each corresponding Buying Fund, noting, however that past performance is no guarantee of future results. Specifically, the Board noted the following with respect to each Reorganization:

Proposal 1

SSGA Money Market Fund into State Street Institutional Liquid Reserves Fund.

Among other factors, the Board considered the relative performance of the Funds for periods ending March 31, 2016, during which State Street Institutional Liquid Reserves Fund’s performance was better for the 1- and 10-year periods and equivalent for the 3- and 5-year periods.

Proposal 2

SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund.

Among other factors, the Board considered the relative performance of the Funds for periods ending March 31, 2016, during which State Street Institutional Liquid Reserves Fund’s performance was better for the 3-, 5-, and 10-year periods and equivalent for the 1-year period.

Proposal 3

SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund.

Among other factors, the Board considered the relative performance of the Funds for periods ending March 31, 2016, during which State Street Institutional U.S. Government Money Market Fund’s performance was equivalent for all periods available.

Proposal 4

SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Money Market Fund.

Among other factors, the Board considered the relative performance of the Funds for periods ending March 31, 2016, during which State Street Institutional Treasury Plus Money Market Fund’s performance was better for the 1- and 5-year periods and equivalent for the 3-year period.

ECONOMIES OF SCALE. The Board observed that, in addition to the potential to realize immediate economies associated with consolidating each Selling Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. The Board also considered the potential benefits to SSGA FM resulting from the Reorganizations, in the long-term, and whether those benefits were shared with Fund shareholders. The Board also considered SSGA FM’s belief that each Buying Fund would be better positioned to experience growth in assets from investor inflows than the corresponding Selling Fund.

ADVISER’S LIABILITY STANDARD. The Board considered the contractual arrangements between the Funds and their service providers and determined that they were generally similar. In this regard they considered that the Investment Advisory Agreement of the Buying Fund limits SSGA FM’s liability to cases where its activity has constituted gross negligence, while the Investment Advisory Agreement of the Selling Fund limits SSGA FM’s liability to cases where its activity has constituted simple negligence. This means SSGA FM may not be liable for a breach of the advisory agreement of a Buying Fund for certain activities that could be a breach of the negligence standard contained in the advisory agreement of the corresponding Selling Fund. The Board determined that, in the context of the other advantages to the transaction to shareholders of the Selling Fund and in light of the fact that each of the Selling Fund and the Buying Fund is a regulated money market fund, the Reorganization would be in the best interests of the Selling Fund’s shareholders notwithstanding that difference.

TAX CONSEQUENCES. The Board examined the relative tax situations of the Selling Funds and the corresponding Buying Funds. The Board also considered the anticipated tax-free nature of the exchange of shares in the Reorganizations, and other expected U.S. federal income tax consequences of the Reorganizations (such as the resulting tax impact of each proposed Reorganization to the Selling Fund’s shareholders, including the considerations concerning the effect of loss and loss carryforward positions of the affected Funds).

MASTER-FEEDER STRUCTURE. The Board considered the potential for the master-feeder structure of each Buying Fund to afford more opportunity to increase the scale of the investment portfolio of each corresponding Selling Fund.

Board Recommendation and Required Vote

The Board unanimously recommends that shareholders of each Selling Fund approve the proposed Agreement.

For each Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Selling Fund.

If the Agreement is not approved for a Selling Fund, the Board will consider what further action should be taken with respect to the Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of a Selling Fund, it is anticipated that the Reorganization would occur before the end of 2016.

New Money Market Fund Regulations

The Securities and Exchange Commission (“SEC”) has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements. Under these new requirements, money market funds can operate as “retail” money market funds, “government” money market funds or money market funds that fall into neither category, referred to as “institutional/prime” money market funds.

The State Street Institutional Liquid Reserves Fund (the “Liquid Reserves Fund”), State Street Money Market Portfolio (the “Portfolio”), the master portfolio in which the Liquid Reserves Fund invests substantially all of its assets, and, in the case that the Reorganizations are not consummated by the compliance date, SSGA Money Market Fund and SSGA Prime Money Market Fund (the SSGA Money Market Fund, the SSGA Prime Money Market Fund, and the Liquid Reserves Fund are each a “Prime Fund” and collectively, the “Prime Funds”) have each been designated by their Boards of Trustees to operate as institutional/prime money market funds. Upcoming changes to the Prime Funds’ operations, which will coincide with corresponding changes to the Portfolio’s operations, are described below. Each Prime Fund anticipates implementing applicable changes on or before the compliance date, but no earlier than October 3, 2016. The State Street Institutional U.S. Government Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, and in the case that their respective Reorganizations are not consummated, the SSGA U.S. Government Money Market Fund and the SSGA U.S. Treasury Money Market Fund, have all been designated by the Board to operate as “government” money market funds.

Summary of Changes Affecting the Prime Funds

Floating Net Asset Value (“NAV”)

The Prime Funds, like other money market funds that do not qualify as “retail” money market funds or “government” money market funds, will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, each Prime Fund will buy and sell its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. The Prime Funds’ floating NAV will be rounded to four decimal places (e.g., $1.0000). The share price of the Prime Funds will fluctuate.

Liquidity Fees on Redemptions and Redemption Gates

The SEC is requiring the Prime Funds and all other “institutional/prime” money market funds to adopt policies and procedures to enable them to impose liquidity fees of up to 2% on redemptions and/or redemption gates of up to 10 business days in the event that the Prime Funds’ weekly liquid assets (as discussed below) were to fall below a designated threshold.

Additional Information about Risks, Liquidity Fees and Redemption Gates for the Prime Funds:

Once a Prime Fund begins operating with a floating NAV, the following principal risks will apply to an investment in a Prime Fund:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. General risks associated with the Fund’s investment policies and investment strategies are discussed below.

Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund’s shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.

More about Liquidity Fees and Redemption Gates for the Prime Funds

The SEC has implemented a number of requirements, including liquidity fees and redemption gates, for institutional money market funds based on the amount of fund assets that are “weekly liquid assets,” which generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. The Liquid Reserves Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Liquid Reserves Fund.

If a Prime Fund’s weekly liquid assets fall below 30% of its total assets and the applicable Board of Trustees determines it is in the best interests of the Fund, the Prime Fund may immediately impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period. If the Prime Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Fund’s Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Fund’s Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of a Prime Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are suspended, a Prime Fund will notify shareholders on the Fund’s website or by press release. The Prime Funds expect to treat such liquidity fees as reducing proceeds paid to shareholders in redemption of Fund shares, and therefore not constituting income to the Prime Funds.

If the Money Market Portfolio’s weekly liquid assets fall below 10% of its assets on a business day, the Portfolio may cease honoring redemptions and liquidate in the discretion of its Board. If the Liquid Reserves Fund is notified that its Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s assets and the Portfolio has suspended redemptions and intends to liquidate, the Liquid Reserves Fund may also do so in the discretion of its Board. There may be circumstances under which a Prime Fund may cease honoring redemptions and liquidate in the discretion of its Board based on the level of the Fund’s own weekly liquid assets. If a Prime Fund ceases honoring redemptions and determines to liquidate, it expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Summary of Differences Between Declarations of Trust

Each of the Buying Funds is a series of the State Street Institutional Investment Trust (“SSIIT” or the “Trust” within context), and each of the Selling Funds is a series of SSGA Funds (“SSGA Funds” or the “Trust” within context), both of which are Massachusetts business trusts. The principal governing document of a Massachusetts business trust is typically its declaration of trust. The declaration of trust sets out, among other things, the rights and obligations of the trust’s shareholders and of its trustees and officers, and prescribes to a large extent the manner in which the trust, and its constituent series, or funds, will be operated. SSIIT, SSGA Funds, and each of the Funds operate under an Agreement and Declaration of Trust, governed by the laws of The Commonwealth of Massachusetts (respectively, the “Buying Funds Declaration” and the “Selling Funds Declaration”).

Under the Reorganizations described in this combined proxy statement/prospectus, the Selling Funds will merge into the Buying Funds and become subject to the Buying Funds Declaration, which differs from the Selling Funds Declaration in a number of ways. A number of the differences are described below. These and certain additional changes are also shown in the comparison chart set forth in Exhibit C, which compares relevant provisions of the Buying Funds Declaration with corresponding provisions of the Selling Funds Declaration.

Some of the more significant differences, which in some cases reflect a different ability of shareholders to exert a controlling influence over a Fund through voting or other rights, include the following: (i) a lower quorum requirement in the Buying Funds Declaration for meetings of shareholders (30% as opposed to 40%); (ii) stronger language in the Buying Funds Declaration that the standard of care applies to all Trustees, without regard to any actual or implied individual expertise or qualifications of any Trustee or any title or special designation (such as audit committee financial expert) a Trustee may hold; (iii) broader circumstances in the Buying Funds Declaration under which Trustees and officers may be indemnified by SSIIT; (iv) differences limiting the ability of shareholders to bring derivative or direct actions; (v) differences that would generally allow the Trustees to authorize a merger or consolidation involving a Fund or sale of a Fund’s assets without shareholder approval under certain circumstances; (vi) differences in provisions related to the ability of shareholders to call shareholder meetings and communicate with other shareholders; and (viii) differences in allowances to amend the Declaration of Trust without a shareholder vote by the Trustees.

Summary of Some Important Differences. A summary of some of the important differences (some of which are noted above) between the Buying Funds Declaration and the Selling Funds Declaration is set forth below.

Shareholder Rights

1. Quorum and Required Vote. The Buying Funds Declaration lowers the threshold requirement for establishing a quorum for the transaction of business at a meeting of shareholders. Under the Selling Funds Declaration, except when a larger quorum is required by law, by the Bylaws or by the Selling Funds Declaration, 40% of the shares of SSGA Funds, a series or a class, as applicable, entitled to vote shall constitute a quorum at a shareholders’ meeting. Under the Buying Funds Declaration, 30% of the shares of SSIIT, a series or a class, as applicable, entitled to vote on a particular matter constitutes a quorum for the transaction of business on that matter at a shareholders’ meeting; provided that the Trustees have discretion to specify a greater percentage to constitute a quorum as to any matter. This difference in the Buying Funds Declaration reflects a potential reduced delay and expense required to ensure that a quorum is present at any meeting, but permits a smaller minority of shareholders to take action on a matter. Unless otherwise required by applicable law, the Buying Funds Declaration or the Bylaws, a majority of the shares voted decides any questions and a plurality elects a Trustee.

The Buying Funds Declaration establishes the vote required to decide certain matters and, in some cases, potentially limits the rights of shareholders of a series or class to vote separately from shareholders of other series or classes of SSIIT. Both the Selling Funds Declaration and Buying Funds Declaration generally provide that a majority of the shares voted shall decide any questions (unless otherwise required by applicable law or the trust’s organizational documents). For example, the Selling Funds Declaration provides that with respect to any reorganization of the assets of a series of the trust, the affirmative vote of a majority of the outstanding voting securities of the Selling Fund, as defined in the 1940 Act, shall be required.

In addition, the Selling Funds Declaration and Buying Funds Declaration require shares to be voted by individual series or class when required by the 1940 Act or when the Trustees have determined that the matter affects one or more series or classes materially differently, in which case the vote of a majority of the shares of the particular series or class voted on the matter (or a plurality with respect to the election of a Trustee) decides that matter insofar as that series or class is concerned. The Selling Funds Declaration further provides that if question adversely affects the rights of any series or class of shares, the vote of a majority (or such larger vote as is required as aforesaid) of the shares of such series or class entitled to vote (instead of a majority of the shares voted), voting separately, shall be required to decide such question. The Buying Funds Declaration removes this provision in order to remove any ambiguity in the Selling Funds Declaration and establishes the required vote when shares are voted by individual series or class. As described above, under the Buying Funds Declaration, shareholders retain their right under the Selling Funds Declaration to vote separately by individual series or class on matters that affect such series or classes materially differently.

2. Shareholder Voting Rights. The Buying Funds Declaration modifies certain shareholder voting rights. The Buying Funds Declaration removes shareholders’ right under the Selling Funds Declaration to reorganize or terminate a class of a series of the trust by vote of at least 66 2/3% of the shares of that class of that series. The Buying Funds Declaration retains shareholders’ right under the Selling Funds Declaration to terminate the trust or a series thereof by vote of shareholders. The Buying Funds Declaration expands the authority of the Trustees to amend the declaration of trust without shareholder approval in certain situations, as described under (5) in Exhibit C. In addition, shareholders have a more limited right to approve certain mergers, consolidations or sales of assets, as described under (8) in Exhibit C. As further described under (19) in Exhibit C, the Buying Funds Declaration modifies the procedures under the Selling Funds Declaration governing derivative actions.

3. Shareholder Meetings and Communications. The Selling Funds Declaration provides generally: (i) that the Trustees must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee when requested in writing to do so by the holders of not less than 10% of the outstanding shares; and (ii) that if ten or more shareholders who have been such for at least six months and hold shares having a net asset value of at least 1% of the outstanding shares apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for consideration of the removal of any or all of the Trustees, the Trustees will within five business days after receipt of such application either: (1) afford to the applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform the applicants as to the approximate number of shareholders of record, and the approximate cost of transmitting to them the proposed communication and form of request. The Buying Funds Declaration does not contain similar provisions to those described above and so may be seen to limit the ability of its shareholders to call meetings of shareholders without the consent of the Trustees or to communicate with other shareholders. Nonetheless, under federal securities laws, when SSIIT has made or intends to make a proxy solicitation in connection with a shareholder meeting, shareholders entitled to vote at the meeting continue to have the right to request certain information regarding a Fund’s security holders from SSIIT. In addition, in connection with any meeting of shareholders held by SSIIT, eligible shareholders who follow certain prescribed procedures may submit proposals for inclusion in SSIIT’s proxy statement and form of proxy. Under specific circumstances, SSIIT is permitted to exclude a shareholder’s proposal, but only after submitting its reasons to the SEC.

The Buying Funds Declaration also provides that notice of a meeting need not be given to a shareholder who attends the meeting without protesting the lack of notice prior to the meeting or at its commencement.

4. Declaration of Trust Amendment Procedure. Under the Buying Funds Declaration, the Trustees generally have the authority to amend the declaration of trust without shareholder approval except when such amendment would affect shareholders’ right to vote granted in Article V, Section 1 of the Buying Funds Declaration,1 and any amendment that is required by law to be approved by shareholders and subject to the further limitations set forth in Exhibit C. The proposed changes expand, to a certain extent, the Trustees’ current authority to amend the declaration of trust without obtaining a shareholder vote. As a result, under the Buying Funds Declaration shareholders have less control over certain possible future amendments to the SSIIT’s organizational document. Under the Selling Funds Declaration, the Trustees have the authority to amend the declaration of trust without shareholder approval in certain limited circumstances, including to add to, delete, replace or otherwise modify any provisions relating to SSGA Fund’s shares in order to comply with applicable law or designate and establish series or classes of shares. These provisions are designed to give the Trustees more authority to react to future contingencies, changes to applicable law or other changes, and to take action without causing the SSGA Funds to incur the time and expense of soliciting shareholder approval. The Buying Funds Declaration makes clear that no amendment that impairs the exemption from personal liability of shareholders, former shareholders, Trustees or former Trustees, permits assessments upon shareholders of SSIIT, or limits rights to indemnification with respect to acts or omissions prior to such amendment is permitted.

Where a shareholder vote is required to approve an amendment of the Buying Funds Declaration, approval requires the affirmative vote of the holders of at least a majority of the shares outstanding and entitled to vote on the matter, except that an amendment which in the determination of the Trustees affects the holders of one or more series or classes of a series of shares, but not the holders of all outstanding series or classes, requires the vote of such series or classes affected and no vote of shareholders of a series or class not affected, as determined by the Trustees, is required. Under the Selling Funds Declaration, where shareholder approval is required to approve an amendment, approval requires the vote of a majority of the shares entitled to vote with respect to such amendment.

Trustee Rights and Powers

5. Merger, Consolidation and Sale of Assets. The Buying Funds Declaration allows the Trustees, under certain circumstances, to authorize a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations and sales of assets between a series of SSIIT and a series of any other registered investment company) without shareholder approval. Under the Selling Funds Declaration, any merger or consolidation of SSGA Funds must be authorized by shareholder vote, but the Trustees have the authority to combine one or more series or classes of shares of SSIIT into a single series or class of shares of SSIIT without shareholder approval unless otherwise required by applicable law. The Buying Funds Declaration gives the Trustees the authority to transfer all or a substantial portion of SSIIT’s assets to another entity without shareholder approval. In addition, under the Buying Funds Declaration, the Trustees may authorize a merger, consolidation or sale of assets between a series of SSIIT and a series of any other registered investment company without shareholder approval. Any exercise of the Trustees’ increased authority under the Buying Funds Declaration is subject to applicable requirements of the 1940 Act and the rules thereunder and applicable Massachusetts law. For example, Rule 17a-8 under the 1940 Act requires reorganizations involving affiliated funds to be approved by the shareholders of the fund being acquired unless certain conditions are satisfied. Because of this regulatory requirement, some transactions will continue to require shareholder approval. The

[1]	Under the Buying Funds Declaration, shareholders have the power to vote for the election or removal of Trustees, with respect to certain amendments to the Buying Funds Declaration or with respect to the termination of the Trust, or any series or class thereof, unless the Trustees exercise their right to terminate the Trust, or a particular series or class, without shareholder approval upon written notice to the affected shareholders, and with respect to such additional matters relating to the Trust as may be required by law, the Buying Funds Declaration, the Bylaws or any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. The Buying Funds Declaration and the Selling Funds Declaration differ in certain shareholder voting rights, as described under (2) above.

Buying Funds Declaration expands the Trustees’ ability to rely on Rule 17a-8 to authorize a merger between a series of SSGA Funds and a series of SSIIT without shareholder approval if the rule’s conditions are satisfied. Under the Buying Funds Declaration, shareholders do not have the right to vote under SSIIT’s organizational document on any reorganization that may be effected without a shareholder vote pursuant to rule 17a-8.

With the aim of enhanced efficiency in administering the various funds, the Buying Funds Declaration gives the Trustees added flexibility to make decisions they believe are in the shareholders’ best interests when considering a merger, consolidation or sale of assets of SSIIT or a series thereof without causing the Trust or its series to incur the time and expense of soliciting shareholder approval where, in the Trustees’ judgment, the action is in the best interests of shareholders, unless the law otherwise requires it.

The Buying Funds Declaration, among other things, authorizes the Trustees, under certain circumstances, to approve the reorganization of a series of the Trust with another mutual fund without shareholder approval. Such mergers are permitted under various circumstances pursuant to an existing SEC rule.

6. Shareholder Redemptions and Redemption by Trust. The Buying Funds Declaration establishes that, when a shareholder redeems his shares, he will receive the net asset value thereof, less any applicable redemption or other charges and/or fees fixed by the Trustees. The Selling Funds Declaration does not contain a similar provision relating to the deduction of fees and expenses, although nothing herein is intended to suggest that a different result was intended by the Selling Funds Declaration.

The Selling Funds Declaration permits the Trustees to redeem shares involuntarily only in certain limited circumstances. The Buying Funds Declaration expands the Trust’s authority to redeem a shareholder’s shares if SSIIT determines such redemption to be necessary or appropriate.

Certain Other Changes

7. Mechanics for Establishing or Abolishing a Series or Class. The Selling Funds Declaration provides that the establishment and designation of any series of SSGA Funds shall be effective upon the execution by a majority of the then Trustees of an amendment to the declaration of trust and that the Trustees may, at any time when there are no shares outstanding of any particular series of SSGA Funds, abolish such series by an amendment to the declaration of trust. The Selling Funds Declaration further provides that the establishment and designation of any class of a series of SSGA Funds shall be effective upon the execution by a majority of the then Trustees of an amendment to the declaration of trust or the adoption by vote or written consent of a majority of the then Trustees of a resolution setting forth such establishment and designation and that the Trustees may, at any time when there are no shares outstanding of any particular class of a series of the SSGA Funds, abolish such class by an amendment to the declaration of trust (if such class was established and designated by an amendment to the declaration of trust), or by vote or written consent of a majority of the then Trustees (if such class was established and designated by Trustee vote or written consent). Under the Buying Funds Declaration, to establish and designate new series or terminate a series, the Trustees are not required to amend the Buying Funds Declaration and file the amendment with the Secretary of The Commonwealth of Massachusetts. Rather, under the Buying Funds Declaration, the Trustees may establish and designate a new series or class by vote of the Trustees or by written consent, and may terminate a series or class by written notice to the affected shareholders. The Buying Funds Declaration is intended to ease the administrative burden and costs to SSIIT associated with organizing or terminating series or classes.

8. Uniform Trustee Standard of Care. The Selling Funds Declaration and the Buying Funds Declaration provide that a Trustee will not be personally liable except by reason of his or her “willful misfeasance, bad faith, gross negligence or reckless disregard” of the duties involved in the conduct of the office of Trustee. Section 2 of Article IX of the Buying Funds Declaration includes language to clarify that any Trustee who serves as chair or co-chair of the Board, a member or chair or co-chair of a committee of the Board, lead or assistant lead independent Trustee, if any, or an expert on any topic or in any area (including an audit committee financial expert), will not be subject to any greater standard of care or liability because of such position. Although the Selling Funds Declaration does not contain comparable language, SSGA Fund’s current Bylaws, which may be changed by the Trustees at any time and from time to time, provide that the conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. The Buying Funds Declaration provides an extra safeguard for the Trustees of the Funds, making it clear that one standard of liability applies for all Trustees, without regard to designation of additional responsibilities or titles, or any actual or implied individual expertise or qualifications.

9. Indemnification of Trustees and Officers. Currently, the SSGA Funds’ Bylaws, which may be changed by the Trustees at any time and from time to time, govern SSGA Funds’ indemnification of Trustees, officers and other covered persons. The Buying Funds Declaration rather, incorporates the indemnification provisions into the declaration of trust. Under the Buying Funds Declaration, a covered person can not be indemnified with respect to any matter as to which such covered person shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such covered person’s action was in the best interests of SSIIT or that such covered person’s action was at least not opposed to the best interests of SSIIT. A covered person also cannot be indemnified under the Buying Funds Declaration against any liability to SSIIT or its shareholders arising by reason of such covered person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person’s office. In addition, the Buying Funds Declaration contemplates mandatory prepayment by SSIIT of certain expenses of a covered person if certain conditions are met. Further, the Buying Funds Declaration establishes procedures and approvals related to making certain determinations in connection with indemnification and prepayment of expenses.

Section 3 of Article VIII of the Buying Funds Declaration creates a rebuttable presumption in favor of a Trustee or officer in determining whether the Trustee or officer engaged in conduct for which indemnification is not available or whether there is reason to believe that the Trustee or officer ultimately will be found entitled to indemnification. The Buying Funds Declaration provides that, in making either of these determinations, the independent Trustees or independent legal counsel will afford the Trustee or officer a rebuttable presumption that the Trustee or officer acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or that his or her action was at least not opposed to the best interests of the Trust and has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties, a rebuttable presumption is consistent with SEC staff guidance. The Buying Funds Declaration both provides some certainty to Trustees and other indemnified persons as to the circumstances where they might be denied indemnification, and makes it less likely in most circumstances that a covered person will be denied indemnification.

10. Derivative Actions. Under certain circumstances, a shareholder of a corporate entity may have the right to bring a “derivative” action on behalf of the corporate entity, in the name of the corporate entity. The shareholder must typically first make demand on the corporate entity’s governing board, to provide the governing board the opportunity to determine on behalf of the entity whether or not to bring the action. The Selling Funds Declaration provides that a shareholder may not bring a derivative action on behalf of the Trust or any series thereof unless the shareholder has made a prior demand on the Trustees that they bring the action on behalf of the Trust or the applicable series and provides that the Trustees must consider such demand within 45 days of receipt. The Buying Funds Declaration modifies these provisions. The Buying Funds Declaration sets forth certain eligibility requirements for a shareholder to bring a derivative action and states that an eligible shareholder may not bring a derivative action on behalf of the Trust unless the shareholder has made a prior demand on the Trustees that they bring the action on behalf of the Trust or the affected series or class. The Buying Funds Declaration also provides that the Trustees who are independent for purposes of considering the demand must consider any demand within 90 days from the date the demand was made and determine whether commencing or maintaining a suit would be in the best interests of the Trust or the affected series or class. In certain circumstances, the Trustees may extend the 90-day review period by 120 days. Under both the Selling Funds Declaration and the Buying Funds Declaration, in their sole discretion, the Trustees may submit the decision whether to reject a demand to a vote of shareholders of the Trust or any series or class, as appropriate. Under the Buying Funds Declaration, if the decision whether to reject such demand has been duly submitted to a vote of shareholders, the Trust must notify the complaining shareholder of the results of such shareholders’ vote, which shall be binding upon shareholders, within 180 days of the receipt of such demand. Under both the Selling Funds Declaration and the Buying Funds Declaration, any decision by the Trustees to bring or not to bring or to settle any action will be binding upon shareholders. The Buying Funds Declaration contains requirements and conditions to bringing a derivative action that limits the ability of shareholders to bring derivative actions to a greater extent than under the Selling Funds Declaration.

11. Direct Actions. The Buying Funds Declaration states that shareholders must obtain authorization from the Trustees to bring a direct action or claim for monetary damages. The Buying Funds Declaration sets forth the procedures for obtaining authorization to bring a direct action or claim and the procedures to be followed by the Trustees in considering such request. The Selling Funds Declaration does not contain a similar provision. As a result, the Buying Funds Declaration limits the ability of a shareholder to bring a direct action or claim against the Trust. Although a shareholder may not be required to obtain such authorization under Massachusetts law, the Buying Funds Declaration aims to establish procedures for direct actions similar to those proposed for derivative actions.

Additional Similarities and Differences

•	Under the Selling Funds Declaration, for the purpose of determining a record date, the Trustees may fix a date and time not more than 90 days prior to the date of a shareholder meeting. The Buying Funds Declaration removes these time limits and, therefore, gives the Trustees more discretion in setting record dates. As a result, the Trustees’ exercise of their authority to fix a record date for a shareholder meeting, including the procedures applicable thereto, is addressed in amended and restated Bylaws for SSIIT.

•	The Buying Funds Declaration includes provisions relating to the Trustees’ manner of acting whereas the Selling Funds Declaration does not (such provisions are found in the Bylaws for SSGA Funds).

•	Under the Selling Funds Declaration, each Trustee shall serve until the next meeting of shareholders called for the purpose of electing Trustees. The Buying Funds Declaration does not contain this same provision.

•	The Buying Funds Declaration includes provisions relating to shareholders’ right to inspect the books and records of the Trust. The Buying Funds Declaration provides that no shareholder shall have any right to examine any books or records of the Trust if the Trust determines that such examination will for any reason be adverse to the interests of the Trust. The Trust’s determination that the examination may be adverse to the interests of the Trust, and the refusal to permit examination, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after such decision to reject a demand for examination. The Selling Funds Declaration does not contain a similar provision.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

SECTION B — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Selling Fund on June 23, 2016 (the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization, shares of the Selling Fund are entitled to one vote for each whole share in such shareholder’s name on the books of the Selling Fund. The total number of Class N shares of each Selling Fund outstanding as of the close of business on the Record Date, and the total number of votes to which shareholders of such class are entitled at the Meeting, are set forth below.

	Class N	Total
SSGA Money Market Fund
Shares Outstanding	2,496,348,121.283	2,496,348,121.283
Total Votes to which Entitled	2,496,348,121.283	2,496,348,121.283

	Class N	Total
SSGA Prime Money Market Fund
Shares Outstanding	6,121,510,802.689	6,121,510,802.689
Total Votes to which Entitled	6,121,510,802.689	6,121,510,802.689

	Class N	Total
SSGA U.S. Government Money Market Fund
Shares Outstanding	2,861,897,888.137	2,861,897,888.137
Total Votes to which Entitled	2,861,897,888.137	2,861,897,888.137

	Class N	Total
SSGA U.S. Treasury Money Market Fund
Shares Outstanding	11,107,836,051.320	11,107,836,051.320
Total Votes to which Entitled	11,107,836,051.320	11,107,836,051.320

Quorum and Methods of Tabulation. A quorum is required for shareholders of a Selling Fund to take action at the Meeting. For SSGA Funds, thirty percent (30%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum.

All shares represented at the Meeting in person or by proxy will be counted for purposes of establishing a quorum. Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) Abstentions and broker non-votes will have the effect of votes against the proposal. In certain circumstances in which a Selling Fund has received sufficient votes to approve its Reorganization, the Selling Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. A Selling Fund may also request that selected brokers and nominees, in their discretion, submit broker non-votes, if doing so is necessary to obtain a quorum.

If your shares are held in an IRA account, you have the right to vote those shares. If you do not provide voting instructions with respect to your shares, your IRA custodian may or may not, depending upon the terms of your IRA agreement, vote shares for which it has not received your voting instructions. Please consult your IRA agreement and/or financial advisor for more information.

Shareholder Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Selling Fund. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received. Not all proposals affect each Selling Fund, and shareholders of a Selling Fund will be entitled to cast votes and authorize proxies on only those proposals affecting the Selling Fund in which they are shareholders.

If you intend to vote in person at the Meeting, please call (877) 521-4083 to obtain important information regarding your attendance at the Meeting, including directions.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Selling Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.

An additional copy of this combined proxy statement/prospectus may be obtained by writing or calling the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., at 51 Mercedes Way, Edgewood, NY 11717, or toll free at 1-855-601-2251.

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy prior to the Meeting by providing written notice to the Funds’ proxy solicitor at Broadridge Financial Solutions, Inc., 51 Mercedes Way, Edgewood, NY 11717, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each proposal being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund’s meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Selling Fund is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be allocated to each Fund subject to the limitations described in Exhibit A. Proxies will be solicited primarily through the mailing of the proxy statement/prospectus and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Selling Fund or by employees or agents of SSGA FM and its affiliated companies. In addition, Broadridge Financial Solutions, Inc., 51 Mercedes Way, Edgewood, NY 11717, has been engaged to assist in the solicitation of proxies, at the estimated cost set forth below, plus expenses.

Fund	Estimated Cost
SSGA Money Market Fund	$24,082
SSGA Prime Money Market Fund	$15,997
SSGA U.S. Government Money Market Fund	$35,864
SSGA U.S. Treasury Money Market Fund	$49,314
State Street Institutional Liquid Reserves Fund	$57,743
State Street Institutional Government Money Market Fund	$828
State Street Institutional Treasury Plus Money Market Fund	$1,173

Shareholder Proposals. The Selling Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a trustee at a Selling Fund’s next special meeting that may be included in the Selling Fund’s proxy materials must notify the relevant Selling Fund a reasonable amount of time before the Selling Fund begins to print and mail its proxy materials. The fact that a Selling Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules and the Selling Fund’s bylaws relating to such inclusion.

Dissenters’ Right of Appraisal. Shareholders of each Selling Fund have no appraisal or dissenters’ rights.

Other Business. The Board of the Selling Funds does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. Any meeting of shareholders may, by action of the Chair of the meeting, be adjourned from time to time without notice other than announcement at the meeting at which the adjournment is taken with respect to one or more matters to be considered at such meeting to a designated time and place within a reasonable time after the date set for the original meeting, whether or not a quorum is present with respect to such matter. Any question of adjournment submitted to a vote of the shareholders requires approval by a majority of the shares voted on the question and, if approved, such adjournment shall take place without further notice other than announcement at the meeting at which the adjournment is taken.

The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein. Any proposal for which sufficient favorable votes have been received may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

SECTION C — CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and the Selling Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
C-1	Current and pro forma capitalization of each Selling Fund and each Buying Fund
C-2	Current and pro forma ownership of shares of each Selling Fund and each Buying Fund
C-3	Financial highlights of each Buying Fund

The Funds’ Investment Manager and Distributor

SSGA Funds Management, Inc., One Lincoln Street, State Street Financial Center, Boston, MA 02111-2900, is the investment manager for each Fund. State Street Global Markets, LLC (“SSGM or the “Distributor”), One Lincoln Street, Boston, MA 02111, is the distributor for each Fund.

Capitalization of Selling Funds and Buying Funds

The following table shows the unaudited capitalization as of December 31, 2015 for each Selling Fund; and, with respect to each corresponding Buying Fund, on a pro forma basis, assuming the proposed Reorganization had taken place as of that date. The pro forma combined net assets are determined by adding the net assets of the Selling Fund(s) and the net assets of the corresponding Buying Fund. For the Reorganizations involving each of SSGA Money Market Fund and SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund, the table also shows the pro forma capitalization of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, which is either of the Reorganizations of only SSGA Money Market Fund or SSGA Prime Money Market Fund, and the pro forma capitalization of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses, which is the Reorganization of both of the Selling Funds. The pro forma combined shares outstanding are determined by dividing the net assets of the Selling Fund(s) by the net asset value per share of the corresponding Buying Fund and adding the actual shares outstanding of the corresponding Buying Fund.

Table C-1. Current and Pro Forma Capitalization of each Selling Fund and each Buying Fund (as of December 31, 2015)

Fund	Net assets	Net asset value per share	Shares outstanding*
SSGA Money Market Fund (Selling Fund)
Class N	$3,173,781,404	$1.00	3,173,759,469

Total	$3,173,781,404		3,173,759,469

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Administration Class	$0	$1.00	0

Total	$47,148,247,880		47,148,145,803

Fund	Net assets	Net asset value per share	Shares outstanding*
State Street Institutional Liquid Reserves Fund (Pro Forma Combined – Highest)**
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Administration Class	$3,173,781,404	$1.00	3,173,759,469
Reorganization Costs	$(248,607)		N/A

Total	$50,321,780,677		50,321,905,272

State Street Institutional Liquid Reserves Fund (Pro Forma Combined – Lowest)**
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Administration Class	$3,173,781,404	$1.00	3,173,759,469
Trust Class	$5,745,760,624	$1.00	5,745,769,849
Reorganization Costs	$(499,679)		N/A

Total	$56,067,290,229		56,067,675,121

SSGA Prime Money Market Fund (Selling Fund)
Class N	$5,745,760,624	$1.00	5,745,769,849

Total	$5,745,760,624		5,745,769,849

State Street Institutional Liquid Reserves Fund (Current) (Buying Fund)
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Trust Class	$0	$1.00	0

Total	$47,148,247,880		47,148,145,803

State Street Institutional Liquid Reserves Fund (Pro Forma Combined – Highest)**
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Trust Class	$5,745,760,624	$1.00	5,745,769,849
Reorganization Costs	$(251,072)	$1.00	N/A

Total	$52,893,757,432		52,893,915,652

State Street Institutional Liquid Reserves Fund (Pro Forma Combined – Lowest)**
Premier Class	$45,207,441,608	$1.00	45,207,377,000
Class M	$1,455,514,159	$1.00	1,455,497,412
Investment Class	$485,292,113	$1.00	485,271,391
Administration Class	$3,173,781,404	$1.00	3,173,759,469
Trust Class	$5,745,760,624	$1.00	5,745,769,849
Reorganization Costs	$(499,679)	$1.00	N/A

Total	$56,067,290,229		56,067,675,121

Fund	Net assets	Net asset value per share	Shares outstanding*
SSGA U.S. Government Money Market Fund (Selling Fund)
Class N	$2,949,006,309	$1.00	2,949,089,916

Total	$2,949,006,309		2,949,089,916

State Street Institutional U.S. Government Money Market Fund (Current) (Buying Fund)
Premier Class	$13,516,264,037	$1.00	13,516,527,738
Investment Class	$971,551,181	$1.00	971,616,529
Class G	$732,937,574	$1.00	732,930,190
Administration Class	$0	$1.00	0

Total	$15,220,752,792		15,221,074,457

State Street Institutional U.S. Government Money Market Fund (Pro Forma Combined)**
Premier Class	$13,516,264,037	$1.00	13,516,527,738
Investment Class	$971,551,181	$1.00	971,616,529
Class G	$732,937,574	$1.00	732,930,190
Administration Class	$2,949,006,309	$1.00	2,949,089,916
Reorganization Costs	$(187,428)		N/A

Total	$18,169,571,673		18,170,351,801

SSGA U.S. Treasury Money Market Fund (Selling Fund)
Class N	$10,744,783,715	$1.00	10,744,809,701

Total	$10,744,783,715		10,744,809,701

State Street Institutional Treasury Plus Money Market Fund (Current) (Buying Fund)
Premier Class	$1,684,651,605	$1.00	1,684,776,182
Investment Class	$60,041,001	$1.00	60,065,187
Trust Class	$0	$1.00	0

Total	$1,744,692,606		1,744,841,369

State Street Institutional Treasury Plus Money Market Fund (Pro Forma Combined)**
Premier Class	$1,684,651,605	$1.00	1,684,776,182
Investment Class	$60,041,001	$1.00	60,065,187
Trust Class	$10,744,783,715	$1.00	10,744,809,701
Reorganization Costs	$(257,893)		N/A

Total	$12,489,218,428		12,489,393,177

*	Pro forma shares outstanding are calculated by dividing the net assets of the applicable Selling Fund by the net asset value per share of the corresponding Buying Fund and adding the result to the number of shares of such Buying Fund currently outstanding.
**	Pro forma figures reflect the effect of estimated Reorganization costs as set forth in Exhibit A hereto.

Ownership of Selling Fund and Buying Fund Shares

The following tables provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of June 15, 2016 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percentage of Fund	Percentage of Fund following Reorganization
SSGA Prime Money Market Fund (Selling Fund)	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	86.65%	N/A

State Street Institutional Liquid Reserves Fund (Buying Fund)	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	N/A	10.34%

State Street Institutional Liquid Reserves Fund (Buying Fund)	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	59.54%	49.54%

State Street Institutional U.S. Government Money Market Fund (Buying Fund)	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	73.73%	64.10%

SSGA U.S. Treasury Money Market Fund (Selling Fund)	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	91.25%	N/A

State Street Institutional Treasury Plus Money Market Fund (Buying Fund)	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	90.12%	10.91%

	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	N/A	80.20%

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of June 15, 2016. As of June 15, 2016, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each class of each Fund.

Table C-2. Current Ownership of Fund Shares

Fund	5% Owners	Percent of shares held	Percent of shares held following Reorganization
SSGA Money Market Fund (Selling Fund)
Class N	NATIONAL FINANCIAL SERVICES CORP 200 LIBERTY ST 1 WORLD FINANCIAL CTR NEW YORK NY 10281-1003	14.23%	N/A
Class N	WELLINGTON/GHN5 2 TECH DR STE 201 ANDOVER MA 01810-2434	5.71%	N/A

SSGA Prime Money Market Fund (Selling Fund)
Class N	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	86.65%	N/A

State Street Institutional Liquid Reserves Fund (Buying Fund)
Premier Class	CHICAGO MERCANTILE EXCHANGE INC CFTC 1.26 FUTURES CUSTOMER SEGREGATED OMNIBUS ACCOUNT 20 S WACKER DR CHICAGO IL 60606-7431	5.16%	5.16%
Premier Class	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13 CASH SWEEP CLIENTS	62.28%	62.28%
Investment Class	HIGHLAND CAPITAL MANAGEMENT FUND ADVISERS LP FBO HIGHLANDS A CLASS SHAREHOLDERS 200 CRESCENT CT STE 700 DALLAS TX 75201-2116	7.58%	7.58%
Investment Class	NEUBERGER BERMAN MGMT LLC FBO NEUBERGER BERMAN FUNDS SHAREHOLDERS 605 THIRD AVE MAIL DROP 2-7 NEW YORK NY 10158	13.82%	13.82%

Fund	5% Owners	Percent of shares held	Percent of shares held following Reorganization
Investment Class	SATURN & CO C/O STATE STREET BANK & TRUST ATTN: FCG 124 200 CLARENDON BOSTON MA 02116-5021	75.09%	75.09%
Class M	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13 CASH SWEEP CLIENTS	100.00%	100.00%
Administration Class	NATIONAL FINANCIAL SERVICES CORP 200 LIBERTY ST 1 WORLD FINANCIAL CTR NEW YORK NY 10281-1003	N/A	14.23%
Administration Class	WELLINGTON/GHN5 2 TECH DR STE 201 ANDOVER MA 01810-2434	N/A	5.71%
Trust Class	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	N/A	86.65%

SSGA U.S. Government Money Market Fund (Selling Fund)
Class N	STORMCREW & CO ATTN MF SWEEP PROCESSING 1200 CROWN COLONY DR FL 3 QUINCY MA 02169-0938	21.79%	N/A
Class N	FOGAFIN/FFG6 2 AVENUE DE LAFAYETTE BOSTON MA 02111-1750	6.06%	N/A

State Street Institutional U.S. Government Money Market Fund (Buying Fund)
Premier Class	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	75.40%	75.40%
Investment Class	TYPHOONBASS & CO 1200 CROWN COLONY DR QUINCY MA 02169-0938	7.89%	7.89%

Fund	5% Owners	Percent of shares held	Percent of shares held following Reorganization
Investment Class	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	8.88%	8.88%
Investment Class	SATURN & CO C/O STATE STREET BANK & TRUST ATTN: FCG 124 200 CLARENDON BOSTON MA 02116-5021	78.77%	78.77%
Class G	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	100.00%	100.00%
Administration Class	STORMCREW & CO ATTN MF SWEEP PROCESSING 1200 CROWN COLONY DR FL 3 QUINCY MA 02169-0938	N/A	21.79%
Administration Class	FOGAFIN/FFG6 2 AVENUE DE LAFAYETTE BOSTON MA 02111-1750	N/A	6.06%

SSGA U.S. Treasury Money Market Fund (Selling Fund)
Class N	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	91.25%	N/A

State Street Institutional Treasury Plus Money Market Fund (Buying Fund)
Premier Class	STATE STREET BANK AND TRUST FBO CASH SWEEP CLIENTS ATTN : CASH SWEEP SUP 1200 CROWN COLONY DR CC13	93.98%	93.98%
Investment Class	NEUBERGER BERMAN MGMT LLC FBO NEUBERGER BERMAN FUNDS SHAREHOLDERS 605 THIRD AVE MAIL DROP 2-7 NEW YORK NY 10158	11.85%	11.85%

Fund	5% Owners	Percent of shares held	Percent of shares held following Reorganization
Investment Class	SATURN & CO C/O STATE STREET BANK & TRUST ATTN: FCG 124 200 CLARENDON BOSTON MA 02116-5021	54.84%	54.84%
Investment Class	DST AS AGENT FOR VAN ECK UNIVERSAL ACCOUNT FBO VAN ECK MONEY FUND 666 3RD AVE FL 8 NEW YORK NY 10017-4033	31.32%	31.32%
Trust Class	GFAS CONTROL ACCT STATE STREET BANK PO BOX 1992 QUINCY MA 02171	N/A	91.25%

Table C-3. Financial Highlights of Buying Funds

The financial highlights tables below are designed to help you understand how each Buying Fund has performed for the past five full fiscal years or, if shorter, the Buying Fund’s period of operations. Certain information reflects financial results for a single Buying Fund share. The total return line indicates how much an investment in the Buying Fund would have earned each period assuming any dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any.

The information shown below for each Buying Fund has been audited by Ernst & Young LLP. Ernst & Young LLP is an independent registered public accounting firm, whose reports, along with the Buying Funds’ financial statements, are included in the Buying Funds’ Annual Report to Shareholders. Ernst & Young LLP’s reports and the Buying Funds’ financial statements are also incorporated by reference into the statement of additional information included at Appendix B to this combined proxy statement/prospectus. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return line indicates how much an investment of a Buying Fund would have earned or lost each period assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods less than one year.

Financial Highlights — State Street Institutional Liquid Reserves Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

															Ratios to Average Net Assets/Supplemental Data(a)
Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distri butions		Net Asset Value End of Period	Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)	Net Assets End of Year (000s omitted)
Premier Class

2015	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$—		$(0.0012)		$1.0000	0.12%		0.12%	0.12%	0.12%		—	$45,207,442

2014	$1.0000	$0.0008		$(0.0001)		$0.0007		$(0.0007)		$—		$(0.0007)		$1.0000	0.07%		0.12%	0.12%	0.07%		—	$37,932,781

2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)		$1.0000	0.10%		0.12%	0.12%	0.10%		—	$29,850,029

2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)		$1.0000	0.20%		0.12%	0.12%	0.20%		—	$24,408,802

2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$—		$(0.0015)		$1.0000	0.15%		0.12%	0.12%	0.15%		—	$19,597,264

Investment Class

2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.47%	0.24%	0.00	%(e)	0.23%	$485,292

2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.47%	0.19%	0.00	%(e)	0.28%	$726,910

2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%	$1,013,152

2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%	$961,168

2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%	$992,736

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the corresponding Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

Financial Highlights — State Street Institutional U.S. Government Money Market Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

											Ratios to Average Net Assets/Supplemental Data(a)
Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Net Asset Value End of Year	Total Return(b)		Gross Expenses	Net Expenses	Investment Income		Net Expense Waiver(c)	Net Assets End of Year (000s omitted)

Premier Class

2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000		$(0.0000	)(d)	$1.0000	0.00	%(e)	0.12%	0.09%	0.00	%(e)	0.03%	$13,516,264

2014	$1.0000	$(0.0000	)(d)	$—		$(0.0000	)(d)	$—		$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$10,962,800

2013	$1.0000	$0.0001		$—		$0.0001		$(0.0001)		$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%	$7,189,250

2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%	$7,114,213

2011	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%	$5,139,795

Investment Class

2015	$1.0000	$0.0000	(d)	$—		$0.0000	(d)	$—		$1.0000	0.00	%(e)	0.47%	0.10%	0.00	%(e)	0.37%	$971,551

2014	$1.0000	$(0.0000	)(d)	$—		$(0.0000	)(d)	$—		$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$615,706

2013	$1.0000	$0.0000	(d)	$—		$0.0000	(d)	$—		$1.0000	0.00	%(e)	0.47%	0.10%	0.00	%(e)	0.37%	$691,469

2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%	$654,978

2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$—		$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%	$638,101

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

Financial Highlights — State Street Institutional Treasury Plus Money Market Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

															Ratios to Average Net Assets/Supplemental Data(a)
Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/ (Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distri butions		Net Asset Value End of Year	Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)	Net Assets End of Year (000s omitted)

Premier Class

2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$—		$(0.0000	)(d)	$1.0000	0.00	%(e)	0.14%	0.06%	0.00	%(e)	0.08%	$1,684,652

2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.13%	0.05%	0.00	%(e)	0.08%	$2,690,959

2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596

2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$—		$(0.0002)		$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141

2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$—		$(0.0001)		$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159

Investment Class

2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.49%	0.06%	0.00	%(e)	0.43%	$60,041

2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$74,781

2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$—		$(0.0000	)(d)	$(0.0000	)(d)	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449

2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222

2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—		$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

Exhibit A

Costs of the Reorganizations

Each Selling Fund and the corresponding Buying Fund may bear a portion of the out-of-pocket expenses associated with its Reorganization. Out-of-pocket expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization.

All fees paid to governmental authorities for the registration or qualification of the Buying Fund shares to be issued in the Reorganization and all transfer agency costs related to such shares will be allocated to the Buying Fund. All of the other expenses of a Reorganization including, without limitation, accounting, legal and custodial expenses, will be allocated among the applicable Funds in proportion to the estimated one year total benefit that is expected to accrue to each as a result of the Reorganization.

Following this initial allocation among the Funds, SSGA FM limits the expenses actually borne by a Fund to not more than the anticipated reduction in expenses to be incurred by that Fund over the first year following the Reorganization. Any reduction in the Reorganization expenses borne by a Fund as a result of this limitation is absorbed by SSGA FM, not by any other Fund. The estimated costs of each Reorganization expected to be borne by each Selling Fund and each Buying Fund, in the aggregate and on a per-share basis based on shares outstanding as of December 31, 2015, are set forth below:

	Costs Estimated to be Borne
Fund	Total	Per Share
SSGA Money Market Fund (Selling Fund)	$123,011	$0.000039
State Street Institutional Liquid Reserves Fund (Buying Fund)	$125,596	$0.000003

	Costs Estimated to be Borne
Fund	Total	Per Share
SSGA Prime Money Market Fund (Selling Fund)	$81,713	$0.000014
State Street Institutional Liquid Reserves Fund (Buying Fund)	$169,359	$0.000004

	Costs Estimated to be Borne
Fund	Total	Per Share
SSGA U.S. Government Money Market Fund (Selling Fund)	$183,198	$0.000062
State Street Institutional U.S. Government Money Market Fund (Buying Fund)	$4,230	$0.000000

	Costs Estimated to be Borne
Fund	Total	Per Share
SSGA U.S. Treasury Money Market Fund (Selling Fund)	$251,900	$0.000023
State Street Institutional Treasury Plus Money Market Fund (Buying Fund)	$5,993	$0.000003

Should any Reorganization fail to occur, SSGA FM will bear all costs associated with that Reorganization.

Based on the operating expense ratios shown in the Fees and Expenses section above for each Buying Fund, it is projected that, after the Reorganizations, assuming all of the Reorganizations are consummated, each Selling Fund will benefit from expense savings that will offset the allocated Reorganization expenses. However, the

A-1

benefit of those projected expense savings will not be realized immediately. It is projected that the aggregate expense savings for each Selling Fund will not exceed the allocated Reorganization expenses of that Selling Fund until approximately the number of months after its Reorganization set forth below.

Fund	Number of Months
SSGA Money Market Fund	6
SSGA Prime Money Market Fund	2
SSGA U.S. Government Money Market Fund	8
SSGA U.S. Treasury Money Market Fund	3

If a shareholder redeems his or her Buying Fund shares prior to the indicated time, the shareholder will receive no net benefit from the projected expense savings.

A-2

Exhibit B

Additional Information Applicable to the Buying Funds

Below is information regarding the Buying Funds. All references to each Fund or the Funds in this Exhibit B refer to a Buying Fund or the Buying Funds, respectively, unless otherwise noted.

Determination of Net Asset Value

Each Fund determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time, in which event those Funds will determine their NAVs at the earlier closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when a Fund does not price its shares. Consequently, the NAV of a Fund’s shares may change on days when shareholders are not able to purchase or redeem the Fund’s shares. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssga.com/cash. Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with the risk limiting conditions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The SEC has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect SSGA Money Market Fund, SSGA Prime Money Market Fund and State Street Institutional Liquid Reserves Fund (each a “Prime Fund”). As a result of these new requirements, the Prime Funds will no longer be permitted to use amortized cost to buy and sell their shares at a fixed NAV per share. Instead, on or before the compliance date, but no earlier than October 3, 2016, each Prime Fund will begin buying and selling its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. Each Prime Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000), and it will fluctuate. If you are a shareholder of SSGA Money Market Fund or SSGA Prime Money Market Fund and the Reorganization of your Fund is consummated after the transition to a floating NAV, you will receive shares of State Street Institutional Liquid Reserves Fund having the same aggregate value (determined using a per share NAV calculated to four decimal places) as the aggregate value of your Selling Fund shares immediately prior to the Reorganization, calculated by valuing the Selling Fund’s assets using the Buying Fund’s valuation policies and procedures, which are identical to those of the Selling Funds.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Investing in State Street Institutional Investment Trust Shares

Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

This section of the Prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

The chart below summarizes the primary features of Institutional Class, Administration Class, Investment Class, Investor Class, Premier Class and Trust Class. Not all Funds offer every class of shares and only Administration Class and Trust Class are offered through this Prospectus. The Funds may offer other share classes through a separate prospectus. All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future. Your investment professional can help you choose the share class that best suits your investment needs.

The chart below generally summarizes the features of the different share classes.

The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family.

	Institutional Class	Administration Class	Investment Class	Investor Class	Premier Class	Trust Class
Minimum Initial Investment	$25,000,000	$5,000,000	$25,000,000	$10,000,000	$500,000,000	$5,000,000

Maximum Investment	None.	None.	None.	None.	None.	None.

Initial Sales Charge	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No.	No.	No.	No.	No.	No.

Distribution and Service (12b-1) Fees	No.	0.05% annual fee.	0.10% annual fee.	No.	No.	No.

Redemption Fees	No.	No.	No.	No.	No.	No.

Investors pay no sales load to invest in the shares of the Funds. The price for Fund Shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Transfer Agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Transfer Agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds. The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank).

The minimum initial investment in Institutional Class, Administration, Investment, Investor, Premier and Trust shares of the Funds is $25 million, $5 million, $25 million, $10 million, $500 million, and $5 million respectively, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include but are not limited to accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds require prior notification of subsequent investments in excess of $10 million for the Treasury Fund and $50 million for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Funds

P.O. Box 8048

Boston, Massachusetts 02205-8048

By Overnight:

State Street Funds

30 Dan Road

Canton, Massachusetts 02021-2809

By Telephone/Fax:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank, and

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment Trust

Fund Name

Class Name

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund Shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

Redeeming Shares

An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail:	Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02205-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight:	State Street Institutional Investment Trust Funds 30 Dan Road Canton, Massachusetts 02021-2809

By Telephone:	Please call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed.

On any day that the Funds calculate their NAVs earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Transfer Agent.

All redemption requests regarding shares of the Funds placed after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) may only be placed by telephone or pre-established other means such as a transmission. The Funds reserve the right to postpone payments for redemption requests received after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s NAV may change over those days. You might consider using express rather than regular mail if you believe the time of receipt of your transaction request to be sensitive.

Excessive Trading. Because the Funds are money market funds, the Funds’ Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of a Fund in the State Street Institutional Investment Trust Fund to simultaneously purchase shares of a different Fund in the State Street Institutional Investment Trust. Exchanges may be made within the same class (i.e. Institutional Class shares for Institutional Class shares; Investor Class shares for Investor Class shares). The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares. Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for mutual funds advised by SSGA FM (the “State Street Funds”) and may be suspended or rejected.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Administration Class shares under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% of each Fund’s net assets attributable to its Administration Class shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of a Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Because a Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that sell shares of mutual funds, including the Funds, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund Shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the financial intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the financial intermediary.

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Third-Party Transactions. The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Funds’ behalf. The financial intermediary is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable State Street Fund(s). The State Street Funds will not be responsible for delays by the financial intermediary in transmitting your purchase request, including timely transfer of payment, to a Fund. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the Fund’s behalf (or other financial intermediaries designated by the financial intermediary) prior to the time the Fund’s share price is determined will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price.

If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

Delivery of Documents to Accounts Sharing an Address. To reduce expenses, we may mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (877) 521-4083, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them on the last business day of each month. Distributions from capital gains, if any, will be made annually in December. Income dividends and capital gains distributions will be paid in additional shares on the reinvestment date unless you have elected to receive them in cash. No interest will accrue on the amounts represented by uncashed distribution checks. If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distribution elections will be reinvested at the then-current NAV of the Fund.

CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the Statement of Additional Information (“SAI”) for additional disclosure.

Each Fund invests substantially all of its investible assets in a corresponding Portfolio that is treated as a partnership for U.S. federal income tax purposes. The nature and character of each Fund’s income, gains, losses and deductions generally will be determined at the Portfolio level, and each Fund will be allocated its share of the corresponding Portfolio’s income, gains, losses and deductions. As applicable, references in this discussion to income, gains and losses of a Fund will be to income, gains and losses recognized and deductions accruing at the Portfolio level and allocated to or otherwise taken into account by the Fund, and references to assets of a Fund will be to the Fund’s allocable share of the assets of the corresponding Portfolio.

Each Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify for the special tax treatment accorded RICs, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund Shares. Any net short-term gains a Fund distributes will be taxable to you as ordinary income. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund Shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held such Fund Shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.

If you are not a U.S. person, dividends paid by a Fund that the Fund properly reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends, each as further defined in each Fund’s SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund so reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends generally will be subject to a U.S. withholding tax at the 30% rate (or lower applicable treaty rate). See each Fund’s SAI for further information.

Exhibit C

Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust and By-Laws of the Buying Funds and Selling Funds.

	Policy	Selling Funds	Buying Funds
I.	Shareholder Rights

1.	Quorum and Required Vote (Buying Fund’s Declaration of Trust, Article V, Section 5.3; Selling Fund’s Declaration of Trust, Article 5, Section 4)	Except as otherwise provided by the 1940 Act or other applicable law, thirty percent of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders’ meeting, but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting without the necessity of further notice. A majority of the Shares voted, at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this Declaration of Trust or the By-Laws.	Thirty percent of shares entitled to vote on a particular matter shall be a quorum for the transaction of business on that matter at a shareholders’ meeting, except that where any provision of law or of the Feeder Trust’s Declaration or the Bylaws requires that holders of any series or class shall vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class; provided that the Trustees may in their discretion specify a greater percentage to constitute a quorum as to any matter. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or of the Feeder Trust’s Declaration or the Bylaws, a majority of the shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where the holders of any series or class vote as an individual series or class, a majority of the shares of that series or class voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that series or class is concerned.

2.	Shareholder Voting Rights (Buying Fund’s Declaration of Trust, Article V, Section 5.1 and 5.4 and Article IV, Sections 4.2(e) and (k); Selling Fund’s Declaration of Trust, Article V, Section 1)

The shareholders shall have power to vote only

(i) for the election or removal of Trustees as provided in Section 3.1,

(ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which shareholder approval is required by the 1940 Act,

(iii) with respect to any termination or reorganization of the Trust to the extent and as provided in Sections 7.1 and 7.2,

(iv) with respect to any amendment of the Current Declaration to the extent and as provided in Section 7.3,

(v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or

The shareholders shall have power to vote only

(i) for the election or removal of Trustees as provided in Article IV, Section 1 of the Declaration,

(ii) with respect to any amendment of the Declaration to the extent and as provided in Article IX, Section 8 of the Declaration,

(iii) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4 of the Declaration (for the avoidance of any doubt, shareholders shall have no separate right to vote with respect to the termination of the Trust if the Trustees exercise their right to terminate the Trust pursuant to Article IX, Section 4 of the Declaration), and

Policy	Selling Funds	Buying Funds

claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series thereof or the shareholders (provided, however, that a shareholder of a particular series shall not be entitled to a derivative or class action on behalf of any other series (or shareholder of any other series) of the Trust) and

(vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Current Declaration, the Bylaws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share standing in such shareholder’s name on the books of the Trust irrespective of the series thereof or class thereof and all shares of all series and classes thereof shall vote together as a single class; provided, however, that as to any matter (i) with respect to which a separate vote of one or more series or classes thereof is required by the 1940 Act or the provisions of the writing establishing and designating the series or class, such requirements as to a separate vote by such series or class thereof shall apply in lieu of all shares of all series and classes thereof voting together; and (ii) as to any matter which affects the interests of one or more particular series or classes thereof, only the holders of shares of the one or more affected series or classes shall be entitled to vote, and each such series or class shall vote as a separate class.

Any fractional share of any series or class, if any such fractional share is outstanding, shall carry proportionately all the rights and obligations of a whole share of that series or class, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of shares, and liquidation of the Trust.

There shall be no cumulative voting in the election of Trustees.

A majority of the shares voted, at a meeting of which a quorum is present shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the Current Declaration or the Bylaws.

(iv) with respect to such additional matters relating to the Trust as may be required by law, the Declaration, or the Bylaws, or as the Trustees may consider necessary or desirable.

Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except that (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees.

	Policy	Selling Funds	Buying Funds
3.	Shareholder Meetings (Buying Fund’s Declaration of Trust, Article V, Section 5.2; Selling Fund’s Declaration of Trust, Article V, Section 3)	No annual or regular meeting of shareholders is required. Special meetings of shareholders may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as herein provided or upon any other matter deemed by the Trustees to be necessary or desirable. Written notice of any meeting of shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee of the Trust when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding. If the Trustees shall fail to call or give notice of any meeting of shareholders for a period of 30 days after written application by shareholders holding at least 10% of the shares then outstanding requesting a meeting be called for any other purpose requiring action by the shareholders as provided herein or in the Bylaws, then shareholders holding at least 10% of the shares then outstanding may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for herein in case of call thereof by the Trustees.	Meetings of the shareholders of any or all series or classes may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders of such series or classes as herein provided or for such other purposes as may be prescribed by law, by the Declaration or by the Bylaws. Meetings of the shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of shareholders may be held at any place within or without Massachusetts designated by the Trustees. Notice of any meeting of shareholders, stating the time and place of the meeting, shall be given or caused to be given by the Trustees to each shareholder entitled to vote at such meeting by mailing such notice, postage prepaid, at least seven days before such meeting, at the shareholder’s address as it appears on the records of the Trust, or by facsimile or other electronic transmission, at least seven days before such meeting, to the telephone or facsimile number or e-mail or other electronic address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a shareholder under the Declaration or the Bylaws, a written waiver thereof, executed before or after the meeting by such shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice. Notice of a meeting need not be given to a shareholder who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her.

4.	Shareholder Communications (Buying Fund’s Declaration of Trust, Article V, Section 5.8; Selling Fund’s Declaration of Trust, N/A)	Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholder meeting and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust or series, as applicable; or (2) inform such applicants as	No corresponding provision.

	Policy	Selling Funds	Buying Funds

to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the course specified in clause (2) above; the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. The Trustees shall thereafter comply with any order entered by the SEC and the requirements of the 1940 Act and the Securities Exchange Act of 1934.

5.	Declaration of Trust Amendment Procedure (Buying Fund’s Declaration of Trust, Article VII, Section 7.3; Selling Fund’s Declaration of Trust, Article IX, Section 8)

General Authority of Trustees: Subject to the limitation below, the provisions of the Current Declaration (whether or not related to the rights of shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees).

Shareholder Rights: Any amendment to the Current Declaration that adversely affects the rights of shareholders may be adopted at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to a vote of a majority of such Trustees) when authorized to do so by the vote in accordance with subsection (e) of Section 4.2 of shareholders holding a majority of the shares entitled to vote.

Other amendment provisions/limitations on Trustee authority: No amendment shall repeal the limitations on personal liability of any shareholder or Trustee or repeal the

General Authority of Trustees: Except as specifically provided in the Declaration, the Trustees may amend or otherwise supplement the Declaration by making an amendment, a declaration of trust supplemental hereto or an amended and restated declaration of trust by an instrument in writing executed by a majority of the Trustees. Without limiting the foregoing or shareholder rights set forth below, the Trustees may, without any shareholder vote, amend the Declaration (x) to supply any omission or to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or (y) if they deem it necessary or advisable, to conform the Declaration to the requirements of applicable law, including the 1940 Act or the Internal Revenue Code of 1986, as amended, but the Trustees shall not be liable for failing to do so, or, (z) with respect to an amendment affecting a series or class, for any reason at any time, if there are no shares of such series or class outstanding at that time.

Shareholder Rights: Shareholders shall have the right to vote only on any amendment (i) that would affect their right to vote granted in Article V, Section 1 of the Declaration; (ii) as may be required by law to be approved

	Policy	Selling Funds	Buying Funds

prohibition of assessment upon the shareholders without the express consent of each shareholder or Trustee involved.

by shareholders; and (iii) submitted to them by the Trustees. Except as otherwise specifically provided in the Declaration, any amendment on which shareholders have the right to vote shall require an affirmative vote of the holders of at least a majority of the shares outstanding and entitled to vote, except that an amendment which in the determination of the Trustees shall affect the holders of one or more series but not the holders of all outstanding series, or shall affect the holders of one or more classes of a series but not the holders of all outstanding shares of all classes, shall be authorized as to any such series or class by the affirmative vote of the holders of at least a majority of the shares of such affected series or class outstanding and entitled to vote, and no vote of shareholders of a series or class not determined by the Trustees to be affected shall be required.

Other amendment provisions/limitations on Trustee authority: Nothing contained in the Declaration shall permit the amendment of the Declaration (i) to impair the exemption from personal liability of the shareholders, former shareholders, Trustees or former Trustees, (ii) to permit assessments upon shareholders of the Trust, or (iii) to limit the rights to indemnification provided in Article VIII with respect to actions or omissions prior to such amendment.

6.	Termination of Trust, Series and Classes (Buying Fund’s Declaration of Trust, Article IV, Sections 4.1 and 4.2(d) and Article VII, Section 7.1; Selling Fund’s Declaration of Trust, Article IX, Section 4)

The Trust may be terminated at any time by a majority of the Trustees then in office subject to a favorable vote of a majority of the outstanding voting securities, as defined in the 1940 Act.

At any time that there are no shares outstanding of any particular series or class previously established and designated, the Trustees may by an instrument executed by a majority of their number (or by an instrument executed by an officer of the Trust pursuant to the vote of a majority of the Trustees) abolish that series or class and the establishment and designation thereof.

The liquidation of any particular series or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series, voting separately by series, or by the Trustees by written notice to the shareholders. Any series may be terminated at any time by vote of at least 66-2/3% of the shares of that series; alternatively, any series or class may be terminated at any time by the Trustees by written notice to the shareholders of that series or class. Nothing in this Declaration or the Bylaws shall restrict the power of the Trustees to terminate any series or class by written notice to the shareholders of such series or class, whether or not such shareholders have voted (or are proposed to vote) with respect to a merger, reorganization, sale of assets or similar transaction involving such series or class.

7.	Inspection of Books and Records (Buying Fund’s Declaration of Trust, Article V, Section 5.6; Selling Fund’s Declaration of Trust, Article V, Section 5)	The records of the Trust shall be open to inspection by shareholders to the same extent as is permitted stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.	No shareholder shall have any right to examine any books or records of the Feeder Trust if the Feeder Trust determines that the examination will for any reason be adverse to the interests of the Feeder Trust. The Feeder Trust’s determination that the

	Policy	Selling Funds	Buying Funds

examination would be adverse to the interests of the Feeder Trust, and the refusal to permit examination, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after such decision to reject a demand for examination. There shall be no right for any person to examine any books or records of the Feeder Trust if such person is not a shareholder of the applicable series or class of shares for all relevant periods including without limitation when the demand to examine any books or records of the Feeder Trust was made, during the pendency of any suit, proceeding or other action related to a demand to examine any books or records of the Feeder Trust, or during the period of any examination of the books or records of the Feeder Trust. This provision is without exclusion to other bases for refusing to permit such examination. In addition, every examination shall be subject to such reasonable regulations as the Feeder Trust may establish in regard thereto.

II.	Trustee Rights and Powers

8.	Merger, Consolidation and Sale of Assets (Buying Fund’s Declaration of Trust, Article VII, Section 7.2; Selling Fund’s Declaration of Trust, Article III, Section 1 and Article IX, Section 5)	The Trustees may sell, convey, merge and transfer the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series or any class thereof) with such transfer either (1) being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred, or (2) not being made subject to, or not with the assumption of, such liabilities; provided, however, that no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Trustees shall distribute such cash, shares or other securities among the shareholders of the series (taking into account the differences among the classes of shares thereof, if any) the assets belonging to which have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

The Trustees also may from time to time, without shareholder approval, combine the shares of two or more series into a single series or the shares of two or more classes of any series into a single class.

The Trust, or any one or more series of the Trust, may, either as the successor, survivor or non-survivor, (1) consolidate or merge with one or more other trusts, series (including any series of the Trust), sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of the Commonwealth of Massachusetts or any other jurisdiction, to form a consolidated or merged trust, series (including any series of the Trust), sub-trust, partnership, limited liability company, association or corporation under the laws of the Commonwealth of Massachusetts or any other jurisdiction or (2) transfer all or a substantial portion of its assets to one or more other trusts, series (including any series of the Trust), sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of the Commonwealth of Massachusetts or any other jurisdiction, or have one or more such trusts, series, sub-trusts, partnerships, limited liability companies, associations or corporations transfer all or a substantial portion of its assets to it, any such consolidation, merger or transfer to be upon

	Policy	Selling Funds	Buying Funds

The Trust, or any one or more series, may, either as the successor, survivor, or non-survivor, (1) consolidate with one or more other trusts, partnerships, associations or corporations organized under the laws of the Commonwealth of Massachusetts or any other state of the United States, to form a new consolidated trust, partnership, association or corporation under the laws of which any one of the constituent entities is organized, or (2) merge into one or more other trusts, partnerships, associations or corporations organized under the laws of the Commonwealth of Massachusetts or any other state of the United States, or have one or more such trusts, partnerships, associations or corporations merged into it, any such consolidation or merger to be upon such terms and conditions as are specified in an agreement and plan of reorganization entered into by the Trust, or one or more series as the case may be, in connection therewith. The terms “merge” or “merger” as used herein shall also include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States. Any such consolidation or merger shall require the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of each series affected thereby.

such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the Trust, or one or more series, as the case may be, in connection therewith. Any such consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without the approval of shareholders of the Trust or relevant series.

9.	Trustees’ Authority to Hire Subadvisors (Buying Fund’s Declaration of Trust, Article III, Section 3.2; Selling Fund’s Declaration of Trust, Article IV, Section 6)	In accordance with Section 3.3 they may employ one or more advisers, administrators, depositories and custodians and may authorize any depository or custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, and set record dates or times for the determination of Shareholders or various of them with respect to various matters; they may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate; and in general they may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or	The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association or other organization (the “Manager”), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may provide for, or permit, the hiring of, or delegation to, one or more sub-advisers who shall perform all or part of the obligations of the Manager under such contract and may contain such other terms as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Feeder Trust shall be held uninvested and to make changes in the Feeder Trust’s investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the shares, every such

	Policy	Selling Funds	Buying Funds

		consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation, the power and authority to act in the name of the Trust and any Sub-Trust and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.	contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms as the Trustees may determine.

10.	Distributions (Buying Fund’s Declaration of Trust, Article VI, Section 1; Selling Fund’s Declaration of Trust, Article VI, Section 1)	Dividends and distributions on Shares of a particular Sub-Trust or any class thereof may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of Shares of that Sub-Trust or class, from such of the income and capital gains, accrued or realized, from the assets belonging to that Sub-Trust, or in the case of a class, belonging to that Sub-Trust and allocable to that class, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that Sub-Trust or class. All dividends and distributions on Shares of a particular Sub-Trust or class thereof shall be distributed pro rata to the holders of Shares of that Sub-Trust or class in proportion to the number of Shares of that Sub-Trust or class held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder’s purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure. Such dividends and distributions may be made in cash or Shares of that Sub-Trust or class or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (h) of Section 4.2.	The Trustees may each year, or more frequently if they so determine, distribute to the shareholders of each series out of the assets of such series such amounts as the Trustees may determine. Any such distribution to the shareholders of a particular series shall be made to said shareholders pro rata in proportion to the number of shares of such series held by each of them, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of that series, and any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. Such distributions shall be made in cash, shares or other property, or a combination thereof, as determined by the Trustees. Any such distribution paid in shares will be paid at the net asset value thereof. The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital and their determinations shall be binding upon the shareholders.

11.	Shareholder Redemptions (Buying Fund’s Declaration of Trust, Article IV, Sections 4.2(f); Selling Fund’s Declaration of Trust, Article VI, Section 2)	Each holder of Shares of a particular Sub-Trust or any class thereof shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of such holder’s Shares of that Sub-Trust or class thereof at a redemption price	The Feeder Trust shall purchase such shares as are offered by any shareholder for redemption, upon the presentation of any certificate for the shares to be purchased, a proper instrument of transfer and a request directed to the Feeder Trust or a person designated by the Feeder Trust that the

	Policy	Selling Funds	Buying Funds

equal to the net asset value per share of that Sub-Trust or class thereof next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption, subject to any contingent deferred sales charge or redemption charge in effect at the time of redemption. Payment of the redemption price shall be in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist which make payment wholly in cash unwise or undesirable, the Trust may, subject to the requirements of the 1940 Act, make payment wholly or partly in securities or other assets belonging to the Sub-Trust of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value.

Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Sub-Trust or class thereof to require the Trust to redeem Shares of that Sub-Trust or class during any period or at any time when and to the extent permissible under the 1940 Act.

Feeder Trust purchase such shares, or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Feeder Trust will pay therefor the net asset value thereof, as next determined in accordance herewith, less any applicable redemption charge or other charges and/or fees fixed by the Trustees.

12.	Redemption by Trust (Buying Fund’s Declaration of Trust, Section 4.2(g); Selling Fund’s Declaration of Trust, Article VI, Section 3)	Each share of each Sub-Trust or class thereof that has been established and designated is subject to redemption by the Trust at the redemption price which would be applicable if such share was then being redeemed by the shareholder pursuant to subsection (f) of this Section 4.2: (i) at any time, if the Trustees determine in their sole discretion and by majority vote that failure to so redeem may have materially adverse consequences to the Trust or any series or to the holders of the shares of the Trust or any series thereof or class thereof, or (ii) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus of the Trust with respect to maintenance of shareholder accounts of a minimum amount. Upon such redemption the holders of the shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.	The Trust shall have the right at its option and without a vote of the Shareholders at any time and for any or no reason to redeem all or a portion of the Shares of any Shareholder at the net asset value thereof as determined in accordance with this Declaration of Trust and the Bylaws, including, but not limited to: (i) if at such time such Shareholder owns fewer Shares than, or Shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; or (ii) to the extent that such Shareholder owns Shares of a particular series of Shares equal to or in excess of a percentage of the outstanding Shares of that series determined from time to time by the Trustees, or representing a percentage of the aggregate net asset value of that series equal to or in excess of a percentage determined from time to time by the Trustees; or (iii) to the extent that such Shareholder owns Shares of the Trust equal to or in excess of a percentage of the outstanding Shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; or (iv) if the Trust determines that such Shareholder is engaging in conduct that is harmful to the Trust or any series or class; or (v) that such Shareholder’s continued participation in the Trust would cause, or in the judgment of the Trustees threatens to cause, the Trust to fail to comply with

	Policy	Selling Funds	Buying Funds

applicable law or to fail to be eligible for any tax withholding, regulatory or registration exemption, including without limitation, due to a determination by the Trustees that such Shareholder’s continued participation in the Trust may cause the Trust to be required to withhold on distributions to such Shareholder by reason of section 1471 et seq. of the Code; or (vi) if the Trust otherwise determines such redemption to be necessary or appropriate.

13.	Authority to Combine Classes (Buying Fund’s Declaration of Trust, N/A; Selling Fund’s Declaration of Trust, Article III, Section 1)	No corresponding provision.	The Trustees also may from time to time, without Shareholder approval, combine the Shares of two or more series into a single series or the Shares of two or more classes of any series into a single class.

14.	Record Dates (Buying Fund’s Declaration of Trust, Article V, Section 5.3; Selling Fund’s Declaration of Trust, Article III, Section 2)	For the purpose of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days (except at or in connection with the termination of the Trust), as the Trustees may determine; or without closing the transfer books the Trustees may fix a date and time not more than 60 days prior to the date of any meeting of shareholders or other action as the date and time of record for the determination of shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as shareholders of record for purposes of such other action, and any shareholder who was a shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or to be treated as a shareholder of record for purposes of such other action, even though such shareholder has since that date and time disposed of such shareholder’s shares, and no shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a shareholder of record for purposes of such other action.	No corresponding provision.

15.	Trustees’ Term of Office (Buying Fund’s Declaration of Trust, Article III, Section 3.1(c); Selling Fund’s Declaration of Trust, Article IV, Section 1)	Trustees may become such by election by Shareholders or the Trustees in office pursuant to Section 3.1(f) hereof. Each Trustee shall serve as a Trustee of the Trust and of each Sub-Trust hereunder during the lifetime of this Trust and until its termination as hereinafter provided except as such Trustee sooner dies, resigns, retires or is removed. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may, pursuant to Section 3.1(f) hereof, appoint Trustees to fill vacancies.	Each Trustee shall serve during the continued lifetime of the Feeder Trust until he or she dies, resigns or is removed, or, if sooner, until the election and qualification of his or her successor.

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16.	Net Asset Value (Buying Fund’s Declaration of Trust, Article IV, Section 4.2(h); Selling Fund’s Declaration of Trust, Article VI, Section 4)

The net asset value per share of any series shall be (i) in the case of a series whose shares are not divided into classes, the quotient obtained by dividing the value of the net assets of that series (being the value of the assets belonging to that series less the liabilities belonging to that series) by the total number of shares of that series outstanding, and (ii) in the case of a class of shares of a series whose shares are divided into classes, the quotient obtained by dividing the value of the net assets of that series allocable to such class (being the value of the assets belonging to that series allocable to such class less the liabilities belonging to such class) by the total number of shares of such class outstanding; all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

The Trustees may determine to maintain the net asset value per share of any series at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that series as dividends payable in additional shares of that series at the designated constant dollar amount and for the handling of any losses attributable to that series. Such procedures may provide that in the event of any loss each shareholder shall be deemed to have contributed to the capital of the Trust attributable to that series such shareholder’s pro rata portion of the total number of shares required to be cancelled in order to permit the net asset value per share of that series to be maintained, after reflecting such loss, at the designated constant dollar amount. Each shareholder of the Trust shall be deemed to have agreed, by making an investment in any series with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

Determinations of net asset value of any Shares of any series or class made by Trustees or their designees shall be binding on all parties concerned.

17.	Transactions with Interested Persons (Buying Fund’s Declaration of Trust, Section 3.3(g); Selling Fund’s Declaration of Trust, Article IV, Section 6)

The fact that:

(i) any of the shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a shareholder or has an interest in the Trust or any Sub-Trust, or that

The fact that:

(i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any corporation, trust, association, or other organization, or of or for any parent or affiliate of any organization, with which an advisory or management contract, or principal underwriter’s or distributor’s contract, or

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(ii) any Contracting Party may have a contract providing for the rendering of any similar services to one or more other corporations, trusts, associations, partnerships, limited partnerships or other organizations, or have other business or interests, shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust or any Sub-Trust and/or the Trustees or disqualify any shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust, any Sub-Trust or its shareholders, provided that in the case of any relationship or interest referred to in the preceding clause (i) on the part of any Trustee or officer of the Trust either (x) the material facts as to such relationship or interest have been disclosed to or are known by the Trustees not having any such relationship or interest and the contract involved is approved in good faith by a majority of such Trustees not having any such relationship or interest (even though such unrelated or disinterested Trustees are less than a quorum of all of the Trustees), (y) the material facts as to such relationship or interest and as to the contract have been disclosed to or are known by the shareholders entitled to vote thereon and the contract involved is specifically approved in good faith by vote of the shareholders, or (z) the specific contract involved is fair to the Trust as of the time it is authorized, approved or ratified by the Trustees or by the shareholders.

transfer, Shareholder servicing or other agency contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

(ii) any corporation, trust, association or other organization with which an advisory or management contract or principal underwriter’s or distributor’s contract, or transfer, Shareholder servicing or other agency contract may have been or may hereafter be made also has an advisory or management contract, or transfer, shareholder servicing or other agency contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

III.	Other

18.	Number and Removal of Trustees (Buying Fund’s Declaration of Trust, Article III, Section 3.1(b); Selling Fund’s Declaration of Trust, Article IV, Section 1)

The Trustees serving as such may increase or decrease (to not less than two) the number of Trustees to a number other than the number theretofore determined.

Any Trustee may be removed with or without cause at any time: (i) by written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective; or (ii) by vote of shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust’s custodian. Any such removal shall be effective as to the Trust and each series hereunder.

A Trustee may be elected either by the Trustees or by the Shareholders. From time to time, the Trustees may fix the number of Trustees or fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees. Any Trustee may be removed from office, for any reason or for no reason, (i) by vote of the holders of two-thirds of the outstanding Shares at a meeting of Shareholders called for the purpose of considering the removal of the Trustee, (ii) by declaration in writing signed by the holders of two-thirds of the outstanding Shares filed with the Trust’s custodian; or (iii) by vote of a majority of the remaining Trustees and a majority of the remaining Trustees who are not Interested Persons of the Trust, specifying the date when such removal shall become effective. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies,

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resigns or is removed, or, if sooner, until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law.

19.	Derivative Actions (Buying Fund’s Declaration of Trust, Article V, Section 5.1; Selling Fund’s Declaration of Trust, Article III, Section 5)	The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any Sub-Trust thereof or the Shareholders (provided, however, that a Shareholder of a particular Sub-Trust shall not be entitled to a derivative or class action on behalf of any other Sub-Trust (or Shareholder of any other Sub-Trust) of the Trust) and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Proxies may be given orally or in writing or pursuant to any computerized or mechanical data gathering process specifically approved by the Trustees. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them.

The purpose of Section 5 of the Feeder Trust’s Declaration is to protect the interests of the Feeder Trust and the shareholders by establishing a process that will permit legitimate inquiries and claims to be made and considered while avoiding the time, expense, distraction and other harm that can be caused to the Feeder Trust and shareholders as a result of spurious shareholder demands and derivative actions.

(a) No shareholder shall commence or maintain a derivative or similar action or proceeding on behalf or for the benefit of the Feeder Trust or any series or class to recover a judgment in its favor (a “derivative action”) unless each of the following conditions is met:

(i) The complaining shareholder was a shareholder of the series or class on behalf of or in the right of which the derivative action is proposed to be brought (the “affected series or class”) at the time of the action or failure to act complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time, and subsequently remains a shareholder of such series or class for all relevant periods including without limitation when the demand required by subsection (iii) below was made and while the derivative action is maintained;

(ii) The complaining shareholder does not bring or purport to bring the derivative action on behalf of any series or class of the Feeder Trust other than the class or series that the shareholder owns pursuant to subsection (i) above;

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A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by Shareholders.

(iii) Prior to the commencement of such derivative action, the complaining shareholder has made a written demand on the Feeder Trust, mailed to the Secretary of the Feeder Trust at the Feeder Trust’s principal office, requesting that the Trustees cause the Feeder Trust to file the action itself on behalf of the affected series or class (a “demand”) and setting forth with particularity the nature of the proposed proceeding or claim and the essential facts relied upon by the shareholder to support the allegations made in the demand;

(iv) The period described in subsections (b) or (e) below has elapsed, unless the Feeder Trust notifies the complaining shareholder by an earlier date of the Feeder Trust’s response to the demand; and

(v) The Feeder Trust has not notified the complaining shareholder of any determination by the Trustees or the shareholders pursuant to this Section 5 that would preclude the complaining shareholders from commencing or maintaining the derivative action.

(b) Within 90 calendar days of the receipt of a shareholder demand submitted in accordance with the requirements above, those Trustees who are independent for purposes of considering the demand (the “independent Trustees”) will consider the merits of the claim and determine whether commencing or maintaining a suit would be in the best interests of the Feeder Trust or the affected series or class, as applicable. If, during this 90-day period, those independent Trustees conclude that such determination cannot reasonably be made within the 90-day period, those independent Trustees may extend the 90-day period by a period that the independent Trustees consider will be sufficient to permit them to make such a determination, not to exceed 120 calendar days from the end of the initial 90-day period (such 90-day period, as may be extended as provided hereunder, the “review period”). Notice of any such decision to extend the review period shall be sent to the complaining shareholder.

(c) Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf of or for the benefit of the Feeder Trust or any series or class thereof who is not an Interested Person of the Feeder Trust shall be deemed to be independent and disinterested with respect to any actions

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taken in connection with any such demand, proceeding, or claim. Without limiting the foregoing, a Trustee otherwise independent for purposes of considering the demand shall not be considered not to be independent and disinterested by virtue of (i) the fact that such Trustee receives remuneration for his service as a Trustee of the Feeder Trust or as a trustee or director of one or more investment companies with the same or an affiliated investment adviser or underwriter, (ii) the amount of such remuneration, (iii) the fact that such Trustee was identified in the demand as a potential defendant or witness or was named as a defendant in any derivative action, or (iv) the fact that the Trustee approved or participated in the act being challenged in the demand if the act resulted in no material personal benefit to the Trustee or, if the Trustee is also a shareholder, no material personal benefit that is not shared pro rata with other shareholders of the series or class of which the Trustee is a shareholder.

(d) Any decision by the independent Trustees to bring, maintain or settle (or not to bring, maintain or settle) a proceeding in connection with a demand, or to vindicate (or not vindicate) any claim on behalf or for the benefit of the Feeder Trust, or to submit the matter to a vote of shareholders pursuant to subsection (e) below, shall be made by the Trustees in their sole business judgment and shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand.

(e) In their sole discretion, the Trustees may submit the decision whether to bring an action in response to the demand on behalf of the Feeder Trust or any affected series or class to a vote of shareholders of the Feeder Trust or any affected series or class. Notice of any such decision to submit the matter to a vote of shareholders shall be sent to the complaining shareholder. The Feeder Trust shall notify the complaining shareholder of the results of such shareholders’ vote, which shall be binding upon shareholders, within 180 days of the receipt of such demand submitted in accordance with the requirements of subsection (a) above.

20.	Direct Actions (Buying Fund’s Declaration of Trust, N/A; Selling Fund’s Declaration of Trust, Article III, Section 7)	No corresponding provision.	No class of shareholders shall have the right to bring or maintain a direct action or claim for monetary damages against the Feeder Trust or the Trustees predicated upon an express or implied right of action under the Feeder Trust’s Declaration or the 1940 Act or other federal securities laws, nor shall any

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single shareholder, who is similarly situated to one or more other shareholders with respect to an alleged injury, have the right to bring such an action, unless the class of shareholders or single shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Feeder Trust at the Feeder Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the class of shareholders or single shareholder to support the allegations made in the request. The Trustees shall consider such request within 90 days after its receipt by the Feeder Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Feeder Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the class of shareholders or single shareholder seeking authorization.

21.	Mechanics for Establishing or Abolishing a Series or Class (Buying Fund’s Declaration of Trust, Article IV, Section 4.1 and Article VII, Section 7.4; Selling Fund’s Declaration of Trust, Article IX, Section 6)

The establishment and designation of any series or of any class of shares of any series in addition to those established and designated in Section 4.2 shall be effective (i) upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation of the relative rights and preferences of the shares of such series or class, (ii) upon the execution of an instrument in writing by an officer of the Trust pursuant to the vote of a majority of the Trustees, or (iii) as otherwise provided in either such instrument. At any time that there are no shares outstanding of any particular series or class previously established and designated, the Trustees may by an instrument executed by a majority of their number (or by an instrument executed by an officer of the Trust pursuant to the vote of a majority of the Trustees) abolish that series or class and the establishment and designation thereof. Each instrument establishing and designating any series shall have the status of an amendment to the Current Declaration.

A copy of the Current Declaration and of each amendment hereto shall be filed by the Trust with the Secretary of The Commonwealth of Massachusetts and with

The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the Feeder Trust where it may be inspected by any shareholder. Anyone dealing with the Feeder Trust may rely on a certificate by an officer of the Feeder Trust as to any matters in connection with the Feeder Trust hereunder, and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Feeder Trust to be a copy of this instrument or of any amendments to the Feeder Trust’s Declaration. In this instrument and in any such amendment, references to this instrument and all expressions like “herein”, “hereof” and “hereunder” shall be deemed to refer to this instrument as amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

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the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required, but the failure to make any such filing shall not impair the effectiveness of this instrument or any such amendment.

22.	Uniform Trustee Standard of Care (Buying Fund’s Declaration of Trust, Article VI, Section 6.2; Selling Fund’s Declaration of Trust, Article IX, Section 2)	The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable for such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Current Declaration and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

The appointment, designation or identification of a Trustee as the chairperson or co-chairperson of the Trustees, the lead or assistant lead independent Trustee, a member or chairperson or co-chairperson of a committee of the Trustees, an expert on any topic or in any area (including audit committee financial expert) or having any other special appointment, designation or identification, shall not (a) impose on that person any duty, obligation or liability that is greater than the duties, obligations and liabilities imposed on that person as a Trustee in the absence of the appointment, designation or identification or (b) affect in any way such Trustee’s rights or entitlement to indemnification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall (x) be held to a higher standard of care by virtue thereof or (y) be limited with respect to any indemnification to which such Trustee would otherwise be entitled.

23.	Trustee Indemnification (Buying Fund’s Declaration of Trust, Article VI, Sections 6.4 and 6.5; Selling Fund’s Declaration of Trust, Article VIII, Sections 1, 2, 3 and 4)	The Trust shall indemnify (from the assets of the series or series in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by	The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and accountants’ or counsel fees reasonably incurred by any Covered Person

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any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the series in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the series in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII, provided, that (a) such Covered Person shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable

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reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The right of indemnification provided by Article VI of the Current Declaration shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in Article VI of the Current Declaration, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in the Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

belief that such Covered Person’s action was in the best interest of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust or (b) is liable to the Trust or its shareholders by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, indemnification shall be provided if (x) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that such Covered Person acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust or its shareholders by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, or (y) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section 2 shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section 2 as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust or to have been

	Policy	Selling Funds	Buying Funds

liable to the Trust or its shareholders by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

For purposes of the determination or opinion referred to in clause (c) of Section 1 of this Article VIII or clauses (x) or (y) of Section 2 of this Article VIII, the majority of the disinterested Trustees of the Trust acting on the matter or independent legal counsel, as the case may be, shall be entitled to rely upon a rebuttable presumption that the Covered Person acted in good faith in the reasonably belief that such Covered Person’s action was in the best interests of the Trust or that such Covered Person’s action was at least not opposed to the best interests of the Trust and has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an interested person by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of the actions, suits or other proceedings in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person, including any Trustees or officers.

24.	Shareholder Indemnification (Buying Fund’s Declaration of Trust, Article VI, Section 6.3; Selling Fund’s Declaration of Trust, Article VIII, Section 5)	In case any shareholder (or former shareholder) of any series of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, said series (upon proper and timely request by the shareholder) shall assume the defense against such charge and	In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder of the Trust or of a particular series and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other

	Policy	Selling Funds	Buying Funds

		satisfy any judgment thereon, and the shareholder or former shareholder (or such shareholder’s heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said series estate to be held harmless from and indemnified against all loss and expense arising from such liability.	entity, its corporate or other general successor) shall be entitled out of the assets of the series of which he or she is a Shareholder or former Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

25.	Applicable Law (Buying Fund’s Declaration of Trust; Article VII, Section 7.5; Selling Fund’s Declaration of Trust, Article IX, Section 7)	The Current Declaration is made in The Commonwealth of Massachusetts, and it is created under and is to be governed by and construed and administered according to the laws of said Commonwealth, including the Massachusetts Business Corporation Law as the same may be amended from time to time, to which reference is made with the intention that matters not specifically covered herein or as to which an ambiguity may exist shall be resolved as if the Trust were a business corporation organized in Massachusetts, but the reference to said Business Corporation Law is not intended to give the Trust, the Trustees, the shareholders or any other person any right, power, authority or responsibility available only to or in connection with an entity organized in corporate form. The Trust shall be of the type referred to in Section 1 of Chapter 182 of the Massachusetts General Laws and of the type commonly called a Massachusetts business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.	This Declaration of Trust is made in The Commonwealth of Massachusetts, and it is created under and is to be governed by and construed and administered according to the laws of said Commonwealth. The Trust shall be of the type commonly called a Massachusetts business trust and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

*	Please note that the provisions in the chart have been edited to enhance their readability. The chart is qualified entirely by reference to the applicable declaration of trust. Capitalized terms not otherwise defined in the chart shall have the meaning ascribed to them in the applicable declaration of trust.

PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	To authorize your proxy by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To authorize your proxy by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M00000-P00000 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

SSGA MONEY MARKET FUND		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	☐	☐	☐

    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Members:

The Proxy Statement is available at www.proxyvote.com.

M00000-P00000

SSGA MONEY MARKET FUND PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 22, 2016

This proxy is solicited by the Board of Trustees of SSGA Funds (“SSGA Funds” or the “Trust”) for use at a special meeting of shareholders of SSGA Funds (the “Special Meeting”) to be held at 10:00 a.m., local time, on August 22, 2016 at One Lincoln Street, Boston, MA 02111.

The undersigned hereby appoints Ellen Needham and Ann Carpenter, and each of them separately, with full power of substitution to each, as proxies of the undersigned, to represent the undersigned, and to vote, as designated on the reverse side of this proxy card, at the above-stated Special Meeting and at any and all adjournments and postponements thereof, all shares of the Fund that the undersigned is entitled to vote at the Special Meeting, and at any and all adjournments and postponements thereof, on the matter listed on the reverse side of this proxy card and in their discretion on any other matter which may come before the Special Meeting, and at any and all adjournments and postponements thereof. In a case where the undersigned fails to designate a choice on the matter listed on the reverse side of this proxy card, the proxies will vote in favor of the matters at the Special Meeting, and at any and all adjournments and postponements thereof.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	To authorize your proxy by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To authorize your proxy by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M00000-P00000 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

SSGA PRIME MONEY MARKET FUND		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA Prime Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Liquid Reserves Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	☐	☐	☐

    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Members:

The Proxy Statement is available at www.proxyvote.com.

M00000-P00000

SSGA PRIME MONEY MARKET FUND PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 22, 2016

This proxy is solicited by the Board of Trustees of SSGA Funds (“SSGA Funds” or the “Trust”) for use at a special meeting of shareholders of SSGA Funds (the “Special Meeting”) to be held at 10:00 a.m., local time, on August 22, 2016 at One Lincoln Street, Boston, MA 02111.

The undersigned hereby appoints Ellen Needham and Ann Carpenter, and each of them separately, with full power of substitution to each, as proxies of the undersigned, to represent the undersigned, and to vote, as designated on the reverse side of this proxy card, at the above-stated Special Meeting and at any and all adjournments and postponements thereof, all shares of the Fund that the undersigned is entitled to vote at the Special Meeting, and at any and all adjournments and postponements thereof, on the matter listed on the reverse side of this proxy card and in their discretion on any other matter which may come before the Special Meeting, and at any and all adjournments and postponements thereof. In a case where the undersigned fails to designate a choice on the matter listed on the reverse side of this proxy card, the proxies will vote in favor of the matters at the Special Meeting, and at any and all adjournments and postponements thereof.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	To authorize your proxy by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To authorize your proxy by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M00000-P00000 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

SSGA U.S. GOVERNMENT MONEY MARKET FUND		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Government Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional U.S. Government Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Administration Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Administration Class Shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	☐	☐	☐

    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Members:

The Proxy Statement is available at www.proxyvote.com.

M00000-P00000

SSGA U.S. GOVERNMENT MONEY MARKET FUND PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 22, 2016

This proxy is solicited by the Board of Trustees of SSGA Funds (“SSGA Funds” or the “Trust”) for use at a special meeting of shareholders of SSGA Funds (the “Special Meeting”) to be held at 10:00 a.m., local time, on August 22, 2016 at One Lincoln Street, Boston, MA 02111.

The undersigned hereby appoints Ellen Needham and Ann Carpenter, and each of them separately, with full power of substitution to each, as proxies of the undersigned, to represent the undersigned, and to vote, as designated on the reverse side of this proxy card, at the above-stated Special Meeting and at any and all adjournments and postponements thereof, all shares of the Fund that the undersigned is entitled to vote at the Special Meeting, and at any and all adjournments and postponements thereof, on the matter listed on the reverse side of this proxy card and in their discretion on any other matter which may come before the Special Meeting, and at any and all adjournments and postponements thereof. In a case where the undersigned fails to designate a choice on the matter listed on the reverse side of this proxy card, the proxies will vote in favor of the matters at the Special Meeting, and at any and all adjournments and postponements thereof.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

PROXY TABULATOR
P.O. BOX 9112 FARMINGDALE, NY 11735	To authorize your proxy by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To authorize your proxy by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M00000-P00000 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

SSGA U.S. TREASURY MONEY MARKET FUND		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization by and between SSGA Funds, on behalf of its SSGA U.S. Treasury Money Market Fund series (the “Selling Fund”), and State Street Institutional Investment Trust, on behalf of its State Street Institutional Treasury Plus Money Market Fund series (the “Buying Fund”). Under the agreement, the Selling Fund will transfer substantially all of its assets to the Buying Fund in exchange for Trust Class shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Trust Class shares of the Buying Fund will be distributed proportionately to shareholders of the Selling Fund.	☐	☐	☐

    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Members:

The Proxy Statement is available at www.proxyvote.com.

M00000-P00000

SSGA U.S. TREASURY MONEY MARKET FUND PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 22, 2016

This proxy is solicited by the Board of Trustees of SSGA Funds (“SSGA Funds” or the “Trust”) for use at a special meeting of shareholders of SSGA Funds (the “Special Meeting”) to be held at 10:00 a.m., local time, on August 22, 2016 at One Lincoln Street, Boston, MA 02111.

The undersigned hereby appoints Ellen Needham and Ann Carpenter, and each of them separately, with full power of substitution to each, as proxies of the undersigned, to represent the undersigned, and to vote, as designated on the reverse side of this proxy card, at the above-stated Special Meeting and at any and all adjournments and postponements thereof, all shares of the Fund that the undersigned is entitled to vote at the Special Meeting, and at any and all adjournments and postponements thereof, on the matter listed on the reverse side of this proxy card and in their discretion on any other matter which may come before the Special Meeting, and at any and all adjournments and postponements thereof. In a case where the undersigned fails to designate a choice on the matter listed on the reverse side of this proxy card, the proxies will vote in favor of the matters at the Special Meeting, and at any and all adjournments and postponements thereof.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2016

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (the “Reorganizations”):

1.	Reorganization of SSGA Money Market Fund, a series of SSGA Funds (a “Selling Fund”) into State Street Institutional Liquid Reserves Fund, a series of State Street Institutional Investment Trust (a “Buying Fund”).

2.	Reorganization of SSGA Prime Money Market Fund, a series of SSGA Funds (a “Selling Fund”) into State Street Institutional Liquid Reserves Fund, a series of State Street Institutional Investment Trust (a “Buying Fund”).

3.	Reorganization of SSGA U.S. Government Money Market Fund, a series of SSGA Funds (a “Selling Fund”) into State Street Institutional U.S. Government Money Market Fund, a series of State Street Institutional Investment Trust (a “Buying Fund”).

4.	Reorganization of SSGA U.S. Treasury Money Market Fund, a series of SSGA Funds (a “Selling Fund”), into State Street Institutional Treasury Plus Money Market Fund, a series of State Street Institutional Investment Trust (a “Buying Fund”).

This SAI contains information which may be of interest to shareholders of the Selling Funds but which is not included in the combined Proxy Statement/Prospectus dated June 29, 2016 (the “Proxy Statement/Prospectus”) which relates to the Reorganizations. As described in the Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Selling Fund in exchange for shares of the Buying Fund and the assumption of all the liabilities of each Selling Fund by the Buying Fund. Each Selling Fund would distribute the Buying Fund shares it receives to its shareholders in complete liquidation of each Selling Fund. This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Buying Funds at One Lincoln Street, Boston, MA 02111-2900, or by calling 617-786-3000.

Financial Statements	1

Independent Registered Public Accounting Firm	1

Additional Information About Each Buying Fund	1

Appendix A – Pro forma financial statements of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund

A-1

Appendix B – Statement of Additional Information of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund

B-1

i

FINANCIAL STATEMENTS

Pro forma financial statements of the Buying Funds for the Reorganizations are attached hereto as Appendix A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, is the independent registered public accounting firm for each Buying Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in each Buying Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2015 are incorporated by reference into this SAI.

The audited financial statements for each Buying Fund included in their respective Annual Reports to Shareholders and incorporated by reference into this SAI, and the audited financial statements for each Selling Fund incorporated by reference to the Proxy Statement/Prospectus have been so included and incorporated in reliance upon the reports of Ernst & Young LLP, given on their authority as experts in auditing and accounting.

ADDITIONAL INFORMATION ABOUT EACH BUYING FUND

Attached hereto as Appendix B is the Statement of Additional Information of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund dated April 29, 2016, as supplemented.

1

Appendix A – Pro forma financial statements of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE REORGANIZATIONS

The unaudited pro forma information set forth below for the twelve month periods ended on the dates indicated is intended to present supplemental data as if the reorganizations of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”), as noted in Table 1 below (the “Reorganizations”), had occurred as of the beginning of the period (unless otherwise noted). No Reorganization is contingent upon any other Reorganization. Information has not been presented for the Reorganization involving SSGA Money Market Fund, the net assets of which were less than 10% of the net assets of the corresponding Buying Fund, State Street Institutional Liquid Reserves Fund, as of June 17, 2016.

Table 1 – Reorganizations

Selling Fund	Buying Fund	Period Ended	Reorganization #
SSGA Prime Money Market Fund	State Street Institutional Liquid Reserves Fund	12/31/2015	2
SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund	12/31/2015	3
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	12/31/2015	4

Basis of Combination

On May 19-20, 2016, the Board of Trustees of the Selling Funds approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which, subject to shareholder approval, each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund (“Reorganization Shares”) and each Buying Fund will assume all of the liabilities of the corresponding Selling Fund. Selling Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. All Reorganization Shares delivered to the Selling Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Selling Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Selling Fund in proportion to their holdings of shares of the Selling Fund. Holders of Class N shares of a Selling Fund will receive Reorganization Shares with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class N shares at the time of the Reorganization.

Table 2 – Reorganization Shares

Selling Fund Share Class		Reorganization Share Class	Reorganization #
Class N	g	Trust Class	2
Class N	g	Administration Class	3
Class N	g	Trust Class	4

Under the terms of each Agreement, each Reorganization will be accounted for by the method of accounting for tax-free mergers of investment companies. Following the Reorganizations, the Buying Funds will be the accounting survivors. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving funds and the results of operations for pre-Reorganization periods will not be restated. Current estimates of the costs of each Reorganization are set forth in Table 5 below. The costs of each Reorganization expected to be borne by each Fund are set forth in more detail in “Exhibit A – Costs of the Reorganizations” in the Proxy Statement/Prospectus. Reorganization costs will be borne by the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) up to the amount of the anticipated reduction in expenses borne by that Fund over the first year following the Reorganization. Any Reorganization expenses otherwise allocable to a Fund that are in excess of these limitations will be borne by SSGA Funds Management, Inc. (“SSGA FM”) or its affiliates and not by any other Fund. If a Reorganization is not consummated, SSGA FM or its affiliates will bear the costs associated with that Reorganization. The pro forma information provided herein should be read in conjunction with the audited financial statements of the Funds included in their most recent annual reports and, as applicable, the unaudited financial statements of the Funds included in their most recent semi-annual reports, in each case dated as indicated in Table 3 below.

Table 3 – Shareholder Report Dates

Fund	Annual Report	Semi-Annual Report
SSGA Prime Money Market Fund (Selling Fund)	8/31/2015	2/29/2016
State Street Institutional Liquid Reserves Fund (Buying Fund)	12/31/2015	N/A
SSGA U.S. Government Money Market Fund (Selling Fund)	8/31/2015	2/29/2016
State Street Institutional U.S. Government Money Market Fund (Buying Fund)	12/31/2015	N/A
SSGA U.S. Treasury Money Market Fund (Selling Fund)	8/31/2015	2/29/2016
State Street Institutional Treasury Plus Money Market Fund (Buying Fund)	12/31/2015	N/A

Table 4 below presents, as of the date indicated, the net assets of each Fund.

Table 4 – Selling Funds and Buying Funds Net Assets

Fund	Net Assets	As-Of Date
SSGA Prime Money Market Fund (Selling Fund)	$5,745,760,624	12/31/2015
State Street Institutional Liquid Reserves Fund (Buying Fund)	$47,148,247,880	12/31/2015
SSGA U.S. Government Money Market Fund (Selling Fund)	$2,949,006,309	12/31/2015
State Street Institutional U.S. Government Money Market Fund (Buying Fund)	$15,220,752,792	12/31/2015
SSGA U.S. Treasury Money Market Fund (Selling Fund)	$10,744,783,715	12/31/2015
State Street Institutional Treasury Plus Money Market Fund (Buying Fund)	$1,744,692,606	12/31/2015

Table 5 below presents the estimated Reorganization costs; the net assets as of the date indicated in Table 4 above of the Buying Fund assuming the Reorganization occurred on that date, after accounting for the estimated Reorganization costs to be borne by the Buying Fund and the corresponding Selling Fund; and, on a pro forma basis, the estimated relative increases or decreases in combined operating expenses that would have been incurred during the one-year period ended on the date indicated in Table 4 above. The pro forma increases and decreases represent the differences between (i) the combined expenses actually charged to the Buying Fund and the Selling Fund during the period and (ii) the expenses that would have been charged to the combined assets of the Buying and Selling Funds if the Reorganizations and other contractual changes had occurred at the beginning of the year.

For the Reorganizations of SSGA Money Market Fund and SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund, the number of Reorganizations that occur will affect the net assets and total annual operating expenses of the Buying Fund on a pro forma basis after the Reorganizations, as well as the costs of each Reorganization. Therefore, the pro forma information presented for the Reorganization involving State Street Institutional Liquid Reserves Fund assumes that (1) one, but not both, of the Reorganizations into the Buying Fund is consummated and (2) that both of the Reorganizations into the Buying Fund are consummated. Specifically, the table presents information assuming (a) the combination of Reorganizations into the Buying Fund that results in the highest possible total annual operating expense ratio, the Reorganization of only SSGA Prime Money Market Fund, and (b) both of the Reorganizations into the Buying Fund, which results in the lowest possible total annual operating expense ratio.

The unaudited pro forma information set forth in Table 5 below reflects adjustments made to expenses for differences in contractual rates, duplicate services and other services that would not have occurred if the Reorganizations had taken place on the first day of the period described in Table 1 above. The pro forma information has been derived from the books and records of the Buying Funds and the Selling Funds utilized in calculating daily net asset values and has been prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. Actual results could differ from those estimates.

Table 5 – Estimated Reorganization Costs, Combined Fund Net Assets and Pro Forma Increases or Decreases in Expenses (1)

Proposal 2 – SSGA Prime Money Market Fund into State Street Institutional Liquid Reserves Fund	Highest Annual Operating Expense Ratio (the Reorganization of only SSGA Prime Money Market Fund)	Lowest Annual Operating Expense Ratio (the Reorganization of SSGA Money Market Fund and SSGA Prime Money Market Fund)
Estimated Reorganization Costs	$251,072	$499,679
Combined Fund Net Assets as of the Date Indicated in Table 4	$52,893,757,432	$56,067,290,229

	Increase (Decrease)	Increase (Decrease)
Management fees (2)	$(6,250,444)	$(13,140,741)
Custodian fees (3)	$(247,653)	$(410,169)
Professional fees (3)	$(92,096)	$(166,315)
Distribution and/or service (12b-1) fees (4)	$(1,688,717)	$(1,859,478)
Printing (3)	$(67,810)	$(184,406)
Other (5)	$3,374,110	$10,108,803

	(Increase) Decrease	(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$4,445,353	$4,790,252

Proposal 3 – SSGA U.S. Government Money Market Fund into State Street Institutional U.S. Government Money Market Fund
Estimated Reorganization Costs	$187,428
Combined Fund Net Assets as of the Date Indicated in Table 4	$18,169,571,673

Increase (Decrease)
Management fees (2)	$(5,886,121)
Custodian fees (3)	$(149,123)
Professional fees (3)	$(82,199)
Distribution and/or service (12b-1) fees (4)	$(352,992)
Printing (3)	$(58,467)
Other (5)	$5,840,939

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$294,361

Proposal 4 – SSGA U.S. Treasury Money Market Fund into State Street Institutional Treasury Plus Money Market Fund
Estimated Reorganization Costs	$257,893
Combined Fund Net Assets as of the Date Indicated in Table 4	$12,489,218,428

Increase (Decrease)
Management fees (2)	$(7,632,611)
Custodian fees (3)	$(22,318)
Professional fees (3)	$(114,487)
Distribution and/or service (12b-1) fees (4)	$(1,773,263)
Printing (3)	$(66,378)
Other (5)	$4,125,327

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$14,229,305

(1)	See “Fees and Expenses” in the Proxy Statement/Prospectus for more information.
(2)

Each Buying Fund has entered into an investment advisory agreement with SSGA FM pursuant to which SSGA FM will manage the Buying Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Buying Fund’s average daily net assets, in the event that the Buying Fund were to cease investing substantially all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Buying Fund. SSGA FM does not receive any management fees from a Buying Fund under that agreement so long as the Buying Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Buying Fund. SSGA FM places all orders for purchases and sales of the portfolios’

investments. For the year ended December 31, 2015, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of SSGA FM, was 0.05% for Money Market Portfolio, 0.05% for U.S. Government Portfolio, and 0.03% for Treasury Plus Portfolio.
(3)	Adjustment reflects the elimination of duplicative services.
(4)	Adjustment reflects the change in the distribution agreement.
(5)	Adjustment reflects a difference between the fee structures of the funds, partially offset by the elimination of duplicative services.
(6)	Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by SSGA FM and its affiliates

Table 6 – Investment Advisory Fees

Each Buying Fund currently invests all of its assets in a related series of State Street Master Funds (each a “Portfolio” and collectively, the “Portfolios”) that has the same investment objectives and substantially the same investment policies as the relevant Buying Fund. As long as a Buying Fund remains completely invested in its related Portfolio (or any other investment company), SSGA FM is not entitled to receive any investment advisory fee with respect to the Buying Fund. A Buying Fund may withdraw its investment from the related Portfolio at any time. The State Street Institutional Investment Trust has retained SSGA FM as investment adviser to manage a Buying Fund’s assets in the event that the Buying Fund withdraws its investment from its related.

SSGA FM is also the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the “Portfolio Advisory Agreement”) between SSGA FM and State Street Master Funds, on behalf of the Portfolios. SSGA FM receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between State Street Institutional Investment Trust on behalf of the Buying Funds and SSGA FM. Each Buying Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio’s assets attributable to the Buying Fund).

For the services provided under the Advisory Agreement and the Portfolio Advisory Agreement, each Fund pays SSGA FM a fee at an annual rate of the Buying Fund’s average daily net assets, set forth below in Table 6.

Fund	Annual Rate (Current)	Annual Rate (Buying Fund – Proposed)
State Street Institutional Liquid Reserves Fund	0.05%	Same as current
State Street Institutional U.S. Government Money Market Fund	0.05%	Same as current
State Street Institutional Treasury Plus Money Market Fund	0.05%	Same as current

Boston Financial Data Services, Inc., is the transfer agent for each Fund. State Street Global Markets, LLC, an affiliate of SSGA FM, is the distributor for each Fund.

No significant accounting policies will change as the result of the proposed Reorganizations.

The estimated costs of the Reorganizations shown in Table 5 above do not reflect any brokerage commissions incurred by a Buying Fund in connection with any portfolio realignment. However, SSGA FM does not anticipate any portfolio repositioning in connection with the reorganizations of any of the Selling Funds because the securities held by each Selling Fund currently conform to the investment objective and investment strategies of the corresponding Buying Fund or will do so before each Reorganization is consummated. SSGA FM expects that, subsequent to the Reorganizations, there may be some portfolio turnover in the ordinary course, but that the Reorganizations are not expected to result in any increase in a Buying Fund’s portfolio turnover rate, relative to its historical portfolio turnover rates.

Federal Income Taxes

Please see “Tax Status of the Reorganizations” in the Proxy Statement/Prospectus for a discussion of the tax effects of each Reorganization, including a description of the capital loss carryforwards, if any, available in each Fund and any limitations thereon.

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to eliminate a fund-level tax by distributing to shareholders at least annually, all of its investment company taxable income, its net-tax exempt interest income, if any, and its net capital gains realized, if any. After the Reorganizations, the Buying Funds intend to continue to comply with these requirements to qualify as regulated investment companies that pay no fund-level tax.

Appendix B – Statement of Additional Information of State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund

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State Street Institutional Investment Trust

SUPPLEMENT DATED MAY 23, 2016

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2016

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (SAHXX)

Administration Class (SALXX)

Investment Class (GVVXX)

Investor Class (SAMXX)

Premier Class (GVMXX)

Service Class (GVSXX)

Class G (SSOXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (SSJXX)

Administration Class (SSKXX)

Investment Class (TRVXX)

Investor Class (SSNXX)

Premier Class (TRIXX)

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (SAJXX)

Administration Class (SSQXX)

Investment Class (TPVXX)

Investor Class (SAEXX)

Premier Class (TPIXX)

Service Class (TPSXX)

(each, a “Fund,” and collectively, the “Funds”)

The Funds’ Statement of Additional Information is revised to reflect the following non-fundamental investment policy, consistent with the Funds’ current investments:

Each Fund invests 100% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by government securities or cash. For purposes of this policy, government security means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(the “Trust”)

P.O. Box 5049

Boston, Massachusetts 02206

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2016

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

M Class Shares (SSLXX)

Institutional Class (SSHXX)

Investor Class (SSZXX)

Administration Class (SSYXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

Institutional Class (SAHXX)

Investor Class (SAMXX)

Administration Class (SALXX)

Class G (SSOXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

STATE STREET 60 DAY MONEY MARKET FUND

Premier Class (CCDXX)

Investment Class (CCKXX)

Institutional Class (CCEXX)

Investor Class (CCHXX)

Administration Class (CCJXX)

STATE STREET CASH RESERVES FUND

Premier Class (MMEXX)

Investment Class (CCWXX)

Institutional Class (CCQXX)

Investor Class (MMDXX)

Administration Class (CCVXX)

STATE STREET INSTITUTIONAL LIQUID ASSETS FUND

Premier Class (MMQXX)

Investment Class (MMKXX)

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Institutional Class (MMFXX)

Investor Class (MMOXX)

Administration Class (MMHXX)

STATE STREET CURRENT YIELD FUND

Premier Class (SSYLX)

Investment Class (SSYFX)

Institutional Class (SSYDX)

Investor Class (SSYHX)

Administration Class (SSYEX)

STATE STREET CONSERVATIVE INCOME FUND

Premier Class (SSKLX)

Investment Class (SSKJX)

Institutional Class (SSKGX)

Investor Class (SSKKX)

Administration Class (SSKHX)

STATE STREET ULTRA SHORT TERM BOND FUND

Institutional Class (SSTUX)

Investment Class (SSUTX)

This Statement of Additional Information (“SAI”) relates to the prospectuses dated April 29, 2016, as amended from time to time thereafter for each of the Funds listed above (each, a “Prospectus” and collectively, the “Prospectuses”).

The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of each Prospectus can be obtained free of charge by calling (877) 521-4083 or by written request to the Trust at the address listed above.

The Trust’s audited financial statements for the fiscal year ended December 31, 2015, including the independent registered public accounting firm reports thereon, are included in the Trust’s annual report and are incorporated into this SAI by reference. Copies of the Trust’s annual reports and semiannual reports are available, without charge, upon request, by calling (877) 521-4083or by written request to the Trust at the address above.

2

3

GENERAL

The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

The Trust is an open-end management investment company. The Trust includes the following diversified series:

•	State Street Equity 500 Index Fund;

•	State Street Aggregate Bond Index Fund;

•	State Street Institutional Liquid Reserves Fund (the “ILR Fund”);

•	State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”);

•	State Street Institutional Treasury Money Market Fund (the “Treasury Fund”);

•	State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”);

•	State Street Strategic Real Return Fund;

•	State Street Target Retirement Fund;

•	State Street Target Retirement 2015 Fund;

•	State Street Target Retirement 2020 Fund;

•	State Street Target Retirement 2025 Fund;

•	State Street Target Retirement 2030 Fund;

•	State Street Target Retirement 2035 Fund;

•	State Street Target Retirement 2040 Fund;

•	State Street Target Retirement 2045 Fund;

•	State Street Target Retirement 2050 Fund;

•	State Street Target Retirement 2055 Fund;

•	State Street Target Retirement 2060 Fund;

•	State Street Small Cap Emerging Markets Equity Fund;

•	State Street Clarion Global Real Estate Income Fund;

•	State Street Global Equity ex-U.S. Index Fund;

•	State Street Equity 500 Index II Portfolio;

•	State Street Strategic Real Return Portfolio;

•	State Street Aggregate Bond Index Portfolio;

•	State Street Global Equity ex-U.S. Index Portfolio;

•	State Street Emerging Markets Equity Index Fund;

•	State Street Hedged International Equity Index Fund;

•	State Street International Developed Equity Index Fund;

•	State Street Small/Mid Cap Equity Index Fund;

•	State Street Small/Mid Cap Equity Index Portfolio;

•	State Street 60 Day Money Market Fund (the “60 Day Fund”);

•	State Street 60 Day Money Market Portfolio (the “60 Day Portfolio”);

•	State Street Cash Reserves Fund (the “Cash Reserves Fund”);

•	State Street Cash Reserves Portfolio (the “Cash Reserves Portfolio”);

•	State Street Institutional Liquid Assets Fund (the “Liquid Assets Fund”);

•	State Street Institutional Liquid Assets Portfolio (the “Liquid Assets Portfolio”);

4

•	State Street Current Yield Fund (the “Current Yield Fund”);

•	State Street Current Yield Portfolio (the “Current Yield Portfolio”);

•	State Street Conservative Income Fund (“Conservative Income Fund”);

•	State Street Conservative Income Portfolio (“Conservative Income Portfolio”);

•	State Street Ultra Short Term Bond Fund (the “Ultra Short Bond Fund”);

•	State Street Ultra Short Term Bond Portfolio (the “Ultra Short Bond Portfolio”);

•	State Street Disciplined Global Equity Fund;

•	State Street Disciplined U.S. Equity Fund; and

•	State Street Disciplined International Equity Fund.

The Trust includes the following non-diversified series:

•	State Street Clarion Global Infrastructure & MLP Fund

The ILR Fund, 60 Day Fund, Treasury Fund, Treasury Plus Fund, Cash Reserves Fund, Liquid Assets Fund and U.S. Government Fund are referred to in this SAI as the “Money Funds,” “Money Market Funds,” or the “Funds.” The Treasury Fund and Treasury Plus Fund are also sometimes separately referred to in this SAI as the “Treasury Funds.” Each Fund may be referred to in context as the “Fund” as appropriate.

Each Fund listed below as a feeder fund (each a “Feeder Fund” and collectively the “Feeder Funds”) seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio in the Trust or, as indicated below, the State Street Master Funds (each a “Portfolio” and collectively the “Portfolios”) that has substantially similar investment strategies to those of the Feeder Fund. The table below shows the respective Portfolio in which each Feeder Fund invests. All Portfolios together are referred to in this SAI as the “Portfolios” and each Portfolio may be referred to in context as the “Portfolio” as appropriate.

Feeder Fund	Master Portfolio
ILR Fund	State Street Money Market Portfolio (“Money Market Portfolio”)*
U.S. Government Fund	State Street U.S. Government Money Market Portfolio (“U.S. Government Portfolio”)*
Treasury Fund	State Street Treasury Money Market Portfolio (“Treasury Portfolio”)*
Treasury Plus Fund 60 Day Fund	State Street Treasury Plus Money Market Portfolio (“Treasury Plus Portfolio”)* 60 Day Portfolio
Cash Reserves Fund	Cash Reserves Portfolio
Liquid Assets Fund	Liquid Assets Portfolio
Current Yield Fund	Current Yield Portfolio
Conservative Income Fund	Conservative Income Portfolio
Ultra Short Bond Fund	Ultra Short Bond Portfolio

*	This Portfolio is in the State Street Master Funds

The Money Market Portfolio, 60 Day Portfolio, Cash Reserves Portfolio, Liquid Assets Portfolio, Treasury Portfolio, Treasury Plus Portfolio and U.S. Government Portfolio are referred to in this SAI as the “Money Portfolios,” or “Money Market Portfolios.” The Treasury Portfolio and Treasury Plus Portfolio are also sometimes separately referred to in this SAI as the “Treasury Portfolios.”

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Each Fund’s Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest.

In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in each Fund’s Prospectus, a Fund or Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing these practices of the Feeder Funds, you should assume that the practices of the corresponding Portfolio are the same in all material respects.

5

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, each Fund or Portfolio may invest in the following instruments and use the following techniques, and is subject to the following additional risks.

Auction Rate Securities

Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Portfolio will take the time remaining until the next scheduled auction date into account for purposes of determining the securities’ duration.

Cash Reserves

The Funds may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by Standard & Poor’s Rating Group (“S&P”) or, if unrated, of comparable quality in the opinion of SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements.

Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps are required to be centrally cleared. In a cleared derivatives transaction, a Portfolio’s counterparty to the transaction is a central derivatives clearing organization, or clearing house, rather than a bank or broker. Because the Portfolios are not members of a clearing house, and only members of a clearing house can participate directly in the clearing house, the Portfolios hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Portfolio will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. Centrally cleared derivative arrangements may be less favorable to a Portfolio than bilateral (non-cleared) arrangements. For example, a Portfolio may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, in some cases following a period of notice to a Portfolio, a clearing member generally can require termination of existing cleared derivatives transactions at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. Each Portfolio is subject to risk if it enters into a derivatives transaction that is required to be cleared (or which the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Portfolio’s behalf. In that case, the transaction might have to be terminated, and the Portfolio could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and loss of hedging protection. In addition, the documentation governing the relationship between the Portfolios and clearing members is drafted by the clearing members and generally is less favorable to the Portfolios than typical bilateral derivatives documentation.

These clearing rules and other new rules and regulations could, among other things, restrict a Portfolio’s ability to engage in, or increase the cost to the Portfolio of, derivatives transactions, for example, by making some types of derivatives no longer available to the Portfolio, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Portfolios and the financial system are not yet known.

Custodial Risk

There are risks involved in dealing with the custodians or brokers who hold a Portfolio’s investments or settle a Portfolio’s trades. It is possible that, in the event of the insolvency or bankruptcy of a custodian or broker, a Portfolio would be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets. In recent insolvencies of brokers or other financial institutions, the ability of certain customers to recover their assets from the insolvent’s estate has been delayed, limited, or prevented, often unpredictably, and there is no assurance that any assets held by a Portfolio with a custodian or broker will be readily recoverable by the Portfolio. In addition, there may be limited recourse against non-U.S. sub-custodians in those situations in which a Portfolio invests in markets where custodial and/or settlement systems and regulations are not fully developed, including emerging markets, and the assets of the Portfolio have been entrusted to such sub-custodians. SSGA FM or an affiliate may serve as the custodian of the Portfolios.

6

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)

The Portfolios, except for the Treasury Portfolios, may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations, and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), consistent with the Portfolio’s ability to manage its investment portfolio, meet redemption requests, and for each applicable Portfolio, maintain a stable NAV. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by the Portfolio of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of such the Portfolio’s obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Government Mortgage-Related Securities

GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a Portfolio’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by FHLMC, a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

7

Illiquid Securities

Each Portfolio, except for the Treasury Portfolio, may invest in illiquid securities. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Each Money Market Portfolio (and Money Market Fund) is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, each Money Market Portfolio (and Money Market Fund) has adopted the following liquidity policies (except as noted):

1.	The Portfolio/Fund may not purchase an illiquid security if, immediately after purchase, the Portfolio/Fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio/Fund);

2.	The Portfolio/Fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations); and

3.	The Portfolio/Fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less).

Each of Current Yield Portfolio, Conservative Income Portfolio and Ultra Short Bond Portfolio (and each of their corresponding Funds) will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

Industrial Development and Private Activity Bonds

Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Some authorities provide further security in the form of a state’s ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and they are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

Insured Municipal Securities

Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a Portfolio’s shares. Insurers are selected based upon the diversification of their portfolios and the strength of the management team which contributes to the claims paying ability of the entity. However, the Adviser selects securities based upon the underlying credit, with bond insurance viewed as an enhancement only. The Adviser’s objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.

Interest Rate Environment Risk

In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). As a result, the United States is experiencing historically low interest rate levels. A low interest rate environment may have an adverse impact on a Portfolio’s ability to provide a positive yield to its shareholders and pay expenses out of Portfolio assets because of the low yields from a Portfolio’s portfolio investments.

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However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Portfolios will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Portfolio investments, which could cause the value of a Portfolio’s investments and a Portfolio’s share price to decline or create difficulties for the Portfolio in disposing of investments. A Portfolio that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Portfolio that does not invest in derivatives. The Portfolio could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Portfolio. To the extent a Portfolio experiences high redemptions because of these policy changes, the Portfolio may experience increased portfolio turnover, which will increase the costs that the Portfolio incurs and lower the Portfolio’s performance.

Investment-Grade Bonds

The Portfolios, except for the Treasury Portfolios and the U.S. Government Portfolio, may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) (and, in the case of the Money Market Portfolio, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality); securities rated Baa or BBB may have speculative characteristics.

Mortgage-Related Securities

The Portfolios, except for the Treasury Portfolios, may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) US Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies.

Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

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Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting a Portfolio’s ability to buy or sell those securities at any particular time.

Municipal and Municipal-Related Securities

The Portfolios, except for the Money Market Portfolio, the Treasury Portfolios and the U.S. Government Portfolio, may invest in municipal and municipal-related securities. Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The Portfolio may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Portfolio’s ability to acquire and dispose of municipal securities at desirable yield and price levels. Concentration of a Portfolio’s investments in these municipal obligations will subject the Portfolio, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration. Issuers, including governmental issuers, of municipal securities may be unable to pay their obligations as they become due. Recent declines in tax revenues, and increases in liabilities, such as pension and health care liabilities, may increase the actual or perceived risk of default on such securities.

Municipal Leases

The Portfolios, except for the Money Market Portfolio, the Treasury Portfolios and the U.S. Government Portfolio, may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit a Portfolio to demand payment on not more than seven days’ notice, for all or any part of the fund’s interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Portfolios will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of a Portfolio’s restriction on investments in illiquid securities will be determined in accordance with procedures established by the Board of Trustees.

Other Asset-Backed Securities

The Portfolios, except for the Treasury Portfolios and the U.S. Government Portfolio, may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of

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principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

Pre-Refunded Municipal Securities

The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been “pre-refunded” using the escrow fund.

Purchase of Other Investment Company Shares

Each Portfolio, except for the Treasury Portfolios, may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include funds managed by SSGA FM, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

Each Portfolio, except for the Treasury Portfolio, may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System, broker-dealers and other financial institutions whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Reverse Repurchase Agreements

The Portfolios, except for the Treasury Portfolios, may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions.” Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while it is in the possession of the securities. Reverse repurchase agreements may create investment leverage and involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio’s ability to reacquire the underlying securities.

Section 4(a)(2) Commercial Paper/Rule 144A Securities

Each Portfolio, except for the Treasury Portfolios, may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(a)(2) paper”) or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”). The U.S. Government Portfolio may invest in Rule 144A securities, but not Section 4(a)(2) paper.

Section 4(a)(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. Rule 144A securities generally must be sold only to other institutional investors.

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Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of each Fund’s and Portfolio’s percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”)) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities.

Tax Exempt Commercial Paper

The Portfolios, except for the Money Market Portfolio, the Treasury Portfolios and the U.S. Government Portfolio, may invest in tax exempt commercial paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Portfolios will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s, A-1 by S&P or F-1 by Fitch Ratings. See Appendix A for more information on the ratings of debt instruments.

Tender Option Bonds

A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, a Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Treasury Inflation-Protected Securities

The Portfolios, except for the Treasury Portfolios, may invest in Inflation-Protection Securities (“IPSs”), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

U.S. Government Securities

Each Portfolio may purchase U.S. Government securities. With respect to U.S. Government securities, the Treasury Portfolio will invest exclusively in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds maturing within 397 days, and other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations. The Treasury Plus Portfolio will invest only in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The types of U.S. Government obligations in which each other Portfolio may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount

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limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association (“Fannie Mae” or “FNMA”). No assurance can be given that in the future the U.S. Government will provide financial support to U.S. Government securities it is not obligated to support.

The Portfolios may purchase U.S. Government obligations on a forward commitment basis.

Variable Amount Master Demand Notes

The Portfolios, except for the Treasury Portfolios, may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Variable and Floating Rate Securities

The Portfolios, except for the Treasury Portfolios, may invest in variable and floating rate securities. Variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

When-Issued Securities

Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. The Portfolios will not invest more than 25% of their respective net assets in when-issued securities.

Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon actual or perceived changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s NAV.

Zero Coupon Securities

The Portfolios, except for the Treasury Portfolios, may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Portfolios will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount (“OID”), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash to make the requisite distributions to maintain its qualification for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund may be required to redeem a portion of its interest in a Portfolio and a Portfolio that is taxed as a RIC may be required to sell investments, including at a time when it may not be advantageous to do so.

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The Portfolios, except for the Treasury Portfolios, may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset Segregation and Coverage

A Portfolio may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Portfolio may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Portfolio may enter into an offsetting position rather than earmarking or segregating liquid assets. A Portfolio may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Portfolio’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Fundamental Investment Restrictions

The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund’s investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

The Trust has adopted the following restrictions applicable to the Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

1.	A Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

2.	A Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

3.	A Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

4.	A Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

5.	A Fund may underwrite securities to the extent consistent with applicable law from time to time.

For the Money Market Funds:

6.	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: each Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act), tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing and bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the Adviser determines that the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Adviser determines that the Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks).

With respect to investment policy on concentration (#6 above), a Money Market Fund may concentrate in bankers’ acceptances, certificates of deposit and similar instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.

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For Current Yield Fund, Conservative Income Fund and Ultra Short Bond Fund:

6.	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

For purposes of the above investment limitation number 6, in the case of a tax-exempt bond issued by a non-governmental user, where the tax-exempt bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. For each Fund, all percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

Disclosure of Portfolio Holdings

Introduction

The policies set forth below to be followed by State Street Bank and Trust Company (“State Street”) and SSGA FM ( collectively, the “Service Providers”) for the disclosure of information about the portfolio holdings of the SSGA Funds, State Street Master Funds, and State Street Institutional Investment Trust (each, a “Trust”). These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Trust must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

Exception

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (filed after the first and third fiscal quarters). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Each Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of such Fund’s fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on the Fund’s website.

For Money Market Funds: Each Fund generally will post on its website (or, in the case of a Portfolio, on the corresponding Feeder Fund’s website) a full list of its portfolio holdings each Friday reflecting the portfolio holdings of the fund on the immediately preceding Wednesday. Each Fund will also post a full list of its portfolio holdings on its website (or, in the case of a Portfolio, on the corresponding Fund’s website) no later than the fifth business day of each month, reflecting its portfolio holdings as of the last business day of the previous month. Such monthly posting shall contain such information as required by Rule 2a-7(c)(12) under the 1940 Act and remain posted on the website for not less than six months.

Information about each Fund’s 10 largest holdings generally is posted on the Funds’ website at SSGAFUNDS.com within 30 days following the end of each month.

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Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

State Street Global Advisors’ trading desk may periodically distribute lists of investments held by its clients (including the Trust) for general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Trust’s portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees, State Street and SSGA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSGA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

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MANAGEMENT OF THE TRUST AND STATE STREET MASTER FUNDS

The Trustees are responsible for generally overseeing the business of the Trust and State Street Master Funds (collectively, the “Trusts”). The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and each officer of the Trust.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

William L. Boyan c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

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William L. Marshall c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board member, The Doylestown Health Foundation Board.	75	Director, Marshall Financial Group, Inc.

Richard D. Shirk c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present), Chairman, (January 2014 – present).

Rina K. Spence c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present)	75

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Bruce D. Taber c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

Douglas T. Williams c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	75

INTERESTED TRUSTEE(1)

James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	306	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active ETF Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).

Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).

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NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2016– Present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – 2016); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013); Director of Compliance, AARP Financial Inc. (July 2008 – August 2010).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).

Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Boards of Trustees of the Trust and the State Street Master Funds.

Michael F. Holland: Mr. Holland is an experienced business executive with over 45 years of experience in the financial services industry including 20 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts.

William L. Boyan: Mr. Boyan is an experienced business executive with over 43 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts.

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Rina K. Spence: Ms. Spence is an experienced business executive with over 35 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts.

Douglas T. Williams: Mr. Williams is an experienced business executive with over 42 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts.

James E. Ross: Mr. Ross is an experienced business executive with over 26 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for 8 years and as President of the trusts for 9 years and possesses significant experience regarding the Trusts’ operations and history. Mr. Ross is also a senior executive officer of State Street Global Advisors.

William L. Marshall: Mr. Marshall is an experienced business executive with over 46 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related Committees of SSGA Funds for 27 years and possesses significant experience regarding the operations and history of the Trust.

Patrick J. Riley: Mr. Riley is an experienced business executive with over 40 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of SSGA Funds for 27 years and possesses significant experience regarding the operations and history of the Trust.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 47 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSGA Funds for 27 years and possesses significant experience regarding the operations and history of the Trust.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 42 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of SSGA Funds for 24 years and possesses significant experience regarding the operations and history of the Trust.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee and Qualified Legal and Compliance Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2015, the Audit Committee held four meetings.

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The Governance Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee, including the Nominating Committee (a sub-committee of the Governance Committee), is to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, and compensation of Independent Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating Committee Charter and should be submitted in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual Board self-evaluation. During the fiscal year ended December 31, 2015, the Governance Committee held two meetings.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee. The Trust has established procedures and guidelines for valuing portfolio securities and making fair value determinations from time to time. The Valuation Committee is responsible for overseeing the Funds’ valuation determinations, with the assistance of the Oversight Committee, State Street and SSGA FM. During the fiscal year ended December 31, 2015, the Valuation Committee held four meetings.

The Qualified Legal and Compliance Committee (the “QLCC”) is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Trust’s chief compliance officer (the “Chief Compliance Officer”); to oversee generally the Trust’s responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers or the Trustees. During the fiscal year ended December 31, 2015, the Qualified Legal and Compliance Committee held four meetings.

Leadership Structure and Risk Management Oversight

The Board has chosen to select different individuals as Co-Chairpersons of the Board of the Trust and as President of the Trust. Currently, Mr. Holland and Mr. Riley, both Independent Trustees, serve as Co-Chairpersons of the Board, Mr. Marshall and Mr. Williams serve as Co-Chairpersons of the Audit Committee, Mr. Shirk and Ms. Spence serve as Co-Chairpersons of the QLCC, Mr. Boyan and Mr. Taber serve as Co-Chairpersons of the Valuation Committee and Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Governance Committee.

Mr. Ross, who is also an employee of the Adviser, serves as a Trustee of the Trust and Ellen Needham, who is also an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate, since Mr. Ross and Ms. Needham provide the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland and Mr. Riley provide an independent perspective on the Trust’s overall operation and Mr. Marshall and Mr. Williams provide a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the Chief Compliance Officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Portfolios, and applicable provisions of the federal securities laws and the Code. As needed, the Adviser discusses management issues regarding the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the Independent Trustees, the independent registered public accounting firm, counsel to the Trust, the Chief Compliance Officer and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

As of December 31, 2015 none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.

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The following table sets forth information describing the dollar range of the Trust’s equity securities beneficially owned by each Trustee as of December 31, 2015.

Name of Independent Trustee	Dollar Range Of Equity Securities In The Funds	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
William L. Boyan	None	None
Michael F. Holland	None	None
William L. Marshall	None	Over $100,000
Patrick J. Riley	None	Over $100,000
Richard D. Shirk	None	Over $100,000
Rina K. Spence	None	None
Bruce D. Taber	None	Over $100,000
Douglas T. Williams	None	None

Name of Interested Trustee
James E. Ross	None	Over $100,000

Trustee Compensation

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. As of the date of this annual report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2015:

	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST & FUND COMPLEX PAID TO TRUSTEES
NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee	$175,788	$0	$0	$222,000
Michael F. Holland, Trustee	$211,387	$0	$0	$266,000
William L. Marshall, Trustee	$169,297	$0	$0	$222,000
Patrick J. Riley, Trustee	$202,548	$0	$0	$266,000
Richard D. Shirk, Trustee	$169,297	$0	$0	$222,000
Rina K. Spence, Trustee	$175,788	$0	$0	$222,000
Bruce D. Taber, Trustee	$169,297	$0	$0	$222,000
Douglas T. Williams, Trustee	$175,788	$0	$0	$222,000
NAME OF INTERESTED TRUSTEE
James E. Ross, Trustee	$0	$0	$0	$0
Gregory A. Ehret[1]	$0	$0	$0	$0
Scott F. Powers[2]	$0	$0	$0	$0

[1]	Mr. Ehret served as a Trustee from August 2015 until December 2015.
[2]	Mr. Powers served as a Trustee until May 2015.

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Codes of Ethics

The Trust, the Adviser and State Street Global Markets, LLC (the “SSGM” or the “Distributor”) have each adopted a code of ethics (together, the “Codes of Ethics”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the Codes of Ethics). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Trust, Adviser, State Street or SSGM.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser’s general management of the Portfolios, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C.

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2016, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class (if applicable) of each Fund.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 1, 2016, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of a Fund.

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Name and Address	Percentage
State Street Institutional Liquid Reserves Fund – Premier Class

State Street Bank and Trust FBO Cash Sweep Clients
State Street Cash Sweep Support
Attn: Cash Sweep Sup- Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	64.72%

State Street Institutional Liquid Reserves Fund – Class M

State Street Bank and Trust FBO Cash Sweep Clients State Street Cash Sweep Support Attn: Cash Sweep Sup- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	100.00%

State Street Institutional Liquid Reserves Fund - Investment Class

Saturn & Co C/O State Street Bank & Trust
Attn: FCG 124
200 Clarendon Street
Boston, MA 02116-5021	76.97%

State Street Institutional U.S. Government Money Market Fund – Investment Class

Saturn & Co C/O State Street Bank & Trust
Attn: FCG 124
200 Clarendon Street
Boston, MA 02116-5021	80.01%

State Street Institutional U.S. Government Money Market Fund – Premier Class

State Street Bank and Trust
FBO Cash Sweep Clients
Attn: Cash Sweep Support- Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	65.58%

State Street Institutional U.S. Government Money Market Fund – Class G

State Street Bank and Trust
FBO Cash Sweep Clients
Attn: Cash Sweep Support- Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	100.00%

State Street Institutional Treasury Money Market Fund – Premier Class

State Street Bank and Trust FBO
Cash Sweep Clients
Attn: Cash Sweep Support- Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	82.98%

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State Street Institutional Treasury Money Market Fund – Investment Class

Saturn & Co C/O State Street Bank & Trust
Attn: FCG 124
200 Clarendon Street
Boston, MA 02116-5021	91.30%

State Street Institutional Treasury Plus Money Market Fund – Premier Class

State Street Bank & Trust FBO
Cash Sweep Clients
Attn: Cash Sweep Support — Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	82.46%

State Street Institutional Treasury Plus Money Market Fund – Investment Class

Saturn & Co C/O State Street Bank & Trust
Attn: FCG 124
200 Clarendon Street
Boston, MA 02116-5021	59.13%

As of April 1, 2016, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

State Street Institutional Liquid Reserves Fund - Investment Class

Neuberger Berman Management LLC FBO Neuberger Berman Funds Shareholders Attn Owen F. McEntee Jr. 605 Third Avenue Mail Drop 2-7 New York, NY 10158	12.22%

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State Street Institutional Liquid Reserves Fund - Investment Class

Highland Capital Management Fund
Advisers LP FBO Highlands Class A Shareholders
Attn Travis Rachal
200 Crescent Ct. Ste 700
Dallas, TX 75201-2116	7.07%

State Street Institutional U.S. Government Money Market Fund – Investment Class

TyphoonBass & Co.
1200 Crown Colony Dr
Quincy, MA 02169-0938	9.02%

State Street Institutional U.S. Government Money Market Fund – Investment Class

State Street Bank & Trust FBO Cash Sweep Clients
Attn: Cash Sweep Support — Rick Letham
1200 Crown Colony Drive CC13
Quincy, MA 02169-0938	7.07%

State Street Institutional U.S. Government Money Market Fund - Premier Class

California Public Employees Retirement System
(Securities Finance Trust Co as Agent)
Attn Phil Picariello
175 Federal Street, Floor 11
Boston, MA 02110-2221	6.99%

State Street Institutional Treasury Money Market Fund – Investment Class

TyphoonBass & Co.
1200 Crown Colony Dr
Quincy, MA 02169-0938	7.48%

State Street Institutional Treasury Plus Money Market Fund-Premier Class

JP Morgan Clearing Corp. Attn: Denise Dilorenzo 3 Chase Metrotech Center Brooklyn, NY 11245-0001	13.03%

State Street Institutional Treasury Plus Money Market Fund – Investment Class

DST as Agent for Van Eck
Universal Account
FBO Van Eck Money Fund
Attn: Bruce J. Smith
666 3rd Avenue 8th floor
New York, NY 10017-4033	19.91%

State Street Institutional Treasury Plus Money Market Fund-Investment Class

Neuberger Berman Management LLC FBO
Neuberger Berman Funds Shareholders
Attn Owen F. McEntee Jr.
605 Third Avenue Mail Drop 2-7
New York, NY 10158	18.42%

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

The Adviser is responsible for the investment management of the Funds pursuant to the Amended and Restated Investment Advisory Agreement dated November 17, 2015 as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser and State Street are wholly-owned subsidiaries of State Street Corporation, a publicly held bank holding company.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment. The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material non-public information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. The Trust recognizes that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund: Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in its related Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time. The Trust has retained the Adviser as investment adviser to manage a Fund’s assets in the event that the Fund withdraws its investment from its related Portfolio.

The Adviser is also the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the “Portfolio Advisory Agreement”) between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio’s assets attributable to the Fund).

For the services provided under the Advisory Agreement and the Portfolio Advisory Agreement, each Fund pays the Adviser a fee at an annual rate set forth below of the Fund’s average daily net assets.

Fund	Fee Rate
ILR Fund	0.05%
U.S. Government Fund	0.05%
Treasury Fund	0.05%
Treasury Plus Fund	0.05%

60 Day Fund, Cash Reserves Fund, Conservative Income Fund, Current Yield Fund, Institutional Liquid Assets Fund and Ultra Short Bond Fund: Each Fund expects to invest substantially all of its assets in a related Portfolio, which has the same

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investment objectives and substantially similar investment policies as the relevant Fund. The Portfolios pay no investment advisory fees to SSGA FM. For the services provided under the Advisory Agreement, each Fund pays the Adviser a fee at an annual rate set forth below of the Fund’s average daily net assets.

Fund	Fee Rate
60 Day Fund	0.08%
Cash Reserves Fund	0.10%
Conservative Income Fund	0.10%
Current Yield Fund	0.08%
Institutional Liquid Assets Fund	0.05%
Ultra Short Bond Fund	0.25%

The advisory fees paid by the 60 Day Fund, the Cash Reserves Fund, the Liquid Assets Fund, the Current Yield Fund, the Conservative Income Fund, and Ultra Short Bond Fund to SSGA FM for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of December 31, 2015.

The Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The ILR Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. For the year ended December 31, 2015, SSGA FM voluntarily waived fees of $0 on the ILR Fund.

The Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”) or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The U.S. Government Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. For the year ended December 31, 2015, SSGA FM voluntarily waived fees of $5,410,389 on the U.S. Government Fund.

The Adviser may reimburse expenses or waive fees of the Premier Class and Investment Class of the Treasury Fund to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. For the year ended December 31, 2015, SSGA FM voluntarily waived fees of $8,650,278 on the Treasury Fund.

The Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Plus Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. For the year ended December 31, 2015, SSGA FM voluntarily waived fees of $1,116,105 on the Treasury Plus Fund.

Administrator

SSGA FM serves as the administrator for the Funds pursuant to an Amended and Restated Administration Agreement dated June 1, 2015. Under the Amended and Restated Administration Agreement, SSGA FM is obligated to continuously provide business management services to the Trust and each Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. The nature and amount of services provided by SSGA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a Fund, and a Fund may pay fees to SSGA FM under that Agreement at different rates in respect of its different share classes.

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Except as noted below, as consideration for SSGA FM’s services as administrator to each Fund, SSGA FM receives an annual fee of 0.05% of the average daily net assets of such Fund, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

The administration fees paid to SSGA FM for the last three fiscal years are set forth in the table below.

Fund	Fiscal year ended December 31, 2013	Fiscal year ended December 31, 2014	Fiscal year ended December 31, 2015
State Street Institutional Liquid Reserves Fund	$15,988,382	$19,299,485	$19,976,334
State Street Institutional U.S. Government Money Market Fund	$4,003,329	$4,976,203	$6,042,905
State Street Institutional Treasury Money Market Fund	$6,095,038	$5,276,688	$5,272,626
State Street Institutional Treasury Plus Money Market Fund	$1,046,161	$1,308,537	$890,340

The administration fees paid by the 60 Day Fund, the Cash Reserves Fund, the Liquid Assets Fund, the Current Yield Fund, the Conservative Income Fund, and Ultra Short Bond Fund to SSGA FM for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of December 31, 2015.

Sub-Administrator, Custodian and Transfer Agent

State Street serves as the sub-administrator to each series of the Trust, pursuant to a Sub-Administration Agreement dated June 1, 2015 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, State Street is obligated to provide certain sub-administrative services to the Trust and the Funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company, and is affiliated with the Adviser. State Street’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

State Street serves as custodian and fund accountant for the Funds pursuant to a Custody Agreement and holds the Funds’ assets.

Sub-Administration, Custody and Fund Accounting Fees (Effective June 1, 2015):

Fee for Custody and Fund Accounting	$12,000 per Feeder Fund per year for the first two feeders $9,600 per Feeder Fund per year for each additional feeder fund

Fee for Sub-administration	$25,000 per Feeder Fund per year

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The sub-administration and custodian fees paid to State Street for the last three fiscal years are set forth in the table below.

Fund	Fiscal year ended December 31, 2013	Fiscal year ended December 31, 2014	Fiscal year ended December 31, 2015
State Street Institutional Liquid Reserves Fund	$42,239	$42,038	$43,111
State Street Institutional U.S. Government Money Market Fund	$42,069	$41,964	$42,946
State Street Institutional Treasury Money Market Fund	$42,069	$41,967	$43,092
State Street Institutional Treasury Plus Money Market Fund	$42,108	$41,963	$42,935

The sub-administration and custodian fees paid by the 60 Day Fund, the Cash Reserves Fund, the Liquid Assets Fund, the Current Yield Fund, the Conservative Income Fund, and Ultra Short Bond Fund to SSGA FM for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of December 31, 2015.

Prior to June 1, 2015, as consideration for State Street’s services as sub-administrator, custodian and accounting agent for each Fund except the 60 Day Fund, Cash Reserves Fund, Liquid Assets Fund, Current Yield Fund, Conservative Income Fund and Ultra Short Bond Fund, State Street received annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Sub-Administration Services (payable by SSGA FM with respect to each Fund)

$12,600 for Custody and Accounting Services (payable by each Fund)

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent for the Funds. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid for the following annual account services and activities including but limited to: establishment and maintenance of each shareholder’s account; closing an account; acceptance and processing of trade orders; preparation; and transmission of payments for dividends and distributions declared by each Fund; customer service support including receipt of correspondence and responding to shareholder and financial intermediary inquiries; investigation services; IRA custodial services; tax related support; sales charge and 12b-1 payment processing; and charges related to compliance and regulatory services.

Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including but not limited to: Anti-Money Laundering (“AML”) Delegations, omnibus transparency (market timing) services; confirmation statements and periodic investor statements, fulfillment, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2000 Crown Colony Drive; Quincy, MA 02169.

The transfer agency fees paid to BFDS for the last three fiscal years are set forth in the table below.

Fund	Fiscal year ended December 31, 2013	Fiscal year ended December 31, 2014	Fiscal year ended December 31, 2015
State Street Institutional Liquid Reserves Fund	$72,521	$201,489	$59,546
State Street Institutional U.S. Government Money Market Fund	$26,921	$53,579	$70,868
State Street Institutional Treasury Money Market Fund	$22,478	$28,600	$47,663
State Street Institutional Treasury Plus Money Market Fund	$72,521	$201,489	$52,166

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The transfer agency fees paid by the 60 Day Fund, the Cash Reserves Fund, the Liquid Assets Fund, the Current Yield Fund, the Conservative Income Fund, and Ultra Short Bond Fund to SSGA FM for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of December 31, 2015.

Distributor

SSGM serves as the distributor of the Funds pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” below. SSGM is a wholly owned subsidiary of State Street Corporation. SSGM’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

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Shareholder Servicing and Distribution Plans

To compensate SSGM for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments (“Rule 12b-1 Fees) from the assets attributable to certain classes of its shares to SSGM under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). The Distribution Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) set out below. Because Rule 12b-1 Fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. It is expected that SSGM will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of shares of the Funds, including affiliates of the Adviser. The principal business address of SSGM is One Lincoln Street, Boston, MA 02111.

The Distribution Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. As of December 31, 2015 none of the Independent Trustees had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan. The Rule 12b-1 Plan calls for payments at an annual rate (based on each Fund’s average net assets) as follows:

Premier Class*	0.00%
Service Class**	0.00%
Investment Class	0.10%
Institutional Class	0.00%
Investor Class	0.00%
Administration Class	0.05%
Class M†	0.00%
Class G††	0.00%

*	All Funds except for Ultra Short Bond Fund
**	ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund only.
†	ILR Fund only.
††	U.S. Government Fund only.

The total Rule 12b-1 fees paid to SSGM and other intermediaries for the last fiscal year are reflected in the chart below.

Fund	SSGM Fiscal Year Ended December 31, 2015	Other Intermediaries Fiscal Year Ended December 31, 2015
ILR Fund:
Investment Class	$0	$480,258
Administration Class	$0	$0
U.S. Government Fund:
Investment Class	$0	$0
Administration Class	$0	$0
Treasury Fund:
Investment Class	$0	$0
Administration Class	$0	$0
Treasury Plus Fund:
Investment Class	$0	$0
Administration Class	$0	$0

Pursuant to a Shareholder Servicing Plan, the Trust may pay a shareholder servicing fee for the provision of personal services to and the maintenance of shareholder accounts of investors in the Investment Class, Service Class, Administration Class, Institutional Class

34

and Investor Class shares of the Funds. Shareholder servicing fees paid for the last fiscal year included amounts paid to State Street Bank and Trust Company, Wealth Management Services (“WMS”), an affiliate of the Adviser. WMS is among the financial intermediaries which may receive fees from the Rule 12b-1 Plan.

The Shareholder Servicing Plan calls for payments by the Trust at an annual rate (based on average net assets) as follows:

Service Class*	Investment Class	Institutional Class	Administration Class	Investor Class	Premier
0.05%	0.25%	0.03%	0.20%	0.08%	None

*	ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund only.

No payments under the Shareholder Servicing Plan will be made for Premier Class shares, Class M shares or Class G shares.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

Some portion of SSGM’s payments to financial intermediaries will be made out of amounts received by SSGM under the Funds’ Distribution Plans. In addition, the Funds may reimburse SSGM for payments SSGM makes to financial intermediaries that provide recordkeeping, shareholder servicing, sub-transfer agency, administrative and/or account maintenance services (collectively, “servicing”). The amount of the reimbursement for servicing compensation and the manner in which it is calculated are reviewed by the Trustees periodically.

The compensation paid by SSGM to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries may include networking fees and account-based fees. The amount of continuing compensation paid by SSGM to different financial intermediaries varies. In the case of most financial intermediaries, compensation for servicing in excess of any amount covered by payments under a Distribution Plan is generally paid at an annual rate of 0.10% – 0.20% of the aggregate average daily net asset value of Fund shares held by that financial intermediary’s customers, although in some cases the compensation may be paid at higher annual rates (which may, but will not necessarily, reflect enhanced or additional services provided by the financial intermediary).

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Funds’ shares or servicing of shareholders or shareholder accounts by financial intermediaries. Such compensation may include, but is not limited to, ongoing payments, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Financial intermediaries may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc. (“FINRA”). The level of payments made to a financial intermediary in any given year will vary and, in the case of most financial intermediaries, will not exceed 0.05% of the value of assets attributable to the financial intermediary invested in shares of funds in the SSGA FM-fund complex. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

For the fiscal year ended December 31, 2015 the Funds have been informed by SSGM that the following expenditures were made using the amounts each Fund paid under its Distribution Plan:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financing Charges	Other*
State Street Institutional Liquid Reserves Fund	$0	$0	$0	$0	$0	$0
State Street Institutional U.S. Government Money Market Fund	$0	$0	$0	$0	$0	$0
State Street Institutional Treasury Money Market Fund	$0	$0	$0	$0	$0	$0
State Street Institutional Treasury Plus Money Market Fund	$0	$0	$0	$0	$0	$0

*	Includes such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees. Rule 12b-1 fees paid by the State Street 60 Day Money Market Fund, State Street Cash Reserves Fund, State Street Institutional Liquid Assets Fund, State Street Current Yield Fund, State Street Conservative Income Fund, and State Street Ultra Short Bond Fund have been omitted because the Funds had not commenced investment operations as of December 31, 2015.

Set forth below is a list of those financial intermediaries to which SSGM (and its affiliates) expects, as of March 31, 2016, to pay compensation in the manner described in this “Payments to Financial Intermediaries” section.

•	Highland Capital Management	•	Institutional Cash Distributors LLC
•	Van Eck	•	JP Morgan
•	Neuberger Berman	•	Morgan Stanley LLC & Co
•	Wealth Management Services	•	SG AMERICAS SECURITIES LLC
•	Bancorp	•	Sungard
•	Bank of New York Mellon	•	Union Bank
•	Brown Brothers	•	Goldman Sachs & Co
•	Chicago Mercantile Exchange	•	Common Fund
•	US Bank, NA	•	My Treasury

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Joseph P. Barri LLC, located at 259 Robbins Street, Milton, Massachusetts 02186, serves as independent counsel to the Independent Trustees.

Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. In connection with the audit of the 2015 financial statements, the Trust entered into an engagement agreement with Ernst & Young LLP that sets forth the terms of Ernst & Young LLP’s audit engagement. The principal business address of Ernst & Young LLP is 200 Clarendon Street, Boston, Massachusetts 02116.

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PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Current Yield Fund, the Conservative Income Fund and the Ultra Short Bond Fund as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2015:

Portfolio Manager	Fund	Registered Investment Company Accounts*	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts*	Assets Managed ($billions)	Other Accounts*	Assets Managed ($ billions)	Total Assets Managed ($ billions)
Jeff St. Peters	Current Yield Fund, Conservative Income Fund, Ultra Short Bond Fund	19	127.04	25	98.42	104	117.71	343.17

Todd Bean	Current Yield Fund, Conservative Income Fund, Ultra Short Bond Fund	19	127.04	25	98.42	104	117.71	343.17

Sean Lussier	Current Yield Fund, Conservative Income Fund, Ultra Short Bond Fund	19	127.04	25	98.42	104	117.71	343.17

As indicated in the tables above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Fund as of December 31, 2015.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain

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investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.

The compensation of SSGA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation performance, SSGA performance, and individual performance. Each year State Street Corporation’s Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street Corporation and SSGA business results, State Street Corporation allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability and performance against risk-related goals, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSGA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund invests all of its investable assets in a corresponding Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolios by the Adviser. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Portfolios normally do not pay a stated brokerage commission on transactions.

Each Portfolio’s investment advisory agreement authorizes the Adviser to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided the Adviser, and as applicable, the sub-adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser, and as applicable, the sub-adviser), the Adviser, and as applicable, the sub-adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, brokerage and research services, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser, and as applicable, the sub-adviser does not currently use any Portfolio’s assets for soft-dollar arrangements. The Adviser, and as applicable, the sub-adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits for State Street Global Advisors. Although the Adviser’s clients’ commissions are not used for soft dollars, the Adviser and State Street Global Advisors’ clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

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DECLARATION OF TRUST, CAPITAL STOCK AND OTHER INFORMATION

Capitalization

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights, except as determined by the Trustees or as set forth in the Bylaws, and are fully paid and non-assessable, except as set forth below.

Declarations of Trust

The Declarations of Trust of the Trust and the Master Trust each provide that a Trust may redeem shares of a Fund at the redemption price that would apply if the share redemption were initiated by a shareholder. It is the policy of each Trust that, except upon such conditions as may from time to time be set forth in the then current prospectus of a Fund or to facilitate a Trust’s or a Fund’s compliance with applicable law or regulation, a Trust would not initiate a redemption of shares unless it were to determine that failing to do so may have a substantial adverse consequence for a Fund or the Trust.

Each Trust’s Declaration of Trust provides that a Trustee who is not an “interested person” (as defined in the 1940 Act) of a Trust will be deemed independent and disinterested with respect to any demand made in connection with a derivative action or proceeding. It is the policy of each Trust that it will not assert that provision to preclude a shareholder from claiming that a Trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding; provided, however, that the foregoing policy will not prevent the Trusts from asserting applicable law (including Section 2B of Chapter 182 of the Massachusetts General Laws) to preclude a shareholder from claiming that a Trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding.

A Trust will not deviate from the foregoing policies in a manner that adversely affects the rights of shareholders of a Fund without the approval of “a vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of such Fund.

Voting

Each shareholder is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights in the election of Trustees, and shareholders holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

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Massachusetts Business Trust

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the property of the applicable series of the Trust for any loss to which the shareholder may become subject by reason of being or having been a shareholder of that series and for reimbursement of the shareholder for all expense arising from such liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which the series would be unable to meet its obligations.

PRICING OF SHARES

Pricing of shares of the Funds does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order. The Funds’ securities will be valued pursuant to guidelines established by the Board of Trustees.

ILR Fund, U.S. Government Fund, Treasury Fund, Treasury Plus Fund and Cash Reserves Fund

Each Fund seeks to maintain a constant price per share of $1.00 for purposes of sales and redemptions of shares by using the amortized cost valuation method to value its portfolio instruments in accordance with Rule 2a-7 under the 1940 Act. There can be no assurance that the $1.00 NAV per share will be maintained. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value, generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on each of the Fund’s shares computed by dividing the annualized daily income on the Fund’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates thereof. In periods of rising interest rates, the daily yield on each Fund’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize each Fund’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund’s NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

60 Day Fund and Liquid Assets Fund

Each Fund’s NAV per share will float. Each Fund determines its NAV per share four times each business day at 9:00am, 12:00pm, 3:00pm and 5:00pm Eastern Time (“ET”) except for days when the NYSE closes earlier than its regular closing time, in which event each Fund will determine its NAVs at the earlier closing time (each time when a Fund determines its NAV per share is referred to herein as a “Valuation Time”). Pricing does not occur on NYSE holidays. Each Fund calculates its NAV to four decimal places.

Current Yield Fund, Conservative Income Fund, Ultra Short Bond Fund

Each Fund determines its NAV per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. The NAV per share of a Fund is based on the market value of the investments held in the Fund. The NAV of each class of each Fund’s shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolios’ Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s

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NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

TAXATION OF THE FUNDS

The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations.

The Funds invest substantially all of their assets in the corresponding Portfolio (which may be a series of State Street Master Funds).

In the discussion below, “Portfolio” refers to the corresponding Portfolio in which the relevant Fund(s) invest their assets.

Qualification as a Regulated Investment Company

Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.

However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) of the preceding paragraph), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). Further, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the

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issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If such Fund were ineligible to or otherwise did not cure such failure for any year, or if such Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains (each as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are

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carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. A Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and (b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See a Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Portfolio has owned (or is deemed to have owned) the investments that generated them, rather than how long a Fund has held its interest in the Portfolio or a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets a Portfolio has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments a Portfolio has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. The Funds do not expect to distribute Capital Gain Dividends. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund and, in the case of a Fund investing in a Portfolio treated as a RIC, the Portfolio, as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at the shareholder, the Portfolio and, in the case of a Fund investing in a Portfolio treated as a RIC, the Fund level. The Funds do not expect Fund distributions to be derived from qualified dividend income.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption, exchange other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the corresponding Portfolio must meet holding period and other requirements with respect to the dividend-paying stocks held by the Portfolio, the shareholder must meet holding period and other requirements with respect to the Fund’s shares, and in the case of a Fund investing in a Portfolio treated as a RIC, the Fund must meet holding period and other requirements with respect to its shares in the Portfolio. In general, a dividend will not be treated as qualified dividend income (at any of the Portfolio, Fund or shareholder level, as applicable) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

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In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends (a) allocated to a Fund by a Portfolio that is treated as a partnership or (b) received by a Fund from a Portfolio that is treated as a RIC, during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible (a) dividends from domestic corporations received by a Portfolio (a) that is treated as a partnership and allocated to the Fund, or (b) that is treated as a RIC and in turn paid by the Portfolio to the Fund for the taxable year. A dividend so allocated or paid to a Fund will not be treated as a dividend eligible for the dividends-received deduction (at any of the Portfolio, Fund or shareholder level, as applicable) (a) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, a Fund that invests in a corresponding Portfolio that is treated as a RIC must meet similar requirements with respect to its shares of the corresponding Portfolio. Finally, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The Funds do not expect Fund distributions to be eligible for the dividends-received deduction.

Any distribution of income that is attributable to (a) income received by a Portfolio in lieu of dividends with respect to Portfolio securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to the tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Tax Considerations Applicable to Funds Investing in Portfolios Treated as Partnerships

Certain Funds invest substantially all of their investable assets in a corresponding Portfolio that is treated as a partnership for U.S. federal income tax purposes. In such cases the nature and character of each such Fund’s income, gains, losses and deductions will generally be determined at the Portfolio level and each such Fund will be allocated its share of Portfolio income and gains. As applicable, references to income, gains, losses and deductions of a Fund will be to income, gains and losses recognized and deductions accruing at the Portfolio level and allocated to or otherwise taken into account by the Fund, and references to assets of a Fund will be to the Fund’s allocable share of the assets of the corresponding Portfolio.

Such a Fund may be required to redeem a portion of its interest in a Portfolio in order to obtain sufficient cash to make the requisite distributions to maintain its qualification for treatment as a RIC. The Portfolio in turn may be required to sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so.

Tax Considerations Applicable to Funds Investing in Portfolios Treated as RICs

The following considerations are relevant to shareholders of Funds that invest substantially all of their assets in a corresponding Portfolio that intends to elect to be treated and to qualify and be eligible to be treated each year as a RIC.

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Substantially all of such a Fund’s income will result from distributions or deemed distributions from the corresponding Portfolio. Additionally, whether a Fund will meet the asset diversification test described above will depend on whether the corresponding Portfolio meets such test. If a Portfolio were to fail to meet the income, diversification or distribution test and were ineligible to or otherwise were not to cure such failure, the corresponding Fund would as a result itself fail to meet the asset diversification test and may be ineligible or unable to or may otherwise not cure such failure.

Because each Fund invests substantially all of their assets in shares of the corresponding Portfolio, its distributable income and gains will normally consist substantially of distributions from the corresponding Portfolio. To the extent that a Portfolio realizes net losses on its investments for a given taxable year, the corresponding Fund will not be able to benefit from those losses until, and only to the extent that (i) the Portfolio realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares of the Portfolio in a transaction qualifying for sale or exchange treatment. Moreover, even when a Fund does make such a disposition, any loss will be recognized as a capital loss, a portion of which may be a long-term capital loss. The Funds will not be able to offset any capital losses from its dispositions of shares of the corresponding Portfolio against its ordinary income (including distributions of any net short-term capital gains realized by a Portfolio), and the Fund’s long-term capital losses first offset its long-term capital gains, increasing the likelihood that the Fund’s short-term capital gains are distributed to shareholders as ordinary income.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Funds’ sales of the corresponding Portfolio shares that have generated losses. A wash sale occurs if shares of an issuer are sold by a Fund at a loss and the Fund acquires additional shares of that same issuer 30 days before or after the date of the sale. The wash-sale rules could defer losses in a Fund’s hands on corresponding Portfolio shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a Portfolio receives dividends from a mutual fund, an ETF or another company that qualifies as a RIC (each an “investment company”) and the investment company reports such dividends as qualified dividend income, then the Portfolio is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Portfolio meets the holding period and other requirements with respect to shares of the investment company.

If a Portfolio receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Portfolio is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Portfolio meets the holding period and other requirements with respect to shares of the investment company.

The foregoing rules may cause the tax treatments of a Fund’s gains, losses and distributions to differ at times from the tax treatment that would apply if the Fund invested directly in the types of securities held by the corresponding Portfolio. As a result, investors may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than they otherwise would.

As applicable, references to the U.S. federal income tax treatment of the Funds, including to the assets owned and the income earned by the Funds, will be to or will include such treatment of the corresponding Portfolio, and, as applicable, the assets owned and the income earned by the corresponding Portfolio.

Tax Implications of Certain Portfolio Investments

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in the Portfolio’s income and required to be distributed by the Portfolio over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Portfolio in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Portfolio may elect to accrue market discount currently, in which case the Portfolio will be required to include the accrued market discount in the Portfolio’s income (as ordinary income) and thus distribute it over the

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term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Portfolio’s income, will depend upon which of the permitted accrual methods the Portfolio elects.

If the Portfolio holds the foregoing kinds of obligations, or other debt obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Portfolio had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Portfolio purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Portfolio makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Portfolio reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Portfolio is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Portfolio may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, OID or market discount; whether, when or to what extent a Portfolio should recognize market discount on a debt obligation; when and to what extent a Portfolio may take deductions for bad debts or worthless securities; and how a Portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in Mortgage Pooling Vehicles. A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Portfolio’s income (including income allocated to the Portfolio from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a RIC investing in such securities may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Portfolio in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Portfolio distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Portfolio to offset income or gains earned in subsequent taxable years.

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Because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Portfolio’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.

A Portfolio’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Portfolio’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Portfolio’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Portfolio are treated as ordinary or capital, accelerate the recognition of income or gains to the Portfolio, defer losses to the Portfolio, and cause adjustments in the holding periods of the Portfolio’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Portfolio-level tax.

Book-Tax Differences. Certain of a Portfolio’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Portfolio’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income, a Portfolio that intends to be treated as a RIC could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Portfolio’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

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Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not feasible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries (if any) will vary.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a RIC that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes “excess inclusion income,” then the RIC will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in each Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, subject to the discussion below regarding floating NAV money market funds, all or a portion of any loss realized upon a taxable disposition of Fund shares will generally be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

The IRS has issued proposed regulations, on which taxpayers may rely, that permit a simplified method of accounting for gains and losses realized upon the disposition of shares of a regulated investment company that is a so-called floating NAV money market fund, such as the 60 Day Fund and the Liquid Assets Fund. Very generally, rather than realizing gain or loss upon each redemption of a

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share, a shareholder using such method of accounting will recognize gain or loss with respect to such a Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period. The IRS has also published guidance providing that the “wash-sale” of the Code—disallowing losses on taxable dispositions of Fund shares where other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition—will not apply to redemptions of shares in a money market fund subject to the floating NAV amendments. The proposed regulations and IRS guidance remain subject to change. Shareholders of a Fund are urged to consult their own tax advisors regarding their investment in the Fund.

Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ prospectuses for more information.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Investors

Non-U.S. shareholders in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code ( “foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is (or is treated as) effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, including distributions subject to special rules regarding the disposition of U.S. real property interests as described below. If the Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation). A RIC is permitted to report such parts of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of withholding rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest related dividends (e.g., dividends attributable to dividend and foreign source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

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A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (a) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (c) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund, would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Each Fund generally does not expect that it will be a QIE.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order for a foreign shareholder to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8 BEN-E, or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

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Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2017 (which date, under recent Treasury guidance, is expected to be delayed until on or after January 1, 2019). If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

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General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

UNDERWRITER

State Street Global Markets, LLC serves as the Funds’ Distributor (the “Distributor”) pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is One Lincoln Street, Boston, MA 02111.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended December 31, 2015 for the Funds in operation at that date are included in the Annual Report of the Trust (the “Annual Report”), which was filed with the SEC on March 11, 2015 as part of the Trust’s filing on Form N-CSR (SEC Accession No. 0001193125-13-098256) and are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (877) 521-4083.

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APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.

Aaa — Bonds that are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Bonds that are rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Bonds that are rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba — Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower — Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated

Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1 — Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB — Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower — Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1- Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-1

A-2- The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rating categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH RATINGS. (“FITCH”).

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative — ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.

F3. Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B. Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High short-term default risk. Default is a real possibility.

D. Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E. Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

A-2

APPENDIX B

SSGA FUNDS

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PROXY VOTING POLICY AND PROCEDURES

As of February 13, 2014

The Boards of Trustees of the SSGA Funds, State Street Master Funds, State Street Institutional Investment Trust (each a “Trust”)1 have adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to SSGA Funds Management, Inc., the Trust’s investment adviser (the “Adviser”), subject to the Trustees’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to a portfolio security held by the Trust is an asset of the Trust. The Adviser acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

3.	Proxy Voting Procedures

A. At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies (“Policy”). In addition, the Adviser shall notify the Trustees of material changes to its Policy promptly and not later than the next regular meeting of the Board of Trustees after such amendment is implemented.

B. With respect to any proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy at the next regular meeting of the Board or Trustees. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the principal underwriter of the Trust (the “Principal Underwriter”) or an affiliated person of the Adviser or the Principal Underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Trust, other than the obligations the Adviser or the Principal Underwriter incurs as a service provider to the Trust, which may compromise the Adviser’s or Principal Underwriter’s independence of judgment and action in voting the proxy.

C. At least annually, the Adviser shall inform the Trustees that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees of the authority to vote proxies relating to portfolio securities of the Trust may be revoked by the Trustees, in whole or in part, at any time.

[1]	Unless otherwise noted, the singular term “Trust” used throughout this document means each of SSgA Funds, State Street Master Funds and State Street Institutional Investment Trust.

5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust to the Trust or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

B-1

6.	Disclosures

A.	The Trust shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust shall include in its annual and semi-annual reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

7.	Review of Policy

The Trustees shall review this policy to determine its continued sufficiency as necessary from time to time.

B-2

APPENDIX C

March 2016

FM Global Proxy Voting and Engagement Principles

SSGA Funds Management, Inc. (“SSGA FM”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSGA FM has discretionary proxy voting authority over most of its client accounts, and SSGA FM votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in the SSGA FM Global Proxy Voting and Engagement Principles.

FM Global Proxy Voting and Engagement Principles

SSGA FM maintains Proxy Voting and Engagement Guidelines for select markets, including: the US, the EU, the UK, Australia, emerging markets and Japan. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSGA FM also endeavors to show sensitivity to local market practices when voting in these various markets.

SSGA FM’s Approach to Proxy Voting and Issuer Engagement

At SSGA FM, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance policies, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSGA FM’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSGA FM maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSGA FM, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSGA FM has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSGA FM conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country, including the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary to name a few. SSGA FM understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSGA FM engages with issuers, regulators, or both, depending on the market. SSGA FM also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

To help mitigate company specific risk, the team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSGA FM conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSGA Governance Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSGA FM also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSGA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSGA FM defines engagement methods:

Active

SSGA FM uses screening tools designed to capture a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

SSGA FM will actively seek direct dialogue with the board and management of companies we have identified through our

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screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Reactive

Reactive engagement is initiated by the issuers. SSGA FM routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

SSGA FM has established an engagement protocol that further describes our approach to issuer engagement.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings. SSGA FM believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSGA FM as requiring active engagement, such as shareholder conference calls.

Proxy Voting Procedure

Oversight

The SSGA Corporate Governance Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSGA Global Proxy Review Committee (“SSGA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the

SSGA Investment Committee. The SSGA Investment Committee reviews and approves amendments to the Guidelines. The SSGA PRC reports to the SSGA Investment Committee, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSGA FM’s proxy voting process, SSGA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. SSGA FM utilizes ISS’s services in three ways: (1) as SSGA FM’s proxy voting agent (providing SSGA FM with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSGA Corporate Governance Team reviews the Guidelines with ISS on an annual basis or on a case-by-case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

In some instances, the Corporate Governance Team may refer significant issues to the SSGA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSGA PRC, the Corporate Governance Team will consider whether a material conflict of interest exists between the interests of our client and those of SSGA FM or its affiliates (as explained in greater detail in our “Conflict of Interest” Policy).

SSGA FM votes in all markets where it is feasible; however, SSGA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required, or where various market or issuer certifications are required. SSGA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

See SSGA’s standalone Conflicts of Interest Policy.

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FM Global Proxy Voting and Engagement Principles

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties SSGA FM performs as a shareholder. SSGA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSGA FM seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSGA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSGA FM’s engagement process, SSGA FM routinely discusses the importance of these responsibilities with the boards of issuers.

SSGA FM believes the quality of a board is a measure of director independence, director succession planning, board evaluations and refreshment and company governance practices. In voting to elect nominees, SSGA FM considers many factors. SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices and perform oversight functions necessary to protect shareholder interests. SSGA FM also believes the right mix of skills, independence and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSGA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. SSGA FM believes audit committees should have independent directors as members, and SSGA FM will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSGA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSGA FM uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSGA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholders’ right to vote on reasonable offers.

Compensation

SSGA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; SSGA FM believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA

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FM Global Proxy Voting and Engagement Principles

FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also consider executive compensation practices when re-electing members of the remuneration committee.

SSGA FM recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSGA FM may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSGA FM does not seek involvement in the day-to-day operations of an organization, SSGA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSGA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Fixed Income Stewardship

The two elements of SSGA FM’s fixed income stewardship program are:

Proxy Voting:

While matters that come up for a vote at bondholder meetings vary by jurisdiction, examples of common proxy voting resolutions at bondholder meetings include:

•	Approving amendments to debt covenants and/or terms of issuance;

•	Authorizing procedural matters such as filing of required documents/other formalities;

•	Approving debt restructuring plans;

•	Abstaining from challenging the bankruptcy trustees;

•	Authorizing repurchase of issued debt security;

•	Approving the placement of unissued debt securities under the control of directors; and,

•	Approve spin-off/absorption proposals.

Given the nature of the items that come up for vote at bondholder meetings, SSGA FM takes a case-by-case approach to voting bondholder resolutions. Where necessary, SSGA FM will engage with issuers on voting matters prior to arriving at voting decisions. All voting decisions will be made in the best interest of our clients.

Issuer Engagement:

SSGA FM recognizes that debt holders have limited leverage with companies on a day-to-day basis. However, we believe that given the size of our holdings in corporate debt, SSGA FM can meaningfully influence ESG practices of companies through issuer engagement. Our guidelines for engagement with fixed income issuers broadly follow the engagement guidelines for our equity holdings as described above.

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FM Global Proxy Voting and Engagement Principles

Securities on Loan

For funds where SSGA FM acts as trustee, SSGA FM may recall securities in instances where SSGA FM believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSGA FM must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSGA FM does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSGA FM, exercising its discretion, may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSGA FM, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

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FM Global Proxy Voting and Engagement Principles

ssga.com

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

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The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6465 0316 Exp. Date: 03/31/2017

March 2016

Managing Conflicts of Interest Arising From SSGA’S Proxy Voting and Engagement Activity

State Street Corporation has a comprehensive standalone Conflicts of Interest Policy and other policies that address a range of conflicts of interests identified by our parent company. In addition, SSGA maintains a conflicts register that identifies key conflicts and describes systems in place to mitigate the conflicts. This policy is designed to act in conjunction with related policies and practices employed by other groups within the organization. Further, they complement those policies and practices by providing specific guidance on managing the conflicts of interests that may arise through SSGA’s proxy voting activities.

Managing Conflicts of Interest Arising From SSGA’S Proxy Voting and Engagement Activity

Managing Conflicts of Interest Related to Proxy Voting

SSGA has policies and procedures designed to prevent undue influence on SSGA’s voting activities that may arise from relationships between proxy issuers or companies and State Street Corporation (“STT”) SSGA, SSGA affiliates, SSGA Funds or SSGA Fund affiliates.

Protocols designed to help mitigate potential conflicts of interest include:

•	Providing sole voting discretion to members of SSGA’s Corporate Governance Team. Members of the corporate governance team may from time to time discuss views on proxy voting matters, company performance, strategy etc. with other STT or SSGA employees including portfolio managers, senior executives and relationship managers. However, final voting decisions are made solely by the corporate governance team, in a manner that is consistent with the best interests of all clients, taking into account various perspectives on risks and opportunities with a view of maximizing the value of client assets;

•	Exercising a singular vote decision for each ballot item regardless of SSGA’s investment strategy;

•	Prohibiting members of SSGA’s corporate governance team from disclosing SSGA’s voting decision to any individual not affiliated with the proxy voting process prior to the meeting or date of written consent, as the case may be;

•	Mandatory disclosure by members of the SSGA’s Corporate Governance Team, Global Proxy Review Committee (“PRC”) and Investment Committee (“IC”) of any personal conflict of interest (e.g., familial relationship with company management, serves as a director on the board of a listed company) to the Head of the Corporate Governance Team. Members are required to recuse themselves from any engagement or proxy voting activities related to the conflict;
•	In certain instances, client accounts and/or SSGA pooled funds, where SSGA acts as trustee, may hold shares in STT or other SSGA affiliated entities, such as mutual funds affiliated with SSGA Funds Management, Inc. In general, SSGA will outsource any voting decision relating to a shareholder meeting of STT or other SSGA affiliated entities to independent outside third parties. Delegated third parties exercise vote decisions based upon SSGA’s in-house policies; and

•	Reporting of voting policy overrides, if any, to the PRC on a quarterly basis.

In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. In circumstances where a conflict has been identified and either: (i) the matter does not fall clearly within the Guidelines; or (ii) SSGA determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of SSGA’s Corporate Governance Team will determine whether a Material Relationship exists. If so, the matter is referred to the SSGA PRC. The SSGA PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSGA PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSGA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

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Managing Conflicts of Interest Arising From SSGA’S Proxy Voting and Engagement Activity

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For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6331 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

United States

SSGA Funds Management, Inc.’s (“SSGA FM”)US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the US, SSGA FM expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Director related proposals at US companies include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSGA FM considers numerous factors.

Director Elections

SSGA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSGA FM considers when evaluating governance practices include, but are not limited to the following:

•	Shareholder rights;

•	Board independence; and

•	Board structure.

If a company demonstrates appropriate governance practices, SSGA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board

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FM Proxy Voting and Engagement Guidelines

should meet the minimum standards of independence. Accordingly, SSGA FM will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSGA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor;

•	Does the nominee provide professional services to the issuer;

•	Has the nominee attended an appropriate number of board meetings; or

•	Has the nominee received non-board related compensation from the issuer.

Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSGA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSGA FM may withhold votes from directors based on the following:

•	When overall average board tenure is excessive and/or individual director tenure is excessive. In assessing excessive tenure, SSGA FM gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;

•	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;

•	CEOs of a public company who sit on more than three public company boards;
•	Director nominees who sit on more than six public company boards;

•	Directors of companies that have not been responsive to a shareholder proposal which received a majority shareholder support at the last annual or special meeting; consideration maybe given if management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);

•	Directors of companies have unilaterally adopted/ amended company bylaws that negatively impact SSGA FM’s shareholder rights (such as fee-shifting, forum selection and exclusion service bylaws) without putting such amendments to a shareholder vote;

•	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;

•	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and

•	Directors who appear to have been remiss in their duties.

Director Related Proposals

SSGA FM generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;

•	Proposals to restore shareholders’ ability to remove directors with or without cause;

•	Proposals that permit shareholders to elect directors to fill board vacancies; and

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSGA FM generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;

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FM Proxy Voting and Engagement Guidelines

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and

•	Proposals requiring two candidates per board seat.

Majority Voting

SSGA FM will generally support a majority vote standard based on votes cast for the election of directors.

SSGA FM will generally vote to support amendments to by-laws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections

SSGA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSGA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSGA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, the appointment of and role played by a lead director, a company’s performance and the overall governance structure of the company.

Proxy Access

In general, SSGA FM believes that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. SSGA FM will consider proposals relating to Proxy Access on a case-by-case basis. SSGA FM will support shareholder proposals that set parameters to empower long-term shareholders while providing management the flexibility to design a process that is appropriate for the company’s circumstances.

SSGA FM will review the terms of all other proposals and will support those proposals that have been introduced in the spirit of enhancing shareholder rights.

Considerations include but are not limited to the following:

•	The ownership thresholds and holding duration proposed in the resolution;

•	The binding nature of the proposal;
•	The number of directors that shareholders may be able to nominate each year;

•	Company governance structure;

•	Shareholder rights; and

•	Board performance.

Age/Term Limits

Generally, SSGA FM will vote against age and term limits unless the company is found to have poor board refreshment and director succession practices and has a preponderance of non-executive directors with excessively long tenures serving on the board.

Approve Remuneration of Directors

Generally, SSGA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

SSGA FM generally supports annual elections for the board of directors.

Confidential Voting

SSGA FM will support confidential voting.

Board Size

SSGA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Audit Related Issues

Ratifying Auditors and Approving Auditor Compensation

SSGA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSGA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSGA FM will support the disclosure of auditor and consulting relationships when the same or related entities are

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FM Proxy Voting and Engagement Guidelines

conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSGA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

Capital Related Issues

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company.

The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSGA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSGA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms.

When applying the thresholds, SSGA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSGA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSGA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSGA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSGA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights

SSGA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

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FM Proxy Voting and Engagement Guidelines

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Issues

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or by-laws to add or delete a provision that is deemed to have an anti-takeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

SSGA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSGA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSGA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their by-laws if:

•	The company also does not allow shareholders to act by written consent; or

•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSGA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSGA FM will vote for management proposals related to special meetings.

Written Consent

SSGA FM will vote for shareholder proposals on written consent at companies if:

•	The company does not have provisions in their by-laws giving shareholders the right to call for a special meeting; or

•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and

•	The company has a poor governance profile.

SSGA FM will vote management proposals on written consent on a case-by-case basis.

Super–Majority

SSGA FM will generally vote against amendments to by-laws requiring super-majority shareholder votes to pass or repeal certain provisions. SSGA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

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FM Proxy Voting and Engagement Guidelines

Remuneration Issues

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSGA FM believes executive compensation plays a critical role in aligning executives’ interest with shareholders’, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSGA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSGA FM considers numerous criteria when examining equity award proposals. Generally, SSGA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSGA FM reviews that number in light of certain factors, including the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than five to eight percent are generally not supported.

Repricing SSGA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

•	Number of participants or eligible employees;

•	The variety of awards possible; and

•	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control; and

•	Excessive compensation (i.e. compensation plans which are deemed by SSGA FM to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back, (iii) specify the range of premium/discount to market price at which a company can repurchase shares and, (iv) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSGA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSGA FM will support the proposal to amend the plan.

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FM Proxy Voting and Engagement Guidelines

Employee Stock Option Plans

SSGA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSGA FM takes market practice into consideration.

Compensation Related Items

SSGA FM will generally support the following proposals:

•	Expansions to reporting of financial or compensation-related information, within reason; and

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSGA FM will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors.

Miscellaneous/Routine Items

SSGA FM generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;

•	Opting-out of business combination provision;

•	Proposals that remove restrictions on the right of shareholders to act independently of management;

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;

•	Shareholder proposals to put option repricings to a shareholder vote;

•	General updating of, or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);

•	Change in corporation name;

•	Mandates that amendments to by-laws or charters have shareholder approval;
•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;

•	Repeals, prohibitions or adoption of anti-greenmail provisions;

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and

•	Exclusive forum provisions.

SSGA FM generally does not support the following miscellaneous/ routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives;

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;

•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;

•	Proposals to approve other business when it appears as a voting item;

•	Proposals giving the board exclusive authority to amend the by-laws; and

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Environmental and Social Issues

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face

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FM Proxy Voting and Engagement Guidelines

and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

[1]	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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FM Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global

Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6452 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

Australia

SSGA Funds Management, Inc.’s (“SSGA FM”) Australia Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in Australia. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflict of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s Australia Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in Australia, SSGA FM expects all companies at a minimum to comply with the ASX Corporate Governance Principles. Companies should provide detailed explanations under the Principles’ ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests. On some governance matters, such as composition of audit committees, we hold Australian companies to our global standards requiring all directors on the committee to be independent of management.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and the Asia-Pacific (“APAC”) investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. SSGA FM expects boards of ASX-300 listed companies to be comprised of at least a majority of independent directors. At all other listed companies, SSGA FM expects boards to be comprised of at least one-third independent directors.

SSGA FM’s broad criteria for director independence in Australian companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

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FM Proxy Voting and Engagement Guidelines

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA FM also considers the number of outside board director-ships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA FM supports the annual election of directors and encourages Australian companies to adopt this practice.

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the Australian market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Australian Corporate Governance Principles requires ASX listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. SSGA FM holds Australian companies to its global standards for developed financial markets, by requiring that all members of the audit committee be independent directors.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Executive pay is another important aspect of corporate governance. SSGA FM believes that executive pay should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. Australian Corporate Governance Principles requires ASX listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a non-binding vote on pay with a two-strike rule requiring a board spill in the event of a second strike, SSGA FM believes that the vote provides investors a mechanism to address concerns it may have on the quality of oversight provided by the board on remuneration issues. Accordingly SSGA FM voting guidelines accommodate local market practice.

Indemnification and limitations on liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

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FM Proxy Voting and Engagement Guidelines

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or to re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares without pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share repurchase requests that allow share repurchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

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FM Proxy Voting and Engagement Guidelines

Anti-Takeover Measures

SSGA FM opposes anti-takeover defenses, such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

There is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentive Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely

State Street Global Advisors	5

FM Proxy Voting and Engagement Guidelines

depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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FM Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6456 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

Europe

SSGA Funds Management, Inc.’s, (“SSGA FM”) European Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in European markets excluding the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles and SSGA’s Conflicts of Interest Policy which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s Proxy Voting and Engagement Guidelines in European markets address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management and monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in European markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in European companies, SSGA FM also considers guidance issued by the European Commission. Companies should provide detailed explanations under diverse ‘comply or explain’ approaches, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re–election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in European companies include factors such as:

•	Participation in related–party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders;

•	Family ties with any of the company’s advisers, directors or senior employees;

•	Employee and government representatives; and

•	Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively.

State Street Global Advisors	2

FM Proxy Voting and Engagement Guidelines

While, overall board independence requirements and board structures differ from market to market, SSGA FM considers voting against directors it deems non–independent if overall board independence is below one third. SSGA FM also assesses the division of responsibilities between chairman and CEO on a case–by–case basis, giving consideration to factors such as overall level of independence on the board and general corporate governance standards in the company. SSGA FM may also not support a proposal to discharge the board, if a company fails to meet adequate governance standards or board level independence.

When considering the election or re-election of a non-executive director, SSGA FM also considers the number of outside board directorships a non-executive can undertake and attendance at board meetings. In addition, SSGA FM may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Although we generally are in favor of the annual election of directors, we recognize that director terms vary considerably in different European markets. SSGA FM may vote against article/by-law changes that seek to extend director terms. In addition, in certain markets, SSGA FM may vote against directors if their director terms extend beyond four years.

SSGA FM believes companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM may vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, SSGA FM may vote against the entire slate.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, with gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or to re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

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FM Proxy Voting and Engagement Guidelines

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

In some European markets, differential voting rights continue to exist. SSGA FM supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. SSGA FM supports proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Related Party Transactions

Certain companies in European markets have a controlled ownership structure and have complex cross-shareholdings between subsidiaries and parent companies (related companies). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders,

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FM Proxy Voting and Engagement Guidelines

demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Measures

European markets have diverse regulations concerning the use of share issuances as takeover defenses with legal restrictions lacking in some markets. SSGA FM supports a one-share, one-vote policy, for example, given that dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. SSGA FM opposes unlimited share issuance authorizations as they may be used as anti-takeover devices, and they have the potential for substantial voting and earnings dilution. SSGA FM also monitors the duration of authorities to issue shares and whether there are restrictions and caps on multiple issuance authorities during the specified time periods. SSGA FM opposes anti-takeover defenses such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentive Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non–Executive Director Pay

In European markets, authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

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FM Proxy Voting and Engagement Guidelines

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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FM Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6457 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

Emerging Markets

SSGA Funds Management, Inc.’s (“SSGA FM”) Emerging Market Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in emerging markets. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles which provides a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

At SSGA FM, we recognize that countries in emerging markets are disparate in their corporate governance frameworks and practices. Concurrent with developing a company specific voting and engagement program, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country. These factors include: (i) the macroeconomic conditions and broader political system in a country; (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary—to name a few. While emerging market countries tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, SSGA FM’s emerging market proxy voting policy is designed to identify and address specific governance concerns in each market.

SSGA FM’s Proxy Voting and Engagement Philosophy in Emerging Markets

SSGA FM’s approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. Since the overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country, improving the macro governance framework in a country may help reduce governance risks, in turn, increasing the overall value of SSGA FM’s holdings over time. Therefore, in order to improve the overall governance framework and practices in a country, members of our proxy voting and engagement team endeavor to visit emerging market countries and meet with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in emerging markets. To help mitigate company specific risk, the team works alongside members of the active fundamental and emerging market teams to engage with emerging market companies on governance issues and address any specific concerns or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives SSGA FM’s proxy voting and engagement philosophy in emerging markets.

SSGA FM’s proxy voting guidelines in emerging markets addresses six broad areas:

•	Directors and Boards;

•	Accounting and Audit Related Issues;

•	Shareholder Rights and Capital Related Issues;
•	Remuneration;

•	Environmental and Social Issues; and

•	General/Routine Issues.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. However, several factors such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles, prevalence of related-party transactions and the general resistance from controlling shareholders to increase board independence renders the election of directors as one of the most important fiduciary duties SSGA FM performs in emerging market companies.

SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. SSGA FM expects companies to meet minimum overall board independence standards as defined in a corporate governance code or market practice. Therefore, in several countries, SSGA FM will vote against select non-independent directors if overall board independence levels do not meet market standards.

SSGA FM’s broad criteria for director independence in emerging market companies include factors such as:

•	Participation in related-party transactions;

•	Employment history with company;

•	Relations with controlling shareholders and other employees; and

•	Attendance levels.

In some countries, market practice calls for the establishment of a board level audit committee. In such cases, SSGA FM believes companies should have an audit committee that is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well as their effectiveness and resource levels. Based on our desire to enhance the quality of financial and accounting oversight provided by independent directors, SSGA FM expects that listed companies have an audit committee that is constituted of a majority of independent directors.

Audit Related Issues

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely on financial statements. SSGA FM believes that

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FM Proxy Voting and Engagement Guidelines

audit committees provide the necessary oversight on the selection and appointment of auditors, a company’s internal controls and accounting policies, and the overall audit process. In emerging markets, SSGA FM encourages boards to appoint an audit committee composed of a majority of independent auditors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appointment at the annual meeting. SSGA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.

Shareholder Rights and Capital Related Issues

SSGA FM believes that changes to a company’s capital structure such as changes in authorized share capital, share repurchase and debt issuances are critical decisions made by the board. SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related Party Transactions

Most companies in emerging markets have a controlled ownership structure that often include complex cross-shareholdings between subsidiaries and parent companies (“related companies”). As a result, there is a high prevalence of related-party transactions between the company and its various stakeholders such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs

With regard to share repurchase programs, SSGA FM expects companies to clearly state the business purpose for the program and a definitive number of shares to be repurchased.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings,

liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

SSGA FM will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Remuneration

SSGA FM considers it to be the board’s responsibility to set appropriate levels of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term. In emerging markets we encourage companies to disclose information on senior executive remuneration.

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FM Proxy Voting and Engagement Guidelines

With regard to director remuneration, SSGA FM supports director pay provided the amounts are not excessive relative to other issuers in the market or industry and are not overly dilutive to existing shareholders.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change. In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

In emerging markets, shareholders seldom vote on environmental and social issues. Therefore, SSGA FM addresses a company’s approach to identifying and managing environmental and social risks stemming for various aspects of its operations in its one-on-one engagement with companies.

General/Routine Issues

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, SSGA FM’s policies consider several factors including historical dividend payouts, pending litigation, governmental investigations, charges of fraud or other indication of significant concerns.

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FM Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D, regulated by the Monetary Authority of Singapore) • Telephone: +65 6826-7555 • Facsimile: +65 6826-7501 • Web: www.SSGA.com. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’ express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6455 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

Japan

SSGA Funds Management, Inc.’s, (“SSGA FM”) Japan Proxy Voting and Engagement Guidelines complement and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s Proxy Voting and Engagement Guidelines in Japan address areas including: board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in Japan, SSGA FM takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, SSGA FM expects Japanese companies to address conflicts of interest, risk management and demonstrate an effective process for monitoring management. In its analysis and research into corporate governance issues in Japanese companies, SSGA FM also considers guidance issued by the Corporate Law Subcommittee of the Legislative Council within the Ministry of Justice as well as private study groups.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, and environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice.

Japanese companies have the option of having a traditional board of directors with statutory auditors, a board with a committee structure, or a hybrid board with board level audit committee. SSGA FM will generally support companies that seek shareholder approval to adopt a committee or hybrid board structure.

Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

SSGA FM will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on SSGA FM criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong-doing and breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors, however, SSGA FM believes there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•	SSGA FM believes that non-controlled Japanese companies should appoint at least two outside directors, otherwise, SSGA FM will oppose the top executive who is responsible for the director nomination process; and

•	For controlled companies with a statutory auditor structure, SSGA FM will oppose the top executive, if the board does not have at least two independent directors.

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FM Proxy Voting and Engagement Guidelines

For companies with a committee structure or a hybrid board structure, SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering general market practice, as well as the independence of the nominee. SSGA FM also takes into consideration the overall independence level of the committees. In determining director independence, SSGA FM considers the following factors:

•	Participation in related-party transactions and other business relations with the company;

•	Past employment with the company;

•	Provides professional services to the company; and

•	Family ties with the company.

Regardless of board structure, SSGA FM may oppose the election of a director for the following reasons:

•	Failure to attend board meetings; or

•	In instances of egregious actions related to a director’s service on the board.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. SSGA FM believes limitations and indemnification are necessary to attract and retain qualified directors.

Audit Related Items

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should have the opportunity to vote on their appointment at the annual meeting.

Ratifying External Auditors

SSGA FM will generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Capital Structure, Reorganization and Mergers

SSGA FM supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA FM supports proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

SSGA FM generally supports increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, SSGA FM may oppose the request if the increase in authorized capital exceeds 100 percent of the currently authorized capital. Where share issuance requests exceed our standard threshold, SSGA FM will consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Dividends

SSGA FM generally supports dividend payouts that constitute 30 percent or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30 percent without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Share Repurchase Programs

Companies are allowed under Japanese Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. SSGA FM will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. SSGA FM believes the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

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FM Proxy Voting and Engagement Guidelines

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share repurchase requests that allow share repurchases during a takeover period.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

In general, SSGA FM believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment and discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

In evaluating poison pills, the following conditions must be met before SSGA FM will recommend a vote in favor.

SSGA FM will support the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20 percent, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20 percent, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, or (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Compensation

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. SSGA FM, where possible, seeks to encourage the use of performance based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

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FM Proxy Voting and Engagement Guidelines

Approve Adjustment to Aggregate Compensation Ceiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted and management provides the rationale for the ceiling increase. SSGA FM will generally support proposed increases to the ceiling if the company discloses the rationale for the increase. SSGA FM may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Approve Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, SSGA FM believes that existing shareholder approval of the bonus should be considered best practice. As a result, SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

Approve Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based on board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, SSGA FM supports these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Approve Stock Plan

Most option plans in Japan are conservative, particularly at large companies. Japan corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, SSGA FM cannot calculate the dilution level and, therefore, SSGA FM may oppose such plans for poor disclosure. SSGA FM also opposes plans that allow for the repricing of the exercise price.

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. SSGA FM evaluates deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

Miscellaneous/Routine Items

Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, SSGA FM views proposals to expand and diversify the company’s business activities as routine and non-contentious. SSGA FM will monitor instances where there has been an inappropriate acquisition and diversification away from the company’s main area of competence, which resulted in a decrease of shareholder value.

More Information

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

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FM Proxy Voting and Engagement Guidelines

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6454 0316 Exp. Date: 03/31/2017

March 2016

FM Proxy Voting and Engagement Guidelines

United Kingdom

SSGA Funds Management, Inc.’s (“SSGA FM”), UK Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s UK Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the UK and Ireland, SSGA FM expects all companies, regardless of domicile, that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange to comply with the UK Corporate Governance Code. Companies should provide detailed explanations under the Code’s ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in UK companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Excessive tenure and a preponderance of long-tenured directors:

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA FM also considers the number of outside board directorships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA FM supports the annual election of directors.

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FM Proxy Voting and Engagement Guidelines

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the UK market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM will vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, with gross negligence or reckless disregard of the duties involved in.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or to re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

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FM Proxy Voting and Engagement Guidelines

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize share-holder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA FM opposes anti-takeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure.

Equity Incentive Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

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FM Proxy Voting and Engagement Guidelines

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company- by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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FM Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066

155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. INST-6453 0316 Exp. Date: 03/31/2017

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

Under the terms of Registrant’s Amended and Restated Declaration of Trust, Article VIII, Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by Registrant under the Investment Company Act of 1940.

Item 16.	Exhibits

(1)	Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on From N-1A filed with the Commission on April 25, 2014.

(2)	Amended and Restated By-Laws of State Street Institutional Investment Trust (the “Trust”) are incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(5)	Articles III and V of the Registrant’s Amended and Restated Declaration of Trust dated April 14, 2014, as amended to date, define the rights of holders of securities being registered.

(6)	(i) Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(6)	(ii) Amended and Restated Schedule B dated February 16, 2016 to the Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(6)	(iii) Investment Sub-Advisory Agreement dated October 9, 2014 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	(iv) Investment Sub-Advisory Agreement dated January 20, 2015 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	(v) Form of Investment Advisory Agreement dated April 16, 2015 between SSGA Funds Management, Inc. and Skipjack Strategic Real Return Cayman Fund Ltd. is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(i) Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(7)	(ii) Amended Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(7)	(iii) Notice to the Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(iv) Notice to Distribution Agreement related to the State Street Green Bond Fund, State Street ESG Emerging Markets Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund and State Street Macro Absolute Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(v) Notice to the Distribution Agreement related to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(7)	(vi) Notice to the Distribution Agreement related to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund, State Street 60 Day Money Market Fund, State Street 60 Day Money Market Portfolio, State Street Cash Reserves Fund, State Street Cash Reserves Portfolio, State Street Conservative Income Fund, State Street Conservative Income Portfolio, State Street Institutional Liquid Assets Fund, State Street Institutional Liquid Assets Portfolio, State Street Current Yield Fund, State Street Current Yield Portfolio, State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(8)	Not applicable.

(9)	(i) Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(9)	(ii) Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(9)	(iii) Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(9)	(iv) Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(9)	(v) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(9)	(vi) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street International Developed Equity Index Fund is Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(9)	(vii) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Hedged International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(9)	(viii) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio and State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(10)	(i) Amended and Restated Rule 12b-1 Plan is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(10)	(ii) Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	(iii) Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	(iv) Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(12)	Opinion of Counsel regarding certain tax matters to be filed by amendment.

(13)	(i) Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(13)	(ii) Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(iii) Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(13)	(iv) Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(v) Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(vi) Notice to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(13)	(vii) Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(13)	(viii) Notice to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to State Street Global Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(ix) Administration Agreement dated June 1, 2015 between SSGA Funds Management, Inc., SSGA Funds, State Street Institutional Investment Trust and State Street Master Funds is filed is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(x) Amended Schedule A dated February 16, 2016 to the Administration Agreement dated June 1, 2015 between SSGA Funds Management, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund is filed is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(xi) Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(13)	(xii) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(13)	(xiii) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(13)	(xiv) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xv) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xvi) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xvii) Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(xviii) Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(13)	(xix) Plan of Liquidation and Termination relating to the State Street Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(13)	(xx) Joint Code of Ethics governing the Registrant is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(xxi) Code of Ethics of CBRE Clarion Securities LLC is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(14)	Consent of Ernst & Young LLP is filed electronically herewith.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Registration Statement and all amendments hereto is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(i) Prospectus of SSGA Money Market Fund, SSGA Prime Money Market Fund, SSGA U.S. Government Money Market Fund, and SSGA U.S. Treasury Money Market Fund, dated December 18, 2015, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(ii) Supplement dated May 23, 2016 to Prospectuses, Summary Prospectuses and Statement of Additional Information of SSGA Money Market Fund and SSGA Prime Money Market Fund dated December 18, 2015, as supplemented, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(iii) Supplement dated May 23, 2016 to Prospectuses, Summary Prospectuses and Statement of Additional Information of SSGA U.S. Government Money Market Fund and SSGA U.S. Treasury Money Market Fund dated December 18, 2015, as supplemented, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(iv) Statement of Additional Information of SSGA Funds dated December 18, 2015 is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(v) Unaudited Financial Statements of the Semiannual Report of SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund for the fiscal period ended February 29, 2016 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(vi) Unaudited Financial Statements of the Semiannual Report of SSGA Money Market Fund and SSGA U.S. Government Money Market Fund for the fiscal period ended February 29, 2016 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(vii) Audited Financial Statements of the Annual Report of SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund for the fiscal year ended August 31, 2015 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(viii) Audited Financial Statements of the Annual Report of SSGA Money Market Fund and SSGA U.S. Government Money Market Fund for the fiscal year ended August 31, 2015 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

Item 17. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, State Street Institutional Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of June, 2016.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Name: Title:	Ellen M. Needham President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of June, 2016.

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Patrick J. Riley*	/s/ Bruce D. Taber*
Patrick J. Riley	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ Douglas T. Williams*
Bruce S. Rosenberg, Treasurer and Principal Financial Officer	Douglas T. Williams, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

/s/ Kristin Schantz
*By: Kristin Schantz Attorney-in-Fact Pursuant to Powers of Attorney